AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 2007



                                            REGISTRATION STATEMENT NO. 033-58131


                                                                       811-07259
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 12


                                       AND



                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 12



                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES


                           (Exact name of Registrant)



                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT

                               (Name of Depositor)


                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.

                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                  (Name and Address of Agent Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 30, 2007 pursuant to paragraph (b) of Rule 485.


[ ]            days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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                         VINTAGE(SM) ANNUITY PROSPECTUS:


                  METLIFE OF CT FUND BD FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES



This prospectus describes VINTAGE(SM) ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 30, 2007 are:








AMERICAN FUNDS INSURANCE SERIES -- CLASS 2       LEGG MASON PARTNERS VARIABLE INCOME TRUST
  American Funds Global Growth Fund                Legg Mason Partners Variable High Income
  American Funds Growth Fund                          Portfolio
  American Funds Growth-Income Fund                Legg Mason Partners Variable Money Market
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL           Portfolio
  SHARES                                         MET INVESTORS SERIES TRUST
  Dreyfus Variable Investment Fund Developing      Batterymarch Mid-Cap Stock
     Leaders Portfolio                                Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          BlackRock Large-Cap Core Portfolio -- Class
  Legg Mason Partners Variable Aggressive             E
     Growth Portfolio -- Class I                   Lord Abbett Bond Debenture
  Legg Mason Partners Variable Capital and            Portfolio -- Class A
     Income Portfolio -- Class I                   Met/AIM Capital Appreciation
  Legg Mason Partners Variable Dividend               Portfolio -- Class A
     Strategy Portfolio                            Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Equity Index           A
     Portfolio -- Class II                       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Fundamental         BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason Partners Variable International       BlackRock Bond Income Portfolio -- Class E
     All Cap Opportunity Portfolio                 Capital Guardian U.S. Equity
  Legg Mason Partners Variable Investors              Portfolio -- Class A
     Portfolio -- Class I                          FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           MFS(R) Total Return Portfolio -- Class F
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Growth
  Legg Mason Partners Variable Lifestyle              Portfolio -- Class B
     Allocation 50%                                Western Asset Management Strategic Bond
  Legg Mason Partners Variable Lifestyle              Opportunities Portfolio -- Class A
     Allocation 70%
  Legg Mason Partners Variable Lifestyle
     Allocation 85%
  Legg Mason Partners Variable Small Cap
     Growth Portfolio -- Class I





-------


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C Additional Information Regarding the Underlying Funds."



THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........     10
The Annuity Contract....................     10
  Contract Owner Inquiries..............     11
  Purchase Payments.....................     11
  Accumulation Units....................     11
  The Variable Funding Options..........     12
The Fixed Account.......................     16
Charges and Deductions..................     16
  General...............................     16
  Withdrawal Charge.....................     17
  Free Withdrawal Allowance.............     17
  Administrative Charges................     17
  Mortality and Expense Risk Charge.....     17
  Variable Liquidity Benefit Charge.....     17
  Variable Funding Option Expenses......     18
  Premium Tax...........................     18
  Changes in Taxes Based upon Premium or
     Value..............................     18
Transfers...............................     18
  Market Timing/Excessive Trading.......     18
  Dollar Cost Averaging.................     20
Access to Your Money....................     21
  Systematic Withdrawals................     22
  Loans.................................     22
Ownership Provisions....................     22
  Types of Ownership....................     22
     Contract Owner.....................     22
     Beneficiary........................     22
     Annuitant..........................     23
Death Benefit...........................     23
  Death Proceeds before the Maturity
     Date...............................     23
  Payment of Proceeds...................     25
  Beneficiary Contract Continuance......     26
  Planned Death Benefit.................     27
  Death Proceeds after the Maturity
     Date...............................     27
The Annuity Period......................     27
Maturity Date...........................     27
Allocation of Annuity...................     28
Variable Annuity........................     28
Fixed Annuity...........................     28
Payment Options.........................     28
  Election of Options...................     28
  Annuity Options.......................     29
  Variable Liquidity Benefit............     29
Miscellaneous Contract Provisions.......     30
  Right to Return.......................     30
  Termination...........................     30
  Required Reports......................     30
  Suspension of Payments................     30
The Separate Accounts...................     30
  Performance Information...............     31
Federal Tax Considerations..............     31
  General Taxation of Annuities.........     32
  Types of Contracts: Qualified and Non-
     qualified..........................     32
  Qualified Annuity Contracts...........     32
  Taxation of Qualified Annuity
     Contracts..........................     33
  Mandatory Distributions for Qualified
     Plans..............................     33
  Individual Retirement Annuities.......     33
  Roth IRAs.............................     34
  TSAs (ERISA and non-ERISA)............     34
  Non-qualified Annuity Contracts.......     36
  Diversification Requirements for
     Variable Annuities.................     37
  Ownership of the Investments..........     38
  Taxation of Death Benefit Proceeds....     38
  Other Tax Considerations..............     38
  Treatment of Charges for Optional
     Benefits...........................     38
  Puerto Rico Tax Considerations........     38
  Non-Resident Aliens...................     38
  Tax Credits and Deductions............     39
Other Information.......................     39
  The Insurance Companies...............     39
  Financial Statements..................     39
  Distribution of Variable Annuity
     Contracts..........................     39
  Conformity with State and Federal
     Laws...............................     40
  Voting Rights.........................     41
  Restrictions on Financial
     Transactions.......................     41
  Legal Proceedings.....................     41
Appendix A: Condensed Financial
  Information for MetLife of CT Fund BD
  for Variable Annuities................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Fund BD
  II for Variable Annuities.............    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Enhanced Death Benefit for
  Contracts Issued before June 1, 1997..    E-1
Appendix F: Contents of the Statement of
  Additional Information................    F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P. O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P. O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                               VINTAGE(SM) ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund BD for Variable Annuities ("Fund BD "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund BD II for Variable Annuities ("Fund BD II"). When we refer to the Separate Account, we are referring to either Fund BD or Fund BD II, depending upon your issuing Company.





The Contract is no longer available for sale. For Contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.



During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.



CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.02% for the Standard Death Benefit and 1.30% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after six full years.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. The Enhanced Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid in a lump sum to the beneficiary.

                                    FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE:......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





VARIABLE LIQUIDITY BENEFIT CHARGE:......................   6%(2)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE:..................   $30(3)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 6 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                4 years               3%
         4 years                5 years               2%
         5 years                6 years               1%
        6 years+                                      0%


(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after six years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                4 years               3%
         4 years                5 years               2%
         5 years                6 years               1%
        6 years+                                      0%


(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)



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       STANDARD DEATH BENEFIT                           ENHANCED DEATH BENEFIT
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Mortality and Expense Risk Charge     1.02%(1)   Mortality and Expense Risk Charge      1.30%(1)
Administrative Expense Charge         0.15%      Administrative Expense Charge          0.15%
                                      ----                                              ----
  Total Annual Separate Account                    Total Annual Separate Account
     Charges                          1.17%           Charges                           1.45%
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(1)   We are waiving the following amount of the Mortality and Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio -- Class A.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1), and other
expenses).............................................................    0.48%     1.04%




UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)






                                                          DISTRIBUTION               TOTAL    CONTRACTUAL FEE     NET TOTAL
                                                             AND/OR                  ANNUAL    WAIVER AND/OR        ANNUAL
                                             MANAGEMENT  SERVICE(12b-1)    OTHER   OPERATING      EXPENSE         OPERATING
UNDERLYING FUND:                                 FEE          FEES       EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*
----------------                             ----------  --------------  --------  ---------  ---------------  ---------------


AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
  American Funds Global Growth Fund........     0.55%         0.25%        0.03%     0.83%           --          0.83%
  American Funds Growth Fund...............     0.32%         0.25%        0.02%     0.59%           --          0.59%
  American Funds Growth-Income Fund........     0.27%         0.25%        0.01%     0.53%           --          0.53%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
  SHARES
  Dreyfus Variable Investment Fund
     Developing Leaders Portfolio..........     0.75%           --         0.07%     0.82%           --          0.82%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class I++.........     0.75%           --         0.02%     0.77%           --          0.77%
  Legg Mason Partners Variable Capital and
     Income Portfolio -- Class I...........     0.75%           --         0.08%     0.83%           --          0.83%
  Legg Mason Partners Variable Dividend
     Strategy Portfolio++..................     0.65%           --         0.24%     0.89%           --          0.89%
  Legg Mason Partners Variable Equity Index
     Portfolio -- Class II.................     0.31%         0.25%        0.03%     0.59%           --          0.59%
  Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I............     0.75%           --         0.02%     0.77%           --          0.77%
  Legg Mason Partners Variable
     International All Cap Opportunity
     Portfolio++...........................     0.85%           --         0.09%     0.94%           --          0.94%
  Legg Mason Partners Variable Investors
     Portfolio -- Class I..................     0.65%           --         0.07%     0.72%           --          0.72%
  Legg Mason Partners Variable Large Cap
     Growth Portfolio -- Class I++.........     0.75%           --         0.04%     0.79%           --          0.79%
  Legg Mason Partners Variable Small Cap
     Growth Portfolio -- Class I...........     0.75%           --         0.21%     0.96%           --          0.96%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable High Income
     Portfolio++...........................     0.60%           --         0.06%     0.66%           --          0.66%
  Legg Mason Partners Variable Money Market
     Portfolio++...........................     0.45%           --         0.03%     0.48%           --          0.48%
MET INVESTORS SERIES TRUST(1)
  Batterymarch Mid-Cap Stock
     Portfolio -- Class A..................     0.70%           --         0.11%     0.81%           --          0.81%(2)
  BlackRock Large-Cap Core
     Portfolio -- Class E..................     0.63%         0.15%        0.22%     1.00%           --          1.00%(2,3,4)
  Lord Abbett Bond Debenture
     Portfolio -- Class A..................     0.50%           --         0.04%     0.54%           --          0.54%
  Met/AIM Capital Appreciation
     Portfolio -- Class A..................     0.77%           --         0.09%     0.86%           --          0.86%(2,3,5)
  Pioneer Strategic Income
     Portfolio -- Class A..................     0.70%           --         0.12%     0.82%           --          0.82%(2,3,5)
METROPOLITAN SERIES FUND, INC.(6)
  BlackRock Aggressive Growth
     Portfolio -- Class D..................     0.72%         0.10%        0.06%     0.88%           --          0.88%
  BlackRock Bond Income Portfolio -- Class
     E.....................................     0.39%         0.15%        0.07%     0.61%         0.01%         0.60%(7)
  Capital Guardian U.S. Equity
     Portfolio -- Class A..................     0.66%           --         0.06%     0.72%           --          0.72%
  FI Large Cap Portfolio -- Class A........     0.78%           --         0.06%     0.84%           --          0.84%(8)
  MFS(R) Total Return Portfolio -- Class
     F.....................................     0.53%         0.20%        0.05%     0.78%           --          0.78%(8)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B..................     0.60%         0.25%        0.08%     0.93%           --          0.93%
  Western Asset Management Strategic Bond
     Opportunities Portfolio -- Class A....     0.63%           --         0.07%     0.70%           --          0.70%

                                                                                                                    NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                    OPERATING
                                                 DISTRIBUTION               TOTAL    CONTRACTUAL FEE  NET TOTAL      EXPENSES
                                                    AND/OR                  ANNUAL    WAIVER AND/OR     ANNUAL      INCLUDING
                                    MANAGEMENT  SERVICE(12b-1)    OTHER   OPERATING      EXPENSE      OPERATING     UNDERLYING
UNDERLYING FUND:                        FEE          FEES       EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES*   FUND EXPENSES*
----------------                    ----------  --------------  --------  ---------  ---------------  ---------  ---------------


LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Lifestyle Allocation
     50%++++......................     0.35%          --           --       0.35%           --          0.35%        1.00%(9)
  Legg Mason Partners Variable
     Lifestyle Allocation
     70%++++......................     0.35%          --           --       0.35%           --          0.35%        1.03%(9)
  Legg Mason Partners Variable
     Lifestyle Allocation
     85%++++......................     0.35%          --           --       0.35%           --          0.35%        1.04%(9)



---------



* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.


++++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended January 31, 2006.




(1) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(2) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.




(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.




(4) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.




(5) The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(6) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(8) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.




(9) These Portfolios are "funds of funds" that invest substantially all of their assets in other Legg Mason-affiliated funds. Because the Portfolios invest in other funds, each Portfolio will bear its pro rata portion of the operating expenses of the underlying funds, including the management fee. Based on the expense ratios of the underlying Legg Mason-affiliated funds in which the Portfolios were invested on January 31, 2007, the approximate operating expenses of the underlying funds are expected to be as follows: 0.65% for the Legg Mason Partners Variable Lifestyle Allocation 50%, 0.68% for the Legg Mason Partners Variable Lifestyle Allocation 70%, and 0.69% for the Legg Mason Partners Variable Lifestyle Allocation 85%.




EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.



                             IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                   END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                      ----------------------------------------------  ----------------------------------------------
FUNDING OPTION          1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with
Maximum Total Annual
Operating Expenses..     $857       $1,299      $1,517      $2,861       $257        $789       $1,347      $2,861
Underlying Fund with
Minimum Total Annual
Operating Expenses..     $801       $1,130      $1,235      $2,296       $201        $620       $1,065      $2,296





                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Vintage(SM) Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not offered to new purchasers.



                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------


Standard Death Benefit                                                           80
Enhanced Death Benefit                                                           75



Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open.

After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.





WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitutions without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.





PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in its role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table----Underlying Fund Fees and Expenses" and "Other Information----Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.





We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:





             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE
  SERIES -- CLASS 2
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund                          through stocks.                    Company
  American Funds Growth Fund       Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund                          and income.                        Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund Developing Leaders
     Portfolio
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long-    LLC
     Portfolio -- Class I          term capital appreciation).        Subadviser: ClearBridge Advisors,
                                                                      LLC; Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio   principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio                                            Subadviser: Brandywine Global
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks a balance of capital and     Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 50%      income.                            LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 70%      capital.                           LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 85%                                         LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital. The fund seeks to         Subadviser: Western Asset
                                   maintain a stable $1 share price.  Management Company
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock       Seeks growth of capital.           Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: Batterymarch
                                                                      Financial Management, Inc.
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  Lord Abbett Bond Debenture       Seeks to provide high current      Met Investors Advisory LLC
     Portfolio -- Class A          income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a  LLC
                                   high total return.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Capital
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap                     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management         Seeks to maximize total return     MetLife Advisers, LLC
     Strategic Bond Opportunities  consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          income.                            Management Company

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts



     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners



     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)



     - administration of the annuity options available under the Contracts and



     -    the distribution of various reports to Contract Owners


Costs and expenses we incur include:


     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts



     - sales and marketing expenses including commission payments to your registered representative and



     -    other costs of doing business


Risks we assume include:


     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established



     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted




We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trust, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.



The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for six years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:






     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                4 years               3%
         4 years                5 years               2%
         5 years                6 years               1%
         6+years                                      0%





FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. We reserve the right to not permit the provision on a full surrender.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


     (1)  from the distribution of death proceeds;


     (2)  after an annuity payout has begun; or


     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.02% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.30% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:



 YEARS SINCE INITIAL PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                4 years               3%
         4 years                5 years               2%
         5 years                6 years               1%
         6+years                                      0%



Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying

Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the American Funds Global Growth Fund, Dreyfus VIF Developing Leaders Portfolio, Lord Abbett Bond Debenture Portfolio, Pioneer Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds Insurance Series portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios will also be subject to our current market timing and excessive trading policies and procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:


     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.


The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be credited with the non-program interest rate then in effect for the Fixed Account.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.


All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.




For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.


Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Succeeding Owner. For Non-qualified Contracts only, if joint owners are not named, the Contract Owner may name a succeeding owner in a Written Request. The succeeding owner becomes the Contract Owner if living when the Contract Owner dies. The succeeding owner has no interest in the Contract before then. The Contract Owner may change or delete a succeeding owner by Written Request.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

You may not change, delete, or add a Contingent Annuitant after the Contract becomes effective.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Roll-Up Death Benefit"). The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and written payment instructions or election of beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

     (1)  the Contract Value;

     (2)  the total Purchase Payments made under the Contract; or

     (3) the Contract Value on the latest fifth Contract Year anniversary immediately preceding the date on which the Company receives Due Proof of Death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

     (1)  the Contract Value;

     (2)  the total Purchase Payments made under the Contract; or

     (3) the Contract Value on the latest fifth Contract Year anniversary occurring on or before the Annuitant's 75(th) birthday.

ENHANCED DEATH BENEFIT (ROLL-UP DEATH BENEFIT)
(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

(Please refer to Appendix D for a description of the Enhanced Death Benefit for contracts purchased prior to June 1, 1997.)

All death benefits described below are reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted.


      AGE AT TIME OF DEATH                            DEATH BENEFIT


--------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date
                                    -  the roll-up death benefit value on the Death
                                       Report Date (as described below)
                                    -  the maximum of all step-up death benefit
                                       values (as described below) available on the
                                       Death Report Date
--------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date
                                    -  the roll-up death benefit value (as described
                                       below) on the Annuitant's 80(th) birthday,
                                       plus any additional Purchase Payments and
                                       minus any partial surrender reductions (as
                                       described below) that occur after the
                                       Annuitant's 80(th) birthday; or
                                    -  The maximum of all step-up death benefit
                                       values (as described below) in effect on the
                                       Death Report Date which are associated with
                                       any Contract Date anniversary occurring on or
                                       before the Annuitant's 80(th) birthday
--------------------------------------------------------------------------------------


THE ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the roll-up death benefit value is equal to the Purchase Payment. On each Contract Date anniversary, the roll-up death benefit value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

     (a) is the roll-up death benefit value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment during the previous Contract Year

     (c) is any partial surrender reduction (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value equals (a) plus (b) minus (c) where:

     (a) is the roll-up death benefit value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary.

The maximum roll-up death benefit payable equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

STEP-UP VALUE. We will establish a separate death benefit value on each anniversary of the Contract Date which occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. Whenever you make a Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. Whenever you take a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. Recalculations of step-up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or withdrawals occur.

THE PARTIAL SURRENDER REDUCTION referenced above is equal to (1) the amount of a death benefit value (step-up or roll-up) immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


           50,000 x (10,000/55,000) = $9,090


Your new step-up value would be 50,000-9,090 or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


           50,000 x (10,000/30,000) = $16,666


Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   Unless the beneficiary         Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          elects to continue the
OWNER)                        Owner's estate.                Contract rather than receive
                                                             the distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   Unless the beneficiary         Yes
(WITH NO JOINT OWNER)         none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.
---------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE   The surviving joint owner.     Unless the surviving joint     Yes
ANNUITANT)                                                   owner elects to continue the
                                                             Contract rather than receive
                                                             the distribution.
---------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE       The beneficiary (ies), or if   Unless the                     Yes
ANNUITANT)                    none, to the surviving joint   beneficiary/surviving joint
                              owner.                         owner elects to continue the
                                                             Contract rather than receive
                                                             the distribution.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A   The beneficiary (ies) (e.g.                                   Yes (Death of
NONNATURAL PERSON/TRUST)      the trust) or if none, to                                     Annuitant is
                              the owner.                                                    treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; contract continues.
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* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

                               QUALIFIED CONTRACTS


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                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
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OWNER/ANNUITANT               The beneficiary (ies), or if   Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a distribution.
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BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
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CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
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BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.


If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.


The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments


The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or



     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.


You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                               THE ANNUITY PERIOD

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MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.



You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts, or for Non-Qualified Contracts, the Annuitant's 75th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday for Non-qualified Contracts, or 70(th) birthday for Qualified Contracts, or for all Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity

Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.




ANNUITY OPTIONS





Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.




Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT



At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

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MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund BD for Variable Annuities ("Fund BD ") and MetLife of CT Fund BD II for Variable Annuities ("Fund BD II"), respectively. References to "Separate Account" refer either to Fund BD or Fund BD II, depending on the issuer of your Contract. Both Fund BD and Fund BD II were established on October 22, 1993 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund BD and Fund BD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.




MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.





NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), or 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008 and it may be indexed for inflation in years after 2008.

Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.


Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.


Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.





We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.




PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

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Vintage is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

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                  METLIFE OF CT FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.17%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.083             36,488

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.825          0.867                 --
                                                       2005      0.790          0.825             49,691
                                                       2004      0.755          0.790             49,723
                                                       2003      0.611          0.755             75,908
                                                       2002      0.886          0.611            450,377
                                                       2001      1.000          0.886            668,710

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2006      0.868          0.852                 --
                                                       2005      0.764          0.868            273,732
                                                       2004      0.714          0.764            445,460
                                                       2003      0.585          0.714            511,962
                                                       2002      0.857          0.585            546,050
                                                       2001      1.000          0.857            297,549

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/01).............................................  2006      1.249          1.487          3,816,183
                                                       2005      1.108          1.249          4,089,192
                                                       2004      0.988          1.108          4,084,784
                                                       2003      0.739          0.988          2,904,801
                                                       2002      0.876          0.739          2,231,042
                                                       2001      1.000          0.876            802,933

  American Funds Growth Subaccount (Class 2) (5/01)..  2006      1.099          1.197          7,693,917
                                                       2005      0.957          1.099          8,460,306
                                                       2004      0.860          0.957          8,964,439
                                                       2003      0.636          0.860          8,634,706
                                                       2002      0.852          0.636          5,528,439
                                                       2001      1.000          0.852          1,775,888

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (5/01).............................................  2006      1.166          1.328          7,453,818
                                                       2005      1.115          1.166          8,543,297
                                                       2004      1.022          1.115          9,809,591
                                                       2003      0.781          1.022          9,887,549
                                                       2002      0.967          0.781          6,543,536
                                                       2001      1.000          0.967          2,371,512

Dreyfus Variable Investment Fund
  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2006      1.291          1.324          1,751,850
                                                       2005      1.235          1.291          2,149,343
                                                       2004      1.122          1.235          2,640,571
                                                       2003      0.862          1.122          3,128,195
                                                       2002      1.078          0.862          3,595,868
                                                       2001      1.162          1.078          3,233,826
                                                       2000      1.038          1.162          3,583,484
                                                       1999      0.852          1.038          2,129,773
                                                       1998      1.000          0.852          1,024,905

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.805          0.939            283,117
                                                       2005      0.816          0.805            221,733
                                                       2004      0.799          0.816            281,085
                                                       2003      0.655          0.799            554,679
                                                       2002      0.895          0.655            364,889
                                                       2001      1.000          0.895            441,029

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      0.919          0.975            929,498
                                                       2005      0.875          0.919          1,520,198
                                                       2004      0.860          0.875          1,659,510
                                                       2003      0.648          0.860          1,657,215
                                                       2002      0.896          0.648            680,370
                                                       2001      1.000          0.896            233,523

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (3/97)...................  2006      1.505          1.609          1,451,230
                                                       2005      1.485          1.505          1,984,977
                                                       2004      1.396          1.485          2,221,117
                                                       2003      1.174          1.396          2,560,375
                                                       2002      1.270          1.174          3,121,798
                                                       2001      1.303          1.270          3,742,546
                                                       2000      1.258          1.303          3,561,033
                                                       1999      1.183          1.258          3,958,544
                                                       1998      1.093          1.183          4,046,998
                                                       1997      1.000          1.093          3,114,900

  LMPLS Growth Subaccount (3/97).....................  2006      1.378          1.483            746,301
                                                       2005      1.331          1.378            862,931
                                                       2004      1.239          1.331          1,158,365
                                                       2003      0.965          1.239          1,584,448
                                                       2002      1.192          0.965          2,169,501
                                                       2001      1.338          1.192          2,631,461
                                                       2000      1.421          1.338          2,951,806
                                                       1999      1.238          1.421          3,487,443
                                                       1998      1.099          1.238          3,135,267
                                                       1997      1.000          1.099          2,261,767

  LMPLS High Growth Subaccount (3/97)................  2006      1.451          1.570            232,742
                                                       2005      1.384          1.451            295,346
                                                       2004      1.266          1.384            420,556
                                                       2003      0.936          1.266            499,464
                                                       2002      1.242          0.936            574,369
                                                       2001      1.429          1.242            618,220
                                                       2000      1.558          1.429            707,214
                                                       1999      1.242          1.558            807,243
                                                       1998      1.090          1.242            723,814
                                                       1997      1.000          1.090            602,892

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI Investors Subaccount (Class I) (5/98).......  2006      1.380          1.613          2,006,577
                                                       2005      1.310          1.380          3,009,783
                                                       2004      1.201          1.310          3,433,092
                                                       2003      0.918          1.201          3,570,075
                                                       2002      1.207          0.918          3,952,134
                                                       2001      1.275          1.207          4,597,550
                                                       2000      1.119          1.275          1,901,624
                                                       1999      1.014          1.119          1,845,539
                                                       1998      1.000          1.014            704,294

  LMPVPI Total Return Subaccount (Class I) (5/98)....  2006      1.203          1.338            346,955
                                                       2005      1.178          1.203            550,872
                                                       2004      1.096          1.178            792,837
                                                       2003      0.956          1.096            996,893
                                                       2002      1.039          0.956          1,278,668
                                                       2001      1.060          1.039          1,200,238
                                                       2000      0.994          1.060            845,563
                                                       1999      0.997          0.994            769,348
                                                       1998      1.000          0.997            397,259

Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class II) (5/99)..  2006      0.919          1.046            946,074
                                                       2005      0.892          0.919          1,416,432
                                                       2004      0.818          0.892          1,746,644
                                                       2003      0.648          0.818          2,376,230
                                                       2002      0.845          0.648          2,780,694
                                                       2001      0.976          0.845          3,052,737
                                                       2000      1.088          0.976          2,024,943
                                                       1999      1.000          1.088          1,741,701

  LMPVPII Fundamental Value Subaccount (11/94).......  2006      2.948          3.404         14,164,874
                                                       2005      2.847          2.948         18,647,860
                                                       2004      2.662          2.847         24,106,289
                                                       2003      1.942          2.662         29,927,751
                                                       2002      2.497          1.942         36,718,095
                                                       2001      2.667          2.497         46,360,039
                                                       2000      2.240          2.667         55,492,831
                                                       1999      1.857          2.240         65,203,019
                                                       1998      1.790          1.857         73,467,726
                                                       1997      1.538          1.790         75,811,595

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII High Income Subaccount (6/94).............  2006      1.699          1.863          5,684,073
                                                       2005      1.675          1.699          7,676,239
                                                       2004      1.534          1.675         10,075,486
                                                       2003      1.217          1.534         13,435,291
                                                       2002      1.273          1.217         17,114,943
                                                       2001      1.338          1.273         22,158,369
                                                       2000      1.472          1.338         28,815,814
                                                       1999      1.452          1.472         38,357,097
                                                       1998      1.463          1.452         44,406,204
                                                       1997      1.300          1.463         42,964,010

  LMPVPIII International All Cap Growth Subaccount
  (6/94).............................................  2006      1.320          1.642         14,976,623
                                                       2005      1.195          1.320         18,446,461
                                                       2004      1.026          1.195         23,196,293
                                                       2003      0.814          1.026         29,382,959
                                                       2002      1.109          0.814         36,517,428
                                                       2001      1.630          1.109         49,462,447
                                                       2000      2.164          1.630         63,128,882
                                                       1999      1.305          2.164         72,748,400
                                                       1998      1.240          1.305         82,330,241
                                                       1997      1.222          1.240         87,384,895

  LMPVPIII Large Cap Growth Subaccount (5/98)........  2006      1.423          1.471          5,691,735
                                                       2005      1.368          1.423          7,749,638
                                                       2004      1.379          1.368         10,814,819
                                                       2003      0.945          1.379         13,098,784
                                                       2002      1.272          0.945         14,669,240
                                                       2001      1.471          1.272         23,676,786
                                                       2000      1.599          1.471         27,150,090
                                                       1999      1.237          1.599         25,851,563
                                                       1998      1.000          1.237         12,224,352

  LMPVPIII Large Cap Value Subaccount (6/94).........  2006      2.229          2.606         12,885,722
                                                       2005      2.118          2.229         16,412,848
                                                       2004      1.937          2.118         21,065,983
                                                       2003      1.536          1.937         25,941,256
                                                       2002      2.083          1.536         33,420,816
                                                       2001      2.296          2.083         45,558,878
                                                       2000      2.053          2.296         55,091,429
                                                       1999      2.076          2.053         67,687,987
                                                       1998      1.913          2.076         71,417,242
                                                       1997      1.528          1.913         71,149,294

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Money Market Subaccount (6/94)............  2006      1.329          1.374          7,717,928
                                                       2005      1.308          1.329          9,289,976
                                                       2004      1.311          1.308         12,948,924
                                                       2003      1.318          1.311         19,072,257
                                                       2002      1.317          1.318         34,637,166
                                                       2001      1.285          1.317         40,479,011
                                                       2000      1.226          1.285         33,979,597
                                                       1999      1.184          1.226         45,052,907
                                                       1998      1.140          1.184         47,120,777
                                                       1997      1.098          1.140         38,096,919

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.156          1.290            697,770
                                                       2005      1.115          1.156          1,519,218
                                                       2004      0.976          1.115          1,354,383
                                                       2003      0.696          0.976          1,401,009
                                                       2002      0.947          0.696            529,979
                                                       2001      1.000          0.947            443,888

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      2.044          1.952          2,428,155

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.083          1.150            706,671

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.634          1.717            697,927

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.528          1.514         15,647,229

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.888          1.961          9,100,597

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.121          1.097          6,038,096

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.606          1.672          4,325,519

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      2.095          2.160          8,916,046

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.000          1.016         59,467,672

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2006      2.628          2.817         18,208,466

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.072            258,683

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class A) (4/06)..........  2006      1.822          1.905          2,307,590

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/95)............................................  2006      1.433          1.528                 --
                                                       2005      1.333          1.433         21,247,306
                                                       2004      1.267          1.333         27,573,752
                                                       2003      0.991          1.267         34,875,318
                                                       2002      1.317          0.991         43,597,234
                                                       2001      1.748          1.317         58,613,993
                                                       2000      1.974          1.748         74,130,562
                                                       1999      1.397          1.974         81,401,202
                                                       1998      1.206          1.397         90,905,019
                                                       1997      1.088          1.206         91,233,697

  Travelers Convertible Securities Subaccount
  (6/98).............................................  2006      1.531          1.634                 --
                                                       2005      1.543          1.531            863,873
                                                       2004      1.469          1.543          1,082,850
                                                       2003      1.177          1.469          1,192,485
                                                       2002      1.280          1.177          1,982,316
                                                       2001      1.306          1.280          2,206,650
                                                       2000      1.175          1.306          1,168,231
                                                       1999      1.001          1.175            626,884
                                                       1998      1.000          1.001            248,991

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/98).............................................  2006      1.869          2.044                 --
                                                       2005      1.682          1.869          3,316,718
                                                       2004      1.461          1.682          3,783,231
                                                       2003      1.105          1.461          3,810,819
                                                       2002      1.305          1.105          4,509,768
                                                       2001      1.376          1.305          4,124,695
                                                       2000      1.194          1.376          3,158,686
                                                       1999      1.064          1.194          1,843,199
                                                       1998      1.000          1.064            397,554

  Travelers Managed Income Subaccount (6/94).........  2006      1.619          1.606                 --
                                                       2005      1.616          1.619          5,339,484
                                                       2004      1.590          1.616          7,066,638
                                                       2003      1.483          1.590          9,092,631
                                                       2002      1.469          1.483         11,833,198
                                                       2001      1.392          1.469         13,910,891
                                                       2000      1.306          1.392         13,842,174
                                                       1999      1.309          1.306         17,250,745
                                                       1998      1.261          1.309         20,492,138
                                                       1997      1.163          1.261         17,886,675

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.019          1.083                 --
                                                       2005      0.920          1.019            852,850
                                                       2004      0.803          0.920          1,065,482
                                                       2003      0.671          0.803          1,579,231
                                                       2002      0.906          0.671          2,067,818
                                                       2001      1.183          0.906          3,143,694
                                                       2000      1.267          1.183          3,989,985
                                                       1999      1.037          1.267          3,898,421
                                                       1998      1.000          1.037          1,353,759

  Travelers MFS(R) Mid Cap Growth Subaccount (2/05)..  2006      1.058          1.121                 --
                                                       2005      1.000          1.058          8,070,019

  Travelers MFS(R) Total Return Subaccount (6/94)....  2006      2.542          2.628                 --
                                                       2005      2.498          2.542         24,050,671
                                                       2004      2.268          2.498         29,790,919
                                                       2003      1.969          2.268         37,607,488
                                                       2002      2.103          1.969         44,972,133
                                                       2001      2.127          2.103         54,056,696
                                                       2000      1.845          2.127         64,462,637
                                                       1999      1.819          1.845         78,484,497
                                                       1998      1.648          1.819         86,949,854
                                                       1997      1.376          1.648         83,810,525

  Travelers Pioneer Strategic Income Subaccount
  (6/94).............................................  2006      1.867          1.888                 --
                                                       2005      1.822          1.867         11,588,555
                                                       2004      1.661          1.822         14,941,189
                                                       2003      1.406          1.661         18,272,707
                                                       2002      1.344          1.406         23,732,550
                                                       2001      1.304          1.344         28,854,109
                                                       2000      1.325          1.304         37,822,306
                                                       1999      1.326          1.325         45,594,724
                                                       1998      1.332          1.326         53,053,274
                                                       1997      1.252          1.332         51,751,252

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Salomon Brothers Strategic Total Return
  Bond Subaccount (6/94).............................  2006      1.848          1.822                 --
                                                       2005      1.827          1.848          2,904,596
                                                       2004      1.739          1.827          3,672,857
                                                       2003      1.553          1.739          5,037,212
                                                       2002      1.450          1.553          5,507,970
                                                       2001      1.378          1.450          5,251,702
                                                       2000      1.319          1.378          6,890,789
                                                       1999      1.359          1.319          8,990,726
                                                       1998      1.397          1.359         11,299,081
                                                       1997      1.316          1.397         12,826,830

  Travelers Strategic Equity Subaccount (6/94).......  2006      2.482          2.594                 --
                                                       2005      2.461          2.482         30,239,137
                                                       2004      2.259          2.461         39,371,551
                                                       2003      1.724          2.259         49,020,099
                                                       2002      2.627          1.724         60,860,309
                                                       2001      3.068          2.627         84,551,493
                                                       2000      3.795          3.068        110,497,118
                                                       1999      2.903          3.795        131,228,285
                                                       1998      2.276          2.903        142,801,580
                                                       1997      1.785          2.276        144,292,812

  Travelers Van Kampen Enterprise Subaccount (6/94)..  2006      2.015          2.095                 --
                                                       2005      1.891          2.015         11,781,590
                                                       2004      1.842          1.891         15,562,554
                                                       2003      1.484          1.842         19,773,015
                                                       2002      2.125          1.484         24,341,031
                                                       2001      2.731          2.125         32,559,084
                                                       2000      3.238          2.731         43,294,726
                                                       1999      2.601          3.238         50,445,762
                                                       1998      2.103          2.601         55,902,505
                                                       1997      1.655          2.103         55,871,473






                         SEPARATE ACCOUNT CHARGES 1.45%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.081             15,388

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.814          0.855                 --
                                                       2005      0.782          0.814             17,992
                                                       2004      0.750          0.782                 --
                                                       2003      0.608          0.750             12,043
                                                       2002      0.885          0.608                 --
                                                       2001      1.000          0.885             62,490

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2006      0.856          0.839                 --
                                                       2005      0.757          0.856             75,075
                                                       2004      0.709          0.757             90,390
                                                       2003      0.583          0.709            164,993
                                                       2002      0.855          0.583             98,794
                                                       2001      1.000          0.855            220,509

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/01).............................................  2006      1.233          1.463            635,376
                                                       2005      1.097          1.233            576,306
                                                       2004      0.980          1.097            385,941
                                                       2003      0.735          0.980            246,731
                                                       2002      0.874          0.735            186,424
                                                       2001      1.000          0.874             42,484

  American Funds Growth Subaccount (Class 2) (5/01)..  2006      1.084          1.178          1,020,451
                                                       2005      0.947          1.084          1,164,467
                                                       2004      0.854          0.947          1,170,991
                                                       2003      0.633          0.854          1,297,330
                                                       2002      0.850          0.633          1,169,096
                                                       2001      1.000          0.850            249,033

  American Funds Growth-Income Subaccount (Class 2)
  (5/01).............................................  2006      1.151          1.307          1,213,983
                                                       2005      1.103          1.151          2,026,786
                                                       2004      1.014          1.103          2,168,615
                                                       2003      0.777          1.014          1,567,244
                                                       2002      0.965          0.777          1,363,147
                                                       2001      1.000          0.965            735,883

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Variable Investment Fund
  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2006      1.264          1.292            121,376
                                                       2005      1.212          1.264            165,344
                                                       2004      1.104          1.212            618,001
                                                       2003      0.851          1.104            841,633
                                                       2002      1.067          0.851            569,457
                                                       2001      1.153          1.067            333,484
                                                       2000      1.033          1.153            475,404
                                                       1999      0.851          1.033            301,650
                                                       1998      1.000          0.851             49,426

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.795          0.924             11,300
                                                       2005      0.808          0.795             47,800
                                                       2004      0.793          0.808             91,054
                                                       2003      0.652          0.793             61,630
                                                       2002      0.893          0.652             17,317
                                                       2001      1.000          0.893                 --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      0.907          0.960            121,731
                                                       2005      0.866          0.907            122,127
                                                       2004      0.854          0.866            243,584
                                                       2003      0.645          0.854            182,965
                                                       2002      0.894          0.645            426,644
                                                       2001      1.000          0.894             90,901

Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (3/97)...................  2006      1.468          1.566            534,469
                                                       2005      1.453          1.468            653,723
                                                       2004      1.370          1.453            729,632
                                                       2003      1.155          1.370            742,664
                                                       2002      1.253          1.155            839,760
                                                       2001      1.290          1.253            893,618
                                                       2000      1.248          1.290            778,489
                                                       1999      1.177          1.248            922,423
                                                       1998      1.091          1.177          1,086,882
                                                       1997      1.000          1.091            777,806

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPLS Growth Subaccount (3/97).....................  2006      1.345          1.443            765,519
                                                       2005      1.302          1.345            794,034
                                                       2004      1.216          1.302            847,668
                                                       2003      0.950          1.216            917,612
                                                       2002      1.176          0.950            989,634
                                                       2001      1.323          1.176          1,678,477
                                                       2000      1.410          1.323          1,838,058
                                                       1999      1.232          1.410          1,847,452
                                                       1998      1.097          1.232          1,838,554
                                                       1997      1.000          1.097          1,403,455

  LMPLS High Growth Subaccount (3/97)................  2006      1.416          1.527            118,396
                                                       2005      1.354          1.416            166,806
                                                       2004      1.242          1.354            185,463
                                                       2003      0.921          1.242            237,262
                                                       2002      1.225          0.921            222,093
                                                       2001      1.414          1.225            225,839
                                                       2000      1.546          1.414            226,088
                                                       1999      1.236          1.546            319,187
                                                       1998      1.087          1.236            325,871
                                                       1997      1.000          1.087            230,988

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI Investors Subaccount (Class I) (5/98).......  2006      1.350          1.574            200,080
                                                       2005      1.286          1.350            244,035
                                                       2004      1.182          1.286            601,184
                                                       2003      0.906          1.182            755,600
                                                       2002      1.195          0.906            646,567
                                                       2001      1.265          1.195            766,415
                                                       2000      1.114          1.265            250,413
                                                       1999      1.012          1.114            171,466
                                                       1998      1.000          1.012             75,864

  LMPVPI Total Return Subaccount (Class I) (5/98)....  2006      1.177          1.306             70,592
                                                       2005      1.156          1.177            193,217
                                                       2004      1.078          1.156            231,724
                                                       2003      0.944          1.078            249,017
                                                       2002      1.028          0.944            196,277
                                                       2001      1.052          1.028            255,785
                                                       2000      0.989          1.052            112,585
                                                       1999      0.996          0.989            115,789
                                                       1998      1.000          0.996             69,952

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class II) (5/99)..  2006      0.902          1.023            159,583
                                                       2005      0.878          0.902            328,610
                                                       2004      0.808          0.878            391,851
                                                       2003      0.642          0.808            501,650
                                                       2002      0.839          0.642            647,264
                                                       2001      0.971          0.839            199,427
                                                       2000      1.086          0.971            172,120
                                                       1999      1.000          1.086             78,197

  LMPVPII Fundamental Value Subaccount (11/94).......  2006      2.858          3.290          2,043,548
                                                       2005      2.767          2.858          2,746,227
                                                       2004      2.595          2.767          3,806,079
                                                       2003      1.899          2.595          4,976,343
                                                       2002      2.448          1.899          5,662,520
                                                       2001      2.622          2.448          6,985,229
                                                       2000      2.208          2.622          8,605,537
                                                       1999      1.836          2.208         10,465,245
                                                       1998      1.775          1.836         11,653,902
                                                       1997      1.541          1.775         11,852,617

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII High Income Subaccount (6/94).............  2006      1.645          1.799          1,318,593
                                                       2005      1.626          1.645          1,763,948
                                                       2004      1.494          1.626          2,423,115
                                                       2003      1.189          1.494          3,064,466
                                                       2002      1.246          1.189          3,806,067
                                                       2001      1.314          1.246          4,788,057
                                                       2000      1.450          1.314          5,829,717
                                                       1999      1.434          1.450          8,209,532
                                                       1998      1.448          1.434          9,311,914
                                                       1997      1.291          1.448          8,926,610

  LMPVPIII International All Cap Growth Subaccount
  (6/94).............................................  2006      1.278          1.585          3,053,662
                                                       2005      1.161          1.278          3,668,880
                                                       2004      0.999          1.161          4,592,678
                                                       2003      0.795          0.999          5,570,530
                                                       2002      1.086          0.795          6,526,506
                                                       2001      1.601          1.086          8,902,580
                                                       2000      2.131          1.601         11,816,707
                                                       1999      1.289          2.131         15,530,355
                                                       1998      1.228          1.289         17,670,056
                                                       1997      1.213          1.228         18,730,554

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (5/98)........  2006      1.392          1.435          1,039,927
                                                       2005      1.343          1.392          1,502,013
                                                       2004      1.357          1.343          2,036,808
                                                       2003      0.933          1.357          2,464,721
                                                       2002      1.259          0.933          2,575,008
                                                       2001      1.460          1.259          3,245,914
                                                       2000      1.592          1.460          3,984,628
                                                       1999      1.234          1.592          3,416,335
                                                       1998      1.000          1.234          1,022,328

  LMPVPIII Large Cap Value Subaccount (6/94).........  2006      2.158          2.516          2,488,509
                                                       2005      2.056          2.158          3,206,730
                                                       2004      1.886          2.056          4,718,730
                                                       2003      1.499          1.886          5,636,938
                                                       2002      2.040          1.499          6,591,070
                                                       2001      2.254          2.040          8,282,092
                                                       2000      2.022          2.254         10,588,184
                                                       1999      2.050          2.022         13,629,236
                                                       1998      1.894          2.050         14,890,673
                                                       1997      1.517          1.894         15,382,871

  LMPVPIII Money Market Subaccount (6/94)............  2006      1.286          1.327          1,316,271
                                                       2005      1.270          1.286          1,565,697
                                                       2004      1.277          1.270          2,220,744
                                                       2003      1.287          1.277          3,445,461
                                                       2002      1.289          1.287          5,718,355
                                                       2001      1.262          1.289          5,797,292
                                                       2000      1.207          1.262          4,483,256
                                                       1999      1.169          1.207          6,608,638
                                                       1998      1.129          1.169          8,253,674
                                                       1997      1.090          1.129          8,609,673

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.141          1.270            188,838
                                                       2005      1.104          1.141            199,104
                                                       2004      0.969          1.104            290,200
                                                       2003      0.692          0.969            202,946
                                                       2002      0.945          0.692             70,815
                                                       2001      1.000          0.945             52,916

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.999          1.905            608,129

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.059          1.123            138,532

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.598          1.676            182,207

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.484          1.467          2,963,465

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.826          1.894          1,824,738

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.117          1.092          1,248,208

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.554          1.614            833,885

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      2.027          2.085          1,708,948

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.000          1.014         10,494,522

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2006      2.542          2.720          3,728,383

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.070             38,019

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class A) (4/06)..........  2006      1.762          1.839            527,125

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/95)............................................  2006      1.392          1.484                 --
                                                       2005      1.299          1.392          3,477,875
                                                       2004      1.238          1.299          4,350,099
                                                       2003      0.971          1.238          5,476,460
                                                       2002      1.294          0.971          6,512,841
                                                       2001      1.723          1.294          9,370,593
                                                       2000      1.951          1.723         12,252,599
                                                       1999      1.385          1.951         14,474,829
                                                       1998      1.198          1.385         15,792,402
                                                       1997      1.084          1.198         15,590,753

  Travelers Convertible Securities Subaccount
  (6/98).............................................  2006      1.498          1.598                 --
                                                       2005      1.515          1.498            213,805
                                                       2004      1.446          1.515            225,069
                                                       2003      1.162          1.446            200,298
                                                       2002      1.267          1.162            302,585
                                                       2001      1.297          1.267            314,155
                                                       2000      1.169          1.297            141,023
                                                       1999      0.999          1.169            181,058
                                                       1998      1.000          0.999             24,086

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (5/98).............................................  2006      1.829          1.999                 --
                                                       2005      1.651          1.829            660,058
                                                       2004      1.438          1.651            740,971
                                                       2003      1.091          1.438            828,184
                                                       2002      1.292          1.091            977,077
                                                       2001      1.366          1.292            965,597
                                                       2000      1.188          1.366            801,701
                                                       1999      1.063          1.188            330,146
                                                       1998      1.000          1.063             54,397

  Travelers Managed Income Subaccount (6/94).........  2006      1.568          1.554                 --
                                                       2005      1.569          1.568            995,169
                                                       2004      1.548          1.569          1,524,563
                                                       2003      1.448          1.548          2,636,504
                                                       2002      1.438          1.448          3,344,464
                                                       2001      1.367          1.438          3,524,194
                                                       2000      1.286          1.367          3,447,356
                                                       1999      1.293          1.286          4,233,630
                                                       1998      1.248          1.293          3,895,003
                                                       1997      1.154          1.248          3,090,967

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      0.997          1.059                 --
                                                       2005      0.903          0.997            147,003
                                                       2004      0.790          0.903            233,259
                                                       2003      0.662          0.790            251,631
                                                       2002      0.897          0.662            339,786
                                                       2001      1.174          0.897            613,613
                                                       2000      1.261          1.174          1,310,179
                                                       1999      1.035          1.261          1,159,613
                                                       1998      1.000          1.035          1,038,696

  Travelers MFS(R) Mid Cap Growth Subaccount (2/05)..  2006      1.055          1.117                 --
                                                       2005      1.000          1.055          1,598,863

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount (6/94)....  2006      2.461          2.542                 --
                                                       2005      2.426          2.461          4,753,839
                                                       2004      2.208          2.426          6,564,147
                                                       2003      1.922          2.208          8,011,019
                                                       2002      2.059          1.922          9,194,869
                                                       2001      2.089          2.059         10,752,298
                                                       2000      1.817          2.089         12,764,698
                                                       1999      1.796          1.817         16,859,973
                                                       1998      1.632          1.796         18,458,912
                                                       1997      1.366          1.632         17,373,326

  Travelers Pioneer Strategic Income Subaccount
  (6/94).............................................  2006      1.807          1.826                 --
                                                       2005      1.769          1.807          2,511,686
                                                       2004      1.618          1.769          3,252,720
                                                       2003      1.373          1.618          4,610,898
                                                       2002      1.316          1.373          5,513,126
                                                       2001      1.281          1.316          6,907,426
                                                       2000      1.304          1.281          8,635,386
                                                       1999      1.309          1.304         11,060,448
                                                       1998      1.319          1.309         12,925,220
                                                       1997      1.243          1.319         12,723,780

  Travelers Salomon Brothers Strategic Total Return
  Bond Subaccount (6/94).............................  2006      1.790          1.762                 --
                                                       2005      1.774          1.790            716,888
                                                       2004      1.694          1.774            777,079
                                                       2003      1.516          1.694          1,113,505
                                                       2002      1.420          1.516          1,391,400
                                                       2001      1.353          1.420          1,096,011
                                                       2000      1.299          1.353          1,562,190
                                                       1999      1.342          1.299          2,350,837
                                                       1998      1.383          1.342          2,624,158
                                                       1997      1.306          1.383          2,883,105

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (6/94).......  2006      2.403          2.509                 --
                                                       2005      2.390          2.403          5,348,116
                                                       2004      2.200          2.390          6,967,705
                                                       2003      1.684          2.200          8,513,118
                                                       2002      2.572          1.684         10,451,939
                                                       2001      3.012          2.572         15,076,327
                                                       2000      3.737          3.012         20,965,025
                                                       1999      2.867          3.737         26,575,989
                                                       1998      2.254          2.867         28,709,572
                                                       1997      1.772          2.254         30,063,293

  Travelers Van Kampen Enterprise Subaccount (6/94)..  2006      1.951          2.027                 --
                                                       2005      1.836          1.951          2,311,440
                                                       2004      1.794          1.836          3,136,961
                                                       2003      1.449          1.794          4,145,363
                                                       2002      2.081          1.449          4,915,422
                                                       2001      2.682          2.081          7,087,006
                                                       2000      3.188          2.682          9,306,589
                                                       1999      2.568          3.188         11,751,851
                                                       1998      2.083          2.568         12,560,574
                                                       1997      1.643          2.083         13,032,150







The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Salomon Brothers Strategic Total Return Bond Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.17%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.083             57,701

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.825          0.867                 --
                                                       2005      0.790          0.825            189,790
                                                       2004      0.755          0.790            222,287
                                                       2003      0.611          0.755            549,581
                                                       2002      0.886          0.611            452,916
                                                       2001      1.000          0.886            784,729

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2006      0.868          0.852                 --
                                                       2005      0.764          0.868            440,737
                                                       2004      0.714          0.764            552,089
                                                       2003      0.585          0.714            541,563
                                                       2002      0.857          0.585            591,301
                                                       2001      1.000          0.857          1,599,889

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/01).............................................  2006      1.249          1.487          3,806,585
                                                       2005      1.108          1.249          3,590,509
                                                       2004      0.988          1.108          3,073,714
                                                       2003      0.739          0.988          2,338,416
                                                       2002      0.876          0.739          1,531,673
                                                       2001      1.000          0.876            302,319

  American Funds Growth Subaccount (Class 2) (5/01)..  2006      1.099          1.197          6,276,573
                                                       2005      0.957          1.099          7,327,416
                                                       2004      0.860          0.957          7,585,044
                                                       2003      0.636          0.860          7,876,123
                                                       2002      0.852          0.636          5,204,523
                                                       2001      1.000          0.852          1,775,006

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (5/01).............................................  2006      1.166          1.328          5,795,960
                                                       2005      1.115          1.166          7,516,753
                                                       2004      1.022          1.115          9,204,918
                                                       2003      0.781          1.022         10,455,500
                                                       2002      0.967          0.781          8,045,731
                                                       2001      1.000          0.967          4,182,477

Dreyfus Variable Investment Fund
  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2006      1.291          1.324          2,760,151
                                                       2005      1.235          1.291          3,758,077
                                                       2004      1.122          1.235          4,881,409
                                                       2003      0.862          1.122          6,426,577
                                                       2002      1.078          0.862          7,558,046
                                                       2001      1.162          1.078          8,367,551
                                                       2000      1.038          1.162          8,748,382
                                                       1999      0.852          1.038          4,918,004
                                                       1998      1.000          0.852          1,712,698

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.805          0.939            180,327
                                                       2005      0.816          0.805            255,217
                                                       2004      0.799          0.816            298,839
                                                       2003      0.655          0.799            454,774
                                                       2002      0.895          0.655            107,552
                                                       2001      1.000          0.895             49,350

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      0.919          0.975            964,406
                                                       2005      0.875          0.919          1,212,270
                                                       2004      0.860          0.875          1,422,862
                                                       2003      0.648          0.860          1,433,743
                                                       2002      0.896          0.648            945,291
                                                       2001      1.000          0.896            165,628

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (3/97)...................  2006      1.505          1.609          2,944,515
                                                       2005      1.485          1.505          3,657,695
                                                       2004      1.396          1.485          4,780,579
                                                       2003      1.174          1.396          6,058,621
                                                       2002      1.270          1.174          7,016,157
                                                       2001      1.303          1.270          8,521,339
                                                       2000      1.258          1.303          7,372,296
                                                       1999      1.183          1.258          8,078,329
                                                       1998      1.093          1.183          7,215,935
                                                       1997      1.000          1.093          4,148,291

  LMPLS Growth Subaccount (3/97).....................  2006      1.378          1.483          1,443,610
                                                       2005      1.331          1.378          1,803,712
                                                       2004      1.239          1.331          2,108,022
                                                       2003      0.965          1.239          2,810,456
                                                       2002      1.192          0.965          3,477,779
                                                       2001      1.338          1.192          4,058,208
                                                       2000      1.421          1.338          4,479,543
                                                       1999      1.238          1.421          5,037,394
                                                       1998      1.099          1.238          5,355,940
                                                       1997      1.000          1.099          3,396,120

  LMPLS High Growth Subaccount (3/97)................  2006      1.451          1.570            545,430
                                                       2005      1.384          1.451            563,661
                                                       2004      1.266          1.384            641,406
                                                       2003      0.936          1.266          1,063,284
                                                       2002      1.242          0.936          2,145,452
                                                       2001      1.429          1.242          2,532,075
                                                       2000      1.558          1.429          2,672,371
                                                       1999      1.242          1.558          2,931,329
                                                       1998      1.090          1.242          3,434,814
                                                       1997      1.000          1.090          2,656,918

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI Investors Subaccount (Class I) (5/98).......  2006      1.380          1.613          2,359,777
                                                       2005      1.310          1.380          3,451,622
                                                       2004      1.201          1.310          4,475,846
                                                       2003      0.918          1.201          5,788,326
                                                       2002      1.207          0.918          7,175,121
                                                       2001      1.275          1.207          8,630,494
                                                       2000      1.119          1.275          3,800,664
                                                       1999      1.014          1.119          2,903,384
                                                       1998      1.000          1.014          1,024,070

  LMPVPI Total Return Subaccount (Class I) (5/98)....  2006      1.203          1.338            689,822
                                                       2005      1.178          1.203            900,666
                                                       2004      1.096          1.178          1,229,680
                                                       2003      0.956          1.096          1,568,694
                                                       2002      1.039          0.956          1,661,014
                                                       2001      1.060          1.039          1,775,865
                                                       2000      0.994          1.060          1,806,836
                                                       1999      0.997          0.994          1,619,636
                                                       1998      1.000          0.997            761,112

Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class II) (5/99)..  2006      0.919          1.046          2,076,143
                                                       2005      0.892          0.919          2,872,759
                                                       2004      0.818          0.892          4,122,866
                                                       2003      0.648          0.818          4,934,524
                                                       2002      0.845          0.648          5,023,828
                                                       2001      0.976          0.845          5,290,969
                                                       2000      1.088          0.976          5,833,689
                                                       1999      1.000          1.088          4,474,800

  LMPVPII Fundamental Value Subaccount (11/95).......  2006      2.948          3.404         10,015,797
                                                       2005      2.847          2.948         14,138,557
                                                       2004      2.662          2.847         18,731,408
                                                       2003      1.942          2.662         23,008,144
                                                       2002      2.497          1.942         28,541,086
                                                       2001      2.667          2.497         35,936,645
                                                       2000      2.240          2.667         39,497,603
                                                       1999      1.857          2.240         42,818,333
                                                       1998      1.790          1.857         42,829,917
                                                       1997      1.538          1.790         33,686,043

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII High Income Subaccount (11/95)............  2006      1.699          1.863          4,850,880
                                                       2005      1.675          1.699          6,545,929
                                                       2004      1.534          1.675         10,157,755
                                                       2003      1.217          1.534         14,004,456
                                                       2002      1.273          1.217         17,052,242
                                                       2001      1.338          1.273         22,082,482
                                                       2000      1.472          1.338         25,994,496
                                                       1999      1.452          1.472         30,633,089
                                                       1998      1.463          1.452         31,054,135
                                                       1997      1.300          1.463         21,213,238

  LMPVPIII International All Cap Growth Subaccount
  (11/95)............................................  2006      1.320          1.642          9,686,634
                                                       2005      1.195          1.320         12,878,628
                                                       2004      1.026          1.195         16,816,603
                                                       2003      0.814          1.026         19,996,518
                                                       2002      1.109          0.814         31,080,395
                                                       2001      1.630          1.109         37,365,581
                                                       2000      2.164          1.630         39,840,894
                                                       1999      1.305          2.164         40,313,454
                                                       1998      1.240          1.305         38,529,419
                                                       1997      1.222          1.240         31,311,119

  LMPVPIII Large Cap Growth Subaccount (5/98)........  2006      1.423          1.471         11,094,038
                                                       2005      1.368          1.423         17,888,406
                                                       2004      1.379          1.368         24,244,756
                                                       2003      0.945          1.379         29,762,936
                                                       2002      1.272          0.945         32,882,101
                                                       2001      1.471          1.272         41,629,754
                                                       2000      1.599          1.471         48,151,480
                                                       1999      1.237          1.599         46,287,883
                                                       1998      1.000          1.237         12,176,408

  LMPVPIII Large Cap Value Subaccount (11/95)........  2006      2.229          2.606          9,474,803
                                                       2005      2.118          2.229         12,966,895
                                                       2004      1.937          2.118         18,635,245
                                                       2003      1.536          1.937         23,230,901
                                                       2002      2.083          1.536         28,614,647
                                                       2001      2.296          2.083         36,896,310
                                                       2000      2.053          2.296         41,043,900
                                                       1999      2.076          2.053         45,773,195
                                                       1998      1.913          2.076         40,967,323
                                                       1997      1.528          1.913         27,117,422

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Money Market Subaccount (11/95)...........  2006      1.329          1.374          5,687,571
                                                       2005      1.308          1.329          7,790,651
                                                       2004      1.311          1.308         12,688,242
                                                       2003      1.318          1.311         24,151,440
                                                       2002      1.317          1.318         45,287,737
                                                       2001      1.285          1.317         49,324,087
                                                       2000      1.226          1.285         45,585,702
                                                       1999      1.184          1.226         48,631,112
                                                       1998      1.140          1.184         41,370,187
                                                       1997      1.098          1.140         25,661,233

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/01).............................................  2006      1.156          1.290            527,869
                                                       2005      1.115          1.156            810,421
                                                       2004      0.976          1.115          1,045,618
                                                       2003      0.696          0.976          1,327,911
                                                       2002      0.947          0.696            565,103
                                                       2001      1.000          0.947            471,861

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      2.044          1.952          2,768,458

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.083          1.150          1,997,711

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.634          1.717            767,267

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.528          1.514         12,726,112

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.888          1.961          6,817,803

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.121          1.097          9,500,259

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.606          1.672          3,842,867

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      2.095          2.160          7,894,525

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.000          1.016         40,133,159

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2006      2.628          2.817         15,128,976

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.072            382,186

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class A) (4/06)..........  2006      1.822          1.905          1,585,549

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/95)............................................  2006      1.433          1.528                 --
                                                       2005      1.333          1.433         17,196,167
                                                       2004      1.267          1.333         23,560,997
                                                       2003      0.991          1.267         29,554,141
                                                       2002      1.317          0.991         36,609,088
                                                       2001      1.748          1.317         48,759,536
                                                       2000      1.974          1.748         58,458,248
                                                       1999      1.397          1.974         59,794,915
                                                       1998      1.206          1.397         59,823,732
                                                       1997      1.088          1.206         48,942,402

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.531          1.634                 --
                                                       2005      1.543          1.531          1,894,620
                                                       2004      1.469          1.543          2,910,835
                                                       2003      1.177          1.469          3,580,128
                                                       2002      1.280          1.177          2,836,081
                                                       2001      1.306          1.280          3,229,548
                                                       2000      1.175          1.306          2,705,832
                                                       1999      1.001          1.175          1,597,497
                                                       1998      1.000          1.001            418,194

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/98).............................................  2006      1.869          2.044                 --
                                                       2005      1.682          1.869          3,877,461
                                                       2004      1.461          1.682          5,322,574
                                                       2003      1.105          1.461          6,731,651
                                                       2002      1.305          1.105          7,539,227
                                                       2001      1.376          1.305          7,464,051
                                                       2000      1.194          1.376          7,288,284
                                                       1999      1.064          1.194          3,984,156
                                                       1998      1.000          1.064            550,487

  Travelers Managed Income Subaccount (11/95)........  2006      1.619          1.606                 --
                                                       2005      1.616          1.619          5,893,607
                                                       2004      1.590          1.616          8,132,897
                                                       2003      1.483          1.590         11,247,672
                                                       2002      1.469          1.483         15,554,389
                                                       2001      1.392          1.469         18,765,083
                                                       2000      1.306          1.392         18,462,379
                                                       1999      1.309          1.306         20,425,251
                                                       1998      1.261          1.309         11,544,261
                                                       1997      1.163          1.261          4,488,528

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.019          1.083                 --
                                                       2005      0.920          1.019          2,908,628
                                                       2004      0.803          0.920          3,507,945
                                                       2003      0.671          0.803          4,011,608
                                                       2002      0.906          0.671          5,179,705
                                                       2001      1.183          0.906          7,294,912
                                                       2000      1.267          1.183          8,594,088
                                                       1999      1.037          1.267          7,720,777
                                                       1998      1.000          1.037          3,295,301

  Travelers MFS(R) Mid Cap Growth Subaccount (2/05)..  2006      1.058          1.121                 --
                                                       2005      1.000          1.058         13,281,410

  Travelers MFS(R) Total Return Subaccount (11/95)...  2006      2.542          2.628                 --
                                                       2005      2.498          2.542         21,052,598
                                                       2004      2.268          2.498         28,712,973
                                                       2003      1.969          2.268         36,279,044
                                                       2002      2.103          1.969         44,055,402
                                                       2001      2.127          2.103         51,925,016
                                                       2000      1.845          2.127         55,043,368
                                                       1999      1.819          1.845         64,327,238
                                                       1998      1.648          1.819         58,653,278
                                                       1997      1.376          1.648         34,927,832

  Travelers Pioneer Strategic Income Subaccount
  (11/95)............................................  2006      1.867          1.888                 --
                                                       2005      1.822          1.867          9,739,686
                                                       2004      1.661          1.822         12,908,237
                                                       2003      1.406          1.661         17,359,087
                                                       2002      1.344          1.406         20,779,858
                                                       2001      1.304          1.344         24,095,134
                                                       2000      1.325          1.304         27,997,652
                                                       1999      1.326          1.325         31,303,028
                                                       1998      1.332          1.326         29,566,111
                                                       1997      1.252          1.332         19,504,257

                                SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Salomon Brothers Strategic Total Return
  Bond Subaccount (11/95)............................  2006      1.848          1.822                 --
                                                       2005      1.827          1.848          2,185,732
                                                       2004      1.739          1.827          3,246,313
                                                       2003      1.553          1.739          4,620,468
                                                       2002      1.450          1.553          6,048,142
                                                       2001      1.378          1.450          5,041,930
                                                       2000      1.319          1.378          4,408,007
                                                       1999      1.359          1.319          5,149,182
                                                       1998      1.397          1.359          5,481,141
                                                       1997      1.316          1.397          5,016,054

  Travelers Strategic Equity Subaccount (11/95)......  2006      2.482          2.594                 --
                                                       2005      2.461          2.482         20,922,781
                                                       2004      2.259          2.461         28,494,540
                                                       2003      1.724          2.259         35,580,777
                                                       2002      2.627          1.724         43,888,761
                                                       2001      3.068          2.627         61,361,661
                                                       2000      3.795          3.068         72,884,231
                                                       1999      2.903          3.795         76,734,335
                                                       1998      2.276          2.903         67,639,943
                                                       1997      1.785          2.276         47,935,239

  Travelers Van Kampen Enterprise Subaccount
  (11/95)............................................  2006      2.015          2.095                 --
                                                       2005      1.891          2.015         10,614,331
                                                       2004      1.842          1.891         14,731,756
                                                       2003      1.484          1.842         18,474,416
                                                       2002      2.125          1.484         22,699,674
                                                       2001      2.731          2.125         30,008,237
                                                       2000      3.238          2.731         37,059,764
                                                       1999      2.601          3.238         39,297,380
                                                       1998      2.103          2.601         35,643,545
                                                       1997      1.655          2.103         24,635,450






                         SEPARATE ACCOUNT CHARGES 1.45%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.081                 --

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.814          0.855                 --
                                                       2005      0.782          0.814              4,668
                                                       2004      0.750          0.782              5,619
                                                       2003      0.608          0.750              6,618
                                                       2002      0.885          0.608                 --
                                                       2001      1.000          0.885              2,179

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2006      0.856          0.839                 --
                                                       2005      0.757          0.856                 --
                                                       2004      0.709          0.757                 --
                                                       2003      0.583          0.709              2,909
                                                       2002      0.855          0.583              8,838
                                                       2001      1.000          0.855            234,311

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/01).............................................  2006      1.233          1.463            666,217
                                                       2005      1.097          1.233            502,635
                                                       2004      0.980          1.097            521,068
                                                       2003      0.735          0.980            469,609
                                                       2002      0.874          0.735            326,225
                                                       2001      1.000          0.874             78,492

  American Funds Growth Subaccount (Class 2) (5/01)..  2006      1.084          1.178          2,201,349
                                                       2005      0.947          1.084          2,439,803
                                                       2004      0.854          0.947          2,269,374
                                                       2003      0.633          0.854          1,931,622
                                                       2002      0.850          0.633          1,310,595
                                                       2001      1.000          0.850            438,782

  American Funds Growth-Income Subaccount (Class 2)
  (5/01).............................................  2006      1.151          1.307          1,713,136
                                                       2005      1.103          1.151          1,938,260
                                                       2004      1.014          1.103          2,183,878
                                                       2003      0.777          1.014          1,786,396
                                                       2002      0.965          0.777          1,645,336
                                                       2001      1.000          0.965            719,119

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Variable Investment Fund
  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2006      1.264          1.292            624,900
                                                       2005      1.212          1.264            814,148
                                                       2004      1.104          1.212            919,115
                                                       2003      0.851          1.104          1,032,557
                                                       2002      1.067          0.851            963,891
                                                       2001      1.153          1.067            739,152
                                                       2000      1.033          1.153            804,861
                                                       1999      0.851          1.033            449,652
                                                       1998      1.000          0.851            252,461

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.795          0.924             41,122
                                                       2005      0.808          0.795             58,562
                                                       2004      0.793          0.808             87,461
                                                       2003      0.652          0.793             88,642
                                                       2002      0.893          0.652             26,571
                                                       2001      1.000          0.893             10,809

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      0.907          0.960            182,469
                                                       2005      0.866          0.907            317,230
                                                       2004      0.854          0.866            378,955
                                                       2003      0.645          0.854            359,910
                                                       2002      0.894          0.645            506,203
                                                       2001      1.000          0.894             80,062

Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (3/97)...................  2006      1.468          1.566          1,021,362
                                                       2005      1.453          1.468          1,131,824
                                                       2004      1.370          1.453          1,499,876
                                                       2003      1.155          1.370          1,614,838
                                                       2002      1.253          1.155          1,984,327
                                                       2001      1.290          1.253          2,337,583
                                                       2000      1.248          1.290          2,325,059
                                                       1999      1.177          1.248          2,374,648
                                                       1998      1.091          1.177          2,594,418
                                                       1997      1.000          1.091          1,788,610

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPLS Growth Subaccount (3/97).....................  2006      1.345          1.443          1,055,184
                                                       2005      1.302          1.345          1,086,138
                                                       2004      1.216          1.302          1,155,771
                                                       2003      0.950          1.216          1,298,046
                                                       2002      1.176          0.950          1,312,996
                                                       2001      1.323          1.176          1,443,925
                                                       2000      1.410          1.323          1,580,482
                                                       1999      1.232          1.410          2,157,254
                                                       1998      1.097          1.232          2,329,431
                                                       1997      1.000          1.097          1,191,019

  LMPLS High Growth Subaccount (3/97)................  2006      1.416          1.527             37,982
                                                       2005      1.354          1.416             49,939
                                                       2004      1.242          1.354            113,957
                                                       2003      0.921          1.242            117,971
                                                       2002      1.225          0.921            107,009
                                                       2001      1.414          1.225            389,634
                                                       2000      1.546          1.414            403,429
                                                       1999      1.236          1.546            447,062
                                                       1998      1.087          1.236            622,357
                                                       1997      1.000          1.087            391,357

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI Investors Subaccount (Class I) (5/98).......  2006      1.350          1.574            779,003
                                                       2005      1.286          1.350            920,412
                                                       2004      1.182          1.286            964,242
                                                       2003      0.906          1.182          1,037,658
                                                       2002      1.195          0.906          1,141,039
                                                       2001      1.265          1.195          1,342,374
                                                       2000      1.114          1.265            858,755
                                                       1999      1.012          1.114            529,114
                                                       1998      1.000          1.012            199,078

  LMPVPI Total Return Subaccount (Class I) (5/98)....  2006      1.177          1.306            293,977
                                                       2005      1.156          1.177            354,387
                                                       2004      1.078          1.156            393,577
                                                       2003      0.944          1.078            423,845
                                                       2002      1.028          0.944            461,333
                                                       2001      1.052          1.028            241,087
                                                       2000      0.989          1.052            214,225
                                                       1999      0.996          0.989            208,331
                                                       1998      1.000          0.996            127,726

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class II) (5/99)..  2006      0.902          1.023            309,979
                                                       2005      0.878          0.902            329,523
                                                       2004      0.808          0.878            301,119
                                                       2003      0.642          0.808            357,783
                                                       2002      0.839          0.642            367,027
                                                       2001      0.971          0.839             98,319
                                                       2000      1.086          0.971             88,601
                                                       1999      1.000          1.086            157,335

  LMPVPII Fundamental Value Subaccount (11/95).......  2006      2.858          3.290          3,392,121
                                                       2005      2.767          2.858          4,145,278
                                                       2004      2.595          2.767          5,059,922
                                                       2003      1.899          2.595          5,716,998
                                                       2002      2.448          1.899          6,612,767
                                                       2001      2.622          2.448          7,518,471
                                                       2000      2.208          2.622          7,852,821
                                                       1999      1.836          2.208          8,588,178
                                                       1998      1.775          1.836          9,424,781
                                                       1997      1.541          1.775          5,975,192

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII High Income Subaccount (11/95)............  2006      1.645          1.799          1,160,973
                                                       2005      1.626          1.645          1,535,138
                                                       2004      1.494          1.626          2,066,353
                                                       2003      1.189          1.494          2,608,457
                                                       2002      1.246          1.189          2,717,395
                                                       2001      1.314          1.246          3,063,554
                                                       2000      1.450          1.314          3,605,109
                                                       1999      1.434          1.450          4,266,126
                                                       1998      1.448          1.434          4,739,592
                                                       1997      1.291          1.448          2,639,907

  LMPVPIII International All Cap Growth Subaccount
  (11/95)............................................  2006      1.278          1.585          2,430,095
                                                       2005      1.161          1.278          2,745,473
                                                       2004      0.999          1.161          3,021,620
                                                       2003      0.795          0.999          3,711,209
                                                       2002      1.086          0.795          4,109,540
                                                       2001      1.601          1.086          5,041,565
                                                       2000      2.131          1.601          5,396,144
                                                       1999      1.289          2.131          5,906,915
                                                       1998      1.228          1.289          6,198,702
                                                       1997      1.213          1.228          4,871,826

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (5/98)........  2006      1.392          1.435          1,953,901
                                                       2005      1.343          1.392          2,350,632
                                                       2004      1.357          1.343          2,809,530
                                                       2003      0.933          1.357          3,173,664
                                                       2002      1.259          0.933          3,026,159
                                                       2001      1.460          1.259          3,755,140
                                                       2000      1.592          1.460          4,219,549
                                                       1999      1.234          1.592          3,491,177
                                                       1998      1.000          1.234          1,447,309

  LMPVPIII Large Cap Value Subaccount (11/95)........  2006      2.158          2.516          2,643,979
                                                       2005      2.056          2.158          3,231,996
                                                       2004      1.886          2.056          3,761,665
                                                       2003      1.499          1.886          4,212,320
                                                       2002      2.040          1.499          5,136,381
                                                       2001      2.254          2.040          6,460,230
                                                       2000      2.022          2.254          7,279,633
                                                       1999      2.050          2.022          8,114,092
                                                       1998      1.894          2.050          8,248,925
                                                       1997      1.517          1.894          4,645,333

  LMPVPIII Money Market Subaccount (11/95)...........  2006      1.286          1.327          1,363,733
                                                       2005      1.270          1.286          1,550,993
                                                       2004      1.277          1.270          2,442,193
                                                       2003      1.287          1.277          3,608,001
                                                       2002      1.289          1.287          4,582,342
                                                       2001      1.262          1.289          4,926,672
                                                       2000      1.207          1.262          3,371,813
                                                       1999      1.169          1.207          5,840,571
                                                       1998      1.129          1.169          6,023,674
                                                       1997      1.090          1.129          2,416,649

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/01).............................................  2006      1.141          1.270            159,130
                                                       2005      1.104          1.141            111,823
                                                       2004      0.969          1.104            118,451
                                                       2003      0.692          0.969             64,522
                                                       2002      0.945          0.692             45,580
                                                       2001      1.000          0.945              8,130

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.999          1.905            615,544

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.059          1.123            718,347

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.598          1.676            309,596

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.484          1.467          3,487,590

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.826          1.894          1,836,968

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.117          1.092          2,798,096

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.554          1.614          1,469,856

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      2.027          2.085          1,958,832

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.000          1.014         10,079,751

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2006      2.542          2.720          3,953,852

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.070             40,789

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class A) (4/06)..........  2006      1.762          1.839            368,821

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/95)............................................  2006      1.392          1.484                 --
                                                       2005      1.299          1.392          4,421,097
                                                       2004      1.238          1.299          5,178,947
                                                       2003      0.971          1.238          6,091,107
                                                       2002      1.294          0.971          7,425,616
                                                       2001      1.723          1.294          9,242,361
                                                       2000      1.951          1.723         10,759,671
                                                       1999      1.385          1.951         10,757,693
                                                       1998      1.198          1.385         11,522,469
                                                       1997      1.084          1.198          8,844,768

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.498          1.598                 --
                                                       2005      1.515          1.498            299,120
                                                       2004      1.446          1.515            325,676
                                                       2003      1.162          1.446            399,307
                                                       2002      1.267          1.162            418,382
                                                       2001      1.297          1.267            293,689
                                                       2000      1.169          1.297            425,068
                                                       1999      0.999          1.169            429,444
                                                       1998      1.000          0.999             22,352

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (5/98).............................................  2006      1.829          1.999                 --
                                                       2005      1.651          1.829            749,382
                                                       2004      1.438          1.651            939,042
                                                       2003      1.091          1.438          1,049,421
                                                       2002      1.292          1.091          1,005,471
                                                       2001      1.366          1.292            856,513
                                                       2000      1.188          1.366            833,708
                                                       1999      1.063          1.188            256,491
                                                       1998      1.000          1.063             28,077

  Travelers Managed Income Subaccount (11/95)........  2006      1.568          1.554                 --
                                                       2005      1.569          1.568          1,935,772
                                                       2004      1.548          1.569          2,072,462
                                                       2003      1.448          1.548          2,400,924
                                                       2002      1.438          1.448          2,934,020
                                                       2001      1.367          1.438          3,093,511
                                                       2000      1.286          1.367          2,585,253
                                                       1999      1.293          1.286          2,551,368
                                                       1998      1.248          1.293          2,823,113
                                                       1997      1.154          1.248          1,001,269

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      0.997          1.059                 --
                                                       2005      0.903          0.997            829,347
                                                       2004      0.790          0.903            901,192
                                                       2003      0.662          0.790          1,017,738
                                                       2002      0.897          0.662          1,168,058
                                                       2001      1.174          0.897          1,505,832
                                                       2000      1.261          1.174          1,788,003
                                                       1999      1.035          1.261          1,494,593
                                                       1998      1.000          1.035          1,243,396

  Travelers MFS(R) Mid Cap Growth Subaccount (2/05)..  2006      1.055          1.117                 --
                                                       2005      1.000          1.055          3,622,482

                                SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount (11/95)...  2006      2.461          2.542                 --
                                                       2005      2.426          2.461          5,062,739
                                                       2004      2.208          2.426          5,979,649
                                                       2003      1.922          2.208          7,337,522
                                                       2002      2.059          1.922          8,750,063
                                                       2001      2.089          2.059          9,333,303
                                                       2000      1.817          2.089         10,057,270
                                                       1999      1.796          1.817         11,574,413
                                                       1998      1.632          1.796         11,645,845
                                                       1997      1.366          1.632          6,138,961

  Travelers Pioneer Strategic Income Subaccount
  (11/95)............................................  2006      1.807          1.826                 --
                                                       2005      1.769          1.807          2,288,255
                                                       2004      1.618          1.769          2,775,587
                                                       2003      1.373          1.618          3,349,980
                                                       2002      1.316          1.373          4,163,745
                                                       2001      1.281          1.316          4,654,411
                                                       2000      1.304          1.281          5,666,775
                                                       1999      1.309          1.304          7,148,635
                                                       1998      1.319          1.309          7,312,474
                                                       1997      1.243          1.319          3,953,118

  Travelers Salomon Brothers Strategic Total Return
  Bond Subaccount (11/95)............................  2006      1.790          1.762                 --
                                                       2005      1.774          1.790            573,409
                                                       2004      1.694          1.774            644,955
                                                       2003      1.516          1.694            842,127
                                                       2002      1.420          1.516            946,999
                                                       2001      1.353          1.420            659,392
                                                       2000      1.299          1.353            733,479
                                                       1999      1.342          1.299            849,705
                                                       1998      1.383          1.342            973,254
                                                       1997      1.306          1.383            953,563

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (11/95)......  2006      2.403          2.509                 --
                                                       2005      2.390          2.403          5,000,743
                                                       2004      2.200          2.390          5,922,162
                                                       2003      1.684          2.200          7,124,931
                                                       2002      2.572          1.684          8,423,446
                                                       2001      3.012          2.572         10,948,574
                                                       2000      3.737          3.012         12,646,207
                                                       1999      2.867          3.737         13,423,385
                                                       1998      2.254          2.867         13,083,045
                                                       1997      1.772          2.254          8,482,408

  Travelers Van Kampen Enterprise Subaccount
  (11/95)............................................  2006      1.951          2.027                 --
                                                       2005      1.836          1.951          2,627,676
                                                       2004      1.794          1.836          3,074,771
                                                       2003      1.449          1.794          3,635,892
                                                       2002      2.081          1.449          4,362,576
                                                       2001      2.682          2.081          5,412,388
                                                       2000      3.188          2.682          6,225,353
                                                       1999      2.568          3.188          6,615,143
                                                       1998      2.083          2.568          6,741,005
                                                       1997      1.643          2.083          4,384,827







The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Salomon Brothers Strategic Total Return Bond Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------



                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGES






                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS LIFESTYLE SERIES, INC.     LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Legg Mason Partners Variable Lifestyle         Legg Mason Partners Variable Lifestyle
     Balanced Portfolio                          Allocation 50%
  Legg Mason Partners Variable Lifestyle
     Growth Portfolio                            Legg Mason Partners Variable Lifestyle
  Legg Mason Partners Variable Lifestyle         Allocation 70%
     High Growth Portfolio
                                                 Legg Mason Partners Variable Lifestyle
                                                 Allocation 85%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable International     Legg Mason Partners Variable International
     All Cap Growth Portfolio                       All Cap Opportunity Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio --  Balanced All          Income Portfolio
     Cap Growth and Value Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  Legg Mason Partners Variable Premier           INC.
     Selections All Cap Growth                   Legg Mason Partners Variable Aggressive
     Portfolio -- (Single Share Class)              Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  INC.                                           Legg Mason Partners Variable Multiple
  Legg Mason Partners Variable Total Return         Discipline Portfolio -- Balanced All Cap
  Portfolio                                         Growth and Value Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
  INC.                                           INC.
  Legg Mason Partners Variable Large Cap         Legg Mason Partners Variable Investors
  Value Portfolio -- (Single Share Class)           Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
  Legg Mason Partners Variable Small Cap         INC.
     Growth Opportunities                        Legg Mason Partners Variable Small Cap
     Portfolio -- (Single Share Class)              Growth Portfolio -- Class I
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend          Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS LIFESTYLE SERIES, INC.     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Lifestyle         Legg Mason Partners Variable Lifestyle
  Allocation 50%                                 Allocation 50%
  Legg Mason Partners Variable Lifestyle         Legg Mason Partners Variable Lifestyle
  Allocation 70%                                 Allocation 70%
  Legg Mason Partners Variable Lifestyle         Legg Mason Partners Variable Lifestyle
  Allocation 85%                                 Allocation 85%

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.                                           Legg Mason Partners Variable Investors
  Legg Mason Partners Variable Investors         Portfolio
  Portfolio                                      Legg Mason Partners Variable Small Cap
  Legg Mason Partners Variable Small Cap            Growth Portfolio
     Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index      Legg Mason Partners Variable Equity Index
  Portfolio                                      Portfolio
  Legg Mason Partners Variable Fundamental       Legg Mason Partners Variable Fundamental
     Value Portfolio -- (Single Share Class)        Value Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.                                           Legg Mason Partners Variable Aggressive
  Legg Mason Partners Variable Aggressive           Growth Portfolio
     Growth Portfolio                            Legg Mason Partners Variable International
  Legg Mason Partners Variable International        All Cap Opportunity Portfolio
     All Cap Opportunity Portfolio               Legg Mason Partners Variable Large Cap
  Legg Mason Partners Variable Large Cap            Growth Portfolio
     Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.                                           Legg Mason Partners Variable High Income
  Legg Mason Partners Variable High Income       Portfolio
  Portfolio                                      Legg Mason Partners Variable Money Market
  Legg Mason Partners Variable Money Market      Portfolio
  Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and       Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   METROPOLITAN SERIES FUND, INC.
  AIM V.I. Core Equity Fund -- Series I          Capital Guardian U.S. Equity
                                                 Portfolio -- Class A





UNDERLYING FUND SHARE CLASS EXCHANGE


The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.




      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core                       BlackRock Large-Cap Core
     Portfolio -- Class A                           Portfolio -- Class E

                                   APPENDIX D

--------------------------------------------------------------------------------



                                THE FIXED ACCOUNT



The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.



The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.



Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.



We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.



Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.



Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.



We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.



TRANSFERS



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E

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         ENHANCED DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE JUNE 1, 1997

IF THE ANNUITANT DIES BEFORE AGE 75 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit equal to the greater of (1) the guaranteed death benefit, or (2) the Contract Value less any applicable premium tax or outstanding loans.

IF THE ANNUITANT DIES ON OR AFTER AGE 75 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit in an amount equal to the greater of (1) the guaranteed death benefit as of the Annuitant's 75(th) birthday, plus additional Purchase Payments, minus surrenders, outstanding loans and applicable premium tax; or (2) the Contract Value less any applicable premium tax and outstanding loans.

The guaranteed death benefit is equal to the Purchase Payments made to the Contract (minus surrenders, outstanding loans and applicable premium tax) increased by 5% on each Contract Date anniversary, but not beyond the Contract Date anniversary following the Annuitant's 75(th) birthday, with a maximum guaranteed death benefit of 200% of the total Purchase Payments minus surrenders and outstanding loans and applicable premium tax.

                                   APPENDIX F

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               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm


                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-02, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-02.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:

[ ] MIC-Book-02

[ ] MLAC-Book-02

                                     VINTAGE





                       STATEMENT OF ADDITIONAL INFORMATION



                                      DATED



                                 APRIL 30, 2007



                                       FOR



                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES



                                    ISSUED BY



                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 30, 2007. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS





          THE INSURANCE COMPANY........................................................       2
          PRINCIPAL UNDERWRITER........................................................       2
          DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................       2
          VALUATION OF ASSETS..........................................................       4
          FEDERAL TAX CONSIDERATIONS...................................................       5
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................       9
          FINANCIAL STATEMENTS.........................................................       1

                              THE INSURANCE COMPANY


MetLife Life and Annuity Company of Connecticut (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Fund BD II for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC")* serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.




                            UNDERWRITING COMMISSIONS



                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                            COMPANY*                        DISTRIBUTOR*
--------------------------------  --------------------------------  --------------------------------


2006............................            $ 62,664,479                           $0

2005............................            $ 90,942,874                           $0

2004............................            $104,087,148                           $0




*Effective as of October 20, 2006, the former principal underwriter for the Separate Account and the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2006 ranged from $2,289 to $5,893,669. The amount of commissions paid to selected broker-dealer firms during 2006 ranged from $650,170 to $26,200,094. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2006 ranged from $652,459 to $32,093,763.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.


ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:


        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1


Where:


Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.



AUV Change = Current AUV -- Prior AUV.



Contract Charge Adjustment = Average AUV * Period Charge.


Average AUV = (Current AUV + Prior AUV) / 2.


Period Charge = Annual Contract Fee * (7/365).


Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.




                           FEDERAL TAX CONSIDERATIONS



The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.



NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral,but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).



If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.



Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.



In order to be treated as an annuity contract for federal income tax purposes,Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $45,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2007 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.



ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.



QUALIFIED PENSION AND PROFIT-SHARING PLANS



Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.



Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.



The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2007 is $45,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2007. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.



Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.



SECTION 403(B) PLANS



Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2007).



Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.



FEDERAL INCOME TAX WITHHOLDING



The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:



1.  ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR
    ARRANGEMENTS,FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES



There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:



(a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or



(b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or



(c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or



(d) the distribution is a hardship distribution.



A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.



2.  OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)



To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



3.  PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR)



The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.



Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of MetLife of CT Fund BD II for Variable Annuities (formerly, The Travelers Fund BD II for Variable Annuities) and the consolidated financial statements of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations) as of December 31, 2006 and 2005 (SUCCESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the financial statement schedules as of December 31, 2006, and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.





                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements and schedules of MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) for the year ended December 31, 2004 have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
December 31, 2006

                            MetLife of CT Fund BD II
                             for Variable Annuities
                                       of
                 MetLife Life and Annuity Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Fund BD II for Variable Annuities and the Board of Directors of MetLife Life and Annuity Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Fund BD II for Variable Annuities (formerly, The Travelers Fund BD II for Variable Annuities) (the "Separate Account") of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) ("MLAC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MLAC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants

Tampa, Florida
March 19, 2007

                                   APPENDIX A

      AIM V.I. Core Equity Subaccount (Series I)
      AIM V.I. Premier Equity Subaccount (Series I)
      AllianceBernstein Large-Cap Growth Subaccount (Class B)
      American Funds Global Growth Subaccount (Class 2)
      American Funds Growth Subaccount (Class 2)
      American Funds Growth-Income Subaccount (Class 2)
      Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
      LMPIS Dividend Strategy Subaccount
      LMPIS Premier Selections All Cap Growth Subaccount
      LMPLS Balanced Subaccount
      LMPLS Growth Subaccount
      LMPLS High Growth Subaccount
      LMPVPI Investors Subaccount (Class I)
      LMPVPI Total Return Subaccount (Class I)
      LMPVPII Equity Index Subaccount (Class II)
      LMPVPII Fundamental Value Subaccount
      LMPVPIII High Income Subaccount
      LMPVPIII International All Cap Growth Subaccount
      LMPVPIII Large Cap Growth Subaccount
      LMPVPIII Large Cap Value Subaccount
      LMPVPIII Money Market Subaccount
      LMPVPV Small Cap Growth Opportunties Subaccount
      MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
      MIST BlackRock Large-Cap Core Subaccount (Class A)
      MIST Lord Abbett Bond Debenture Subaccount (Class A)
      MIST Met/AIM Capital Appreciation Subaccount (Class A)
      MIST Pioneer Strategic Income Subaccount (Class A)
      MSF BlackRock Aggressive Growth Subaccount (Class D)
      MSF BlackRock Bond Income Subaccount (Class E)
      MSF Capital Guardian U.S. Equity Subaccount (Class A)
      MSF FI Large Cap Subaccount (Class A)
      MSF MFS(R) Total Return Subaccount (Class F)
      MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
      MSF Western Asset Management Strategic Bond Opportunities Subaccount
        (Class A)
      Travelers AIM Capital Appreciation Subaccount
      Travelers Convertible Securities Subaccount
      Travelers Disciplined Mid Cap Stock Subaccount
      Travelers Managed Income Subaccount
      Travelers Mercury Large Cap Core Subaccount
      Travelers MFS(R) Mid Cap Growth Subaccount
      Travelers MFS(R) Total Return Subaccount
      Travelers Pioneer Strategic Income Subaccount
      Travelers Salomon Brothers Strategic Total Return Bond Subaccount Travelers Strategic Equity Subaccount
      Travelers Van Kampen Enterprise Subaccount

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                          AIM V.I.            American Funds           American Funds         American Funds
                                         Core Equity          Global Growth                Growth              Growth-income
                                         Subaccount             Subaccount               Subaccount             Subaccount
                                         (Series I)             (Class 2)                (Class 2)               (Class 2)
                                      ---------------         ---------------         ---------------         ---------------
Assets:
  Investments at market value         $        62,493         $     6,634,953         $    10,104,714         $     9,933,395
                                      ---------------         ---------------         ---------------         ---------------
      Total Assets ..........                  62,493               6,634,953              10,104,714               9,933,395
                                      ---------------         ---------------         ---------------         ---------------
Liabilities:
  Payables:
    Insurance charges .......                       3                     386                     605                     589
    Administrative fees .....                       1                      55                      83                      82
                                      ---------------         ---------------         ---------------         ---------------
      Total Liabilities .....                       4                     441                     688                     671
                                      ---------------         ---------------         ---------------         ---------------
Net Assets: .................         $        62,489         $     6,634,512         $    10,104,026         $     9,932,724
                                      ===============         ===============         ===============         ===============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                        Dreyfus VIF                                       LMPIS
                                         Developing               LMPIS                  Premier
                                          Leaders                Dividend               Selections                LMPLS
                                         Subaccount              Strategy             All Cap Growth             Balanced
                                      (Initial Shares)          Subaccount              Subaccount              Subaccount
                                      ---------------         ---------------         ---------------         ---------------
Assets:
  Investments at market value         $     4,462,626         $       207,284         $     1,115,743         $     6,337,833
                                      ---------------         ---------------         ---------------         ---------------
      Total Assets ..........               4,462,626                 207,284               1,115,743               6,337,833
                                      ---------------         ---------------         ---------------         ---------------
Liabilities:
  Payables:
    Insurance charges .......                     262                      12                      65                     379
    Administrative fees .....                      37                       2                       9                      52
                                      ---------------         ---------------         ---------------         ---------------
      Total Liabilities .....                     299                      14                      74                     431
                                      ---------------         ---------------         ---------------         ---------------
Net Assets: .................         $     4,462,327         $       207,270         $     1,115,669         $     6,337,402
                                      ===============         ===============         ===============         ===============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                    LMPVPV                 LMPVPI                  LMPVPI               LMPVPII
      LMPLS                 LMPLS              Small Cap Growth          Investors              Total Return          Equity Index
      Growth             High Growth             Opportunties            Subaccount              Subaccount            Subaccount
    Subaccount            Subaccount              Subaccount              (Class I)               (Class I)            (Class II)
  ---------------      ---------------         ---------------         ---------------         ---------------       ---------------

  $     3,662,773      $       914,198         $       883,178         $     5,031,942         $     1,306,837       $     2,487,979
  ---------------      ---------------         ---------------         ---------------         ---------------       ---------------
        3,662,773              914,198                 883,178               5,031,942               1,306,837             2,487,979
  ---------------      ---------------         ---------------         ---------------         ---------------       ---------------


              228                   52                      52                     300                      79                   144
               30                    8                       7                      41                      10                    20
  ---------------      ---------------         ---------------         ---------------         ---------------       ---------------
              258                   60                      59                     341                      89                   164
  ---------------      ---------------         ---------------         ---------------         ---------------       ---------------
  $     3,662,515      $       914,138         $       883,119         $     5,031,601         $     1,306,748       $     2,487,815
  ===============      ===============         ===============         ===============         ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


                                                  LMPVPII                                    LMPVPIII              LMPVPIII
                                                Fundamental            LMPVPIII           International           Large Cap
                                                   Value             High Income          All Cap Growth            Growth
                                                 Subaccount           Subaccount            Subaccount            Subaccount
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $   45,253,836        $   11,126,375        $   19,756,841        $   19,120,285
                                              --------------        --------------        --------------        --------------
      Total Assets ....................           45,253,836            11,126,375            19,756,841            19,120,285
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                2,700                   654                 1,163                 1,112
    Administrative fees ...............                  372                    91                   163                   157
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                3,072                   745                 1,326                 1,269
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $   45,250,764        $   11,125,630        $   19,755,515        $   19,119,016
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                               MIST                  MIST                  MIST              MIST Met/AIM
    LMPVPIII                               Batterymarch           BlackRock            Lord Abbett             Capital
   Large Cap           LMPVPIII           Mid-Cap Stock         Large-Cap Core        Bond Debenture         Appreciation
     Value           Money Market           Subaccount            Subaccount            Subaccount            Subaccount
   Subaccount         Subaccount             (Class A)             (Class A)             (Class A)             (Class A)
 --------------     --------------        --------------        --------------        --------------        --------------

 $   31,341,949     $    9,625,060        $    6,575,685        $    3,104,406        $    1,836,416        $   24,381,170
 --------------     --------------        --------------        --------------        --------------        --------------
     31,341,949          9,625,060             6,575,685             3,104,406             1,836,416            24,381,170
 --------------     --------------        --------------        --------------        --------------        --------------


          1,854                566                   386                   186                   110                 1,441
            258                 79                    54                    26                    15                   200
 --------------     --------------        --------------        --------------        --------------        --------------
          2,112                645                   440                   212                   125                 1,641
 --------------     --------------        --------------        --------------        --------------        --------------
 $   31,339,837     $    9,624,415        $    6,575,245        $    3,104,194        $    1,836,291        $   24,379,529
 ==============     ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006



                                                               MSF Blackrock           MSF Blackrock           MSF Capital
                                           MIST                  Aggressive                 Bond                 Guardian
                                     Pioneer Strategic             Growth                  Income              U.S. Equity
                                     Income Subaccount           Subaccount              Subaccount             Subaccount
                                         (Class A)               (Class D)               (Class E)              (Class A)
                                      ---------------         ---------------         ---------------         ---------------
Assets:
  Investments at market value         $    16,849,871         $    13,479,532         $     8,797,367         $    21,134,893
                                      ---------------         ---------------         ---------------         ---------------
      Total Assets ..........              16,849,871              13,479,532               8,797,367              21,134,893
                                      ---------------         ---------------         ---------------         ---------------
Liabilities:
  Payables:
    Insurance charges .......                     995                     800                     528                   1,244
    Administrative fees .....                     139                     111                      73                     173
                                      ---------------         ---------------         ---------------         ---------------
      Total Liabilities .....                   1,134                     911                     601                   1,417
                                      ---------------         ---------------         ---------------         ---------------
Net Assets: .................         $    16,848,737         $    13,478,621         $     8,796,766         $    21,133,476
                                      ===============         ===============         ===============         ===============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006

                                                                            MSF Western
                                                                               Asset
                                                        MSF                 Management
      MSF FI                 MSF MFS(R)            T. Rowe Price          Strategic Bond
     Large Cap             Total Return              Large Cap             Opportunities
    Subaccount              Subaccount           Growth Subaccount          Subaccount
     (Class A)              (Class F)                (Class B)               (Class A)
  ---------------         ---------------         ---------------         ---------------

  $    51,014,390         $    53,375,079         $       453,304         $     3,697,975
  ---------------         ---------------         ---------------         ---------------
       51,014,390              53,375,079                 453,304               3,697,975
  ---------------         ---------------         ---------------         ---------------


            3,008                   3,148                      26                     217
              420                     439                       4                      31
  ---------------         ---------------         ---------------         ---------------
            3,428                   3,587                      30                     248
  ---------------         ---------------         ---------------         ---------------
  $    51,010,962         $    53,371,492         $       453,274         $     3,697,727
  ===============         ===============         ===============         ===============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                                                                        AllianceBernstein
                                                  AIM V.I.             AIM V.I.             Large-Cap           American Funds
                                                Core Equity         Premier Equity            Growth            Global Growth
                                                 Subaccount           Subaccount            Subaccount            Subaccount
                                                 (Series I)           (Series I)             (Class B)             (Class 2)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $          334        $        1,668        $           --        $       52,340
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                  666                   541                 1,698                63,238
  Administrative fees .................                   98                    79                   245                 8,919
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                  764                   620                 1,943                72,157
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                 (430)                1,048                (1,943)              (19,817)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                1,934                16,845                82,756               401,544
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                1,934                16,845                82,756               401,544
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                4,912                (9,657)              (87,376)              666,738
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        6,416        $        8,236        $       (6,563)       $    1,048,465
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                              Dreyfus VIF                                    LMPIS
 American Funds        American Funds          Developing              LMPIS                Premier
     Growth            Growth-Income            Leaders               Dividend             Selections               LMPLS
   Subaccount            Subaccount            Subaccount             Strategy           All Cap Growth            Balanced
    (Class 2)             (Class 2)         (Initial Shares)         Subaccount            Subaccount             Subaccount
 --------------        --------------        --------------        --------------        --------------        --------------

 $       80,473        $      150,651        $       22,715        $        4,216        $           --        $      176,195
 --------------        --------------        --------------        --------------        --------------        --------------

        114,483               112,320                57,197                 2,520                13,065                71,027
         15,708                15,586                 8,026                   347                 1,819                 9,781
 --------------        --------------        --------------        --------------        --------------        --------------
        130,191               127,906                65,223                 2,867                14,884                80,808
 --------------        --------------        --------------        --------------        --------------        --------------
        (49,718)               22,745               (42,508)                1,349               (14,884)               95,387
 --------------        --------------        --------------        --------------        --------------        --------------


         64,504               244,110               469,752                    --                36,108                    --

        813,038               740,630               (86,659)               14,467                68,991                79,778
 --------------        --------------        --------------        --------------        --------------        --------------
        877,542               984,740               383,093                14,467               105,099                79,778
 --------------        --------------        --------------        --------------        --------------        --------------

         66,795               345,073              (240,631)               14,467               (21,210)              249,748
 --------------        --------------        --------------        --------------        --------------        --------------

 $      894,619        $    1,352,558        $       99,954        $       30,283        $       69,005        $      424,913
 ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                             LMPVPV
                                                                                            Small Cap              LMPVPI
                                                  LMPLS                 LMPLS                 Growth             Investors
                                                  Growth             High Growth           Opportunties          Subaccount
                                                Subaccount            Subaccount            Subaccount            (Class I)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       69,030        $        9,415        $           --        $       79,554
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               41,551                 9,130                11,115                59,182
  Administrative fees .................                5,507                 1,318                 1,562                 8,194
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               47,058                10,448                12,677                67,376
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               21,972                (1,033)              (12,677)               12,178
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                58,742               112,844
    Realized gain (loss) on sale of
      investments .....................               11,536                 8,377                61,149               392,624
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               11,536                 8,377               119,891               505,468
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              228,368                62,691                (5,250)              315,977
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      261,876        $       70,035        $      101,964        $      833,623
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    LMPVPI               LMPVPII                LMPVPII                                     LMPVPIII              LMPVPIII
 Total Return          Equity Index           Fundamental             LMPVPIII           International            Large Cap
  Subaccount            Subaccount               Value              High Income          All Cap Growth             Growth
   (Class I)            (Class II)             Subaccount            Subaccount            Subaccount             Subaccount
 --------------        --------------        --------------        --------------        --------------        --------------

 $       26,792        $       33,547        $      706,217        $      846,154        $      390,234        $       29,482
 --------------        --------------        --------------        --------------        --------------        --------------

         16,071                29,113               532,544               131,180               212,244               239,253
          2,191                 4,158                73,563                18,309                29,733                33,978
 --------------        --------------        --------------        --------------        --------------        --------------
         18,262                33,271               606,107               149,489               241,977               273,231
 --------------        --------------        --------------        --------------        --------------        --------------
          8,530                   276               100,110               696,665               148,257              (243,749)
 --------------        --------------        --------------        --------------        --------------        --------------


         23,378                31,571             1,800,826                    --               398,846                    --

         62,727                81,372             2,933,507              (985,346)            2,191,648             1,129,604
 --------------        --------------        --------------        --------------        --------------        --------------
         86,105               112,943             4,734,333              (985,346)            2,590,494             1,129,604
 --------------        --------------        --------------        --------------        --------------        --------------

         58,865               240,220             2,090,916             1,390,172             1,602,249              (498,966)
 --------------        --------------        --------------        --------------        --------------        --------------

 $      153,500        $      353,439        $    6,925,359        $    1,101,491        $    4,341,000        $      386,889
 ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                             MIST                 MIST
                                                  LMPVPIII                               Batterymarch          BlackRock
                                                 Large Cap             LMPVPIII         Mid-Cap Stock        Large-Cap Core
                                                   Value             Money Market         Subaccount           Subaccount
                                                 Subaccount           Subaccount           (Class A)            (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $      374,970        $      488,595        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................              356,050               116,100                52,798                23,923
  Administrative fees .................               49,611                16,301                 7,408                 3,296
                                              --------------        --------------        --------------        --------------
    Total expenses ....................              405,661               132,401                60,206                27,219
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (30,691)              356,194               (60,206)              (27,219)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              551,654                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................            1,076,570                    --              (128,937)              (12,570)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............            1,628,224                    --              (128,937)              (12,570)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................            3,497,751                    --              (251,058)              199,066
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $    5,095,284        $      356,194        $     (440,201)       $      159,277
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

      MIST              MIST Met/AIM              MIST             MSF BlackRock                                 MSF Capital
  Lord Abbett             Capital               Pioneer              Aggressive          MSF BlackRock             Guardian
 Bond Debenture         Appreciation        Strategic Income           Growth             Bond Income            U.S. Equity
   Subaccount            Subaccount            Subaccount            Subaccount            Subaccount             Subaccount
    (Class A)             (Class A)             (Class A)             (Class D)             (Class E)              (Class A)
 --------------        --------------        --------------        --------------        --------------        --------------

 $           --        $       42,784        $      779,998        $           --        $           --        $           --
 --------------        --------------        --------------        --------------        --------------        --------------

         14,767               188,752               135,248               105,806                72,020               163,757
          2,046                26,228                18,827                14,630                 9,876                22,881
 --------------        --------------        --------------        --------------        --------------        --------------
         16,813               214,980               154,075               120,436                81,896               186,638
 --------------        --------------        --------------        --------------        --------------        --------------
        (16,813)             (172,196)              625,923              (120,436)              (81,896)             (186,638)
 --------------        --------------        --------------        --------------        --------------        --------------


             --             2,978,911                    --                    --                    --                    --

          9,739              (260,275)               94,454              (189,874)               55,775               (30,629)
 --------------        --------------        --------------        --------------        --------------        --------------
          9,739             2,718,636                94,454              (189,874)               55,775               (30,629)
 --------------        --------------        --------------        --------------        --------------        --------------

         98,765            (3,033,838)              (25,142)             (177,535)              409,765               794,555
 --------------        --------------        --------------        --------------        --------------        --------------

 $       91,691        $     (487,398)       $      695,235        $     (487,845)       $      383,644        $      577,288
 ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                                 MSF Western
                                                                                                MSF            Asset Management
                                                  MSF FI              MSF MFS(R)           T. Rowe Price        Strategic Bond
                                                Large Cap           Total Return          Large Cap Growth      Opportunities
                                                Subaccount           Subaccount              Subaccount           Subaccount
                                                 (Class A)            (Class F)               (Class B)            (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................              384,283               414,803                 3,273                30,516
  Administrative fees .................               53,606                57,877                   465                 4,231
                                              --------------        --------------        --------------        --------------
    Total expenses ....................              437,889               472,680                 3,738                34,747
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....             (437,889)             (472,680)               (3,738)              (34,747)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................             (466,995)              272,120                  (596)               30,591
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............             (466,995)              272,120                  (596)               30,591
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................            1,226,437             3,966,783                34,435               187,317
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      321,553        $    3,766,223        $       30,101        $      183,161
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               Travelers                                   Travelers
 Travelers AIM           Travelers            Disciplined            Travelers              Mercury          Travelers MFS(R)
    Capital             Convertible             Mid Cap               Managed              Large Cap             Mid Cap
  Appreciation           Securities              Stock                 Income                 Core                Growth
   Subaccount            Subaccount            Subaccount            Subaccount            Subaccount           Subaccount
 --------------        --------------        --------------        --------------        --------------        --------------

 $           --        $       19,842        $       46,364        $      223,385        $        8,009        $           --
 --------------        --------------        --------------        --------------        --------------        --------------

        107,725                10,656                30,195                41,808                13,450                62,531
         15,005                 1,506                 4,249                 5,759                 1,863                 8,674
 --------------        --------------        --------------        --------------        --------------        --------------
        122,730                12,162                34,444                47,567                15,313                71,205
 --------------        --------------        --------------        --------------        --------------        --------------
       (122,730)                7,680                11,920               175,818                (7,304)              (71,205)
 --------------        --------------        --------------        --------------        --------------        --------------


        161,106                31,081             1,383,240                    --               116,957               935,223

        528,453               281,373             1,776,424            (1,032,934)              (10,014)            1,325,507
 --------------        --------------        --------------        --------------        --------------        --------------
        689,559               312,454             3,159,664            (1,032,934)              106,943             2,260,730
 --------------        --------------        --------------        --------------        --------------        --------------

      1,426,339              (103,226)           (2,392,097)              759,336               132,864            (1,148,570)
 --------------        --------------        --------------        --------------        --------------        --------------

 $    1,993,168        $      216,908        $      779,487        $      (97,780)       $      232,503        $    1,040,955
 ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                            Travelers
                                                                                             Salomon
                                                                       Travelers             Brothers
                                                                        Pioneer             Strategic             Travelers
                                              Travelers MFS(R)         Strategic           Total Return           Strategic
                                               Total Return              Income                Bond                 Equity
                                                Subaccount             Subaccount           Subaccount            Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $      826,525        $           --        $       97,391        $      226,351
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................              223,410                74,115                16,811               221,751
  Administrative fees .................               31,229                10,365                 2,339                30,992
                                              --------------        --------------        --------------        --------------
    Total expenses ....................              254,639                84,480                19,150               252,743
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              571,886               (84,480)               78,241               (26,392)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              897,122                    --                    --             2,481,725
    Realized gain (loss) on sale of
      investments .....................            3,711,686            (2,530,354)             (236,426)          (13,103,564)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............            4,608,808            (2,530,354)             (236,426)          (10,621,839)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................           (3,039,809)            2,855,723                90,746            13,509,557
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $    2,140,885        $      240,889        $      (67,439)       $    2,861,326
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

    Travelers
    Van Kampen
    Enterprise
    Subaccount
  --------------

  $        8,137
  --------------

          90,482
          12,635
  --------------
         103,117
  --------------
         (94,980)
  --------------


         663,293

     (12,042,824)
  --------------
     (11,379,531)
  --------------

      12,492,019
  --------------

  $    1,017,508
  ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                         AIM V.I. Core Equity         AIM V.I. Premier Equity     AllianceBernstein Large-Cap
                                         Subaccount (Series I)          Subaccount (Series I)      Growth Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $       (430)   $         --    $      1,048    $       (697)   $     (1,943)   $     (4,460)
  Realized gain (loss) ...........          1,934              --          16,845           1,316          82,756          13,280
  Change in unrealized gain (loss)
    on investments ...............          4,912              --          (9,657)          6,487         (87,376)         36,769
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................          6,416              --           8,236           7,106          (6,563)         45,589
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --              --              11          15,000               5              --
  Participant transfers from other
    funding options ..............        161,152              --              --              --         264,812          13,450
  Administrative charges .........            (62)             --              --             (84)             --             (89)
  Contract surrenders ............        (99,570)             --          (7,382)        (27,903)        (26,872)        (92,190)
  Participant transfers to other
    funding options ..............         (5,447)             --        (161,152)        (13,738)       (613,815)         (6,370)
  Other receipts/(payments) ......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........         56,073              --        (168,523)        (26,725)       (375,870)        (85,199)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................         62,489              --        (160,287)        (19,619)       (382,433)        (39,610)
Net Assets:
  Beginning of year ..............             --              --         160,287         179,906         382,433         422,043
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $     62,489    $         --    $         --    $    160,287    $         --    $    382,433
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   American Funds Global            American Funds Growth        American Funds Growth-Income  Dreyfus VIF Developing Leaders
 Growth Subaccount (Class 2)         Subaccount (Class 2)            Subaccount (Class 2)        Subaccount (Initial Shares)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (19,817)   $    (23,625)   $    (49,718)   $    (49,471)   $     22,745    $      5,248    $    (42,508)   $    (76,868)
      401,544         203,973         877,542         520,380         984,740         675,675         383,093         (72,921)

      666,738         401,201          66,795         904,034         345,073        (199,364)       (240,631)        400,513
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    1,048,465         581,549         894,619       1,374,943       1,352,558         481,559          99,954         250,724
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       10,000          10,595              --           3,181          18,000           7,701              --          27,119

    2,295,774       2,028,153       1,873,944       2,925,636       1,103,094       2,052,159         198,968         429,722
       (1,585)         (1,084)         (2,288)         (2,182)         (2,595)         (2,831)         (1,309)         (1,621)
   (1,656,046)     (1,278,127)     (2,646,515)     (2,565,038)     (2,983,719)     (3,112,710)     (1,307,835)     (1,624,564)

     (137,230)       (166,923)       (426,621)       (275,003)       (385,838)       (714,283)       (377,963)       (139,712)
      (29,408)        (46,166)       (283,765)       (170,910)       (162,827)       (386,470)        (29,927)       (201,429)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      481,505         546,448      (1,485,245)        (84,316)     (2,413,885)     (2,156,434)     (1,518,066)     (1,510,485)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    1,529,970       1,127,997        (590,626)      1,290,627      (1,061,327)     (1,674,875)     (1,418,112)     (1,259,761)

    5,104,542       3,976,545      10,694,652       9,404,025      10,994,051      12,668,926       5,880,439       7,140,200
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  6,634,512    $  5,104,542    $ 10,104,026    $ 10,694,652    $  9,932,724    $ 10,994,051    $  4,462,327    $  5,880,439
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            LMPIS Dividend            LMPIS Premier Selections               LMPLS
                                          Strategy Subaccount         All Cap Growth Subaccount        Balanced Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $      1,349    $      1,066    $    (14,884)   $    (15,869)   $     95,387    $     63,525
  Realized gain (loss) ...........         14,467           8,887         105,099          41,416          79,778         103,517
  Change in unrealized gain (loss)
    on investments ...............         14,467         (14,177)        (21,210)         42,137         249,748         (91,506)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         30,283          (4,224)         69,005          67,684         424,913          75,536
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --              --             441           1,035              --              --
  Participant transfers from other
    funding options ..............         74,557          45,151          18,693          71,043           6,513          40,383
  Administrative charges .........           (159)           (195)           (123)           (190)           (862)         (1,110)
  Contract surrenders ............        (43,502)        (83,278)       (322,013)       (199,557)     (1,257,115)     (1,857,685)
  Participant transfers to other
    funding options ..............        (83,790)        (20,010)        (52,621)        (42,434)           (271)       (166,298)
  Other receipts/(payments) ......        (22,203)             --              --         (68,336)             --        (204,666)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        (75,097)        (58,332)       (355,623)       (238,439)     (1,251,735)     (2,189,376)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        (44,814)        (62,556)       (286,618)       (170,755)       (826,822)     (2,113,840)
Net Assets:
  Beginning of year ..............        252,084         314,640       1,402,287       1,573,042       7,164,224       9,278,064
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    207,270    $    252,084    $  1,115,669    $  1,402,287    $  6,337,402    $  7,164,224
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

         LMPLS                              LMPLS                  LMPVPV Small Cap Growth             LMPVPI Investors
    Growth Subaccount               High Growth Subaccount         Opportunities Subaccount          Subaccount (Class I)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     21,972    $      8,763    $     (1,033)   $     (6,557)   $    (12,677)   $    (14,069)   $     12,178    $     (8,997)
       11,536         (34,446)          8,377          12,779         119,891         190,256         505,468         205,075

      228,368         151,611          62,691          28,616          (5,250)       (147,309)        315,977         114,889
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      261,876         125,928          70,035          34,838         101,964          28,878         833,623         310,967
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        1,000           2,200              --              --              --           1,360              --          20,728

       18,003          11,995           6,250          30,634         292,400         426,581         180,364         575,120
         (689)           (838)           (166)           (364)           (388)           (434)         (1,351)         (1,665)
     (425,292)       (478,742)        (42,830)       (203,601)       (376,424)       (417,162)     (1,584,783)     (1,575,972)

      (60,223)           (132)         (7,607)             --        (192,746)       (271,392)       (253,034)       (347,589)
      (78,051)        (26,034)             --         (15,270)         (6,419)             --        (148,100)        (81,682)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (545,252)       (491,551)        (44,353)       (188,601)       (283,577)       (261,047)     (1,806,904)     (1,411,060)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (283,376)       (365,623)         25,682        (153,763)       (181,613)       (232,169)       (973,281)     (1,100,093)

    3,945,891       4,311,514         888,456       1,042,219       1,064,732       1,296,901       6,004,882       7,104,975
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  3,662,515    $  3,945,891    $    914,138    $    888,456    $    883,119    $  1,064,732    $  5,031,601    $  6,004,882
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         LMPVPI Total Return            LMPVPII Equity Index          LMPVPII Fundamental
                                         Subaccount (Class I)           Subaccount (Class II)           Value Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $      8,530    $      9,236    $        276    $     (5,683)   $    100,110    $   (224,702)
  Realized gain (loss) ...........         86,105          50,151         112,943           1,373       4,734,333       5,652,763
  Change in unrealized gain (loss)
    on investments ...............         58,865         (32,654)        240,220          92,425       2,090,916      (3,773,812)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        153,500          26,733         353,439          88,115       6,925,359       1,654,249
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --              --              --              --          31,627             336
  Participant transfers from other
    funding options ..............         71,494           6,348          35,758          74,730         353,164         606,061
  Administrative charges .........           (259)           (315)           (511)           (736)        (12,153)        (14,928)
  Contract surrenders ............       (339,456)       (339,243)       (651,440)       (963,995)    (12,771,820)    (12,428,852)
  Participant transfers to other
    funding options ..............        (46,535)        (96,354)       (148,373)       (130,235)     (1,437,754)     (1,665,269)
  Other receipts/(payments) ......        (32,148)             --         (37,903)        (72,161)     (1,373,226)     (1,950,956)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (346,904)       (429,564)       (802,469)     (1,092,397)    (15,210,162)    (15,453,608)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (193,404)       (402,831)       (449,030)     (1,004,282)     (8,284,803)    (13,799,359)
Net Assets:
  Beginning of year ..............      1,500,152       1,902,983       2,936,845       3,941,127      53,535,567      67,334,926
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  1,306,748    $  1,500,152    $  2,487,815    $  2,936,845    $ 45,250,764    $ 53,535,567
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    LMPVPIII High Income            LMPVPIII International           LMPVPIII Large Cap              LMPVPIII Large Cap
         Subaccount                All Cap Growth Subaccount          Growth Subaccount               Value Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    696,665    $    894,457    $    148,257    $     11,344    $   (243,749)   $   (341,062)   $    (30,691)   $     69,975
     (985,346)     (1,806,982)      2,590,494       1,545,308       1,129,604         701,677       1,628,224         123,121

    1,390,172       1,087,433       1,602,249         434,395        (498,966)        592,229       3,497,751       1,653,955
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    1,101,491         174,908       4,341,000       1,991,047         386,889         952,844       5,095,284       1,847,051
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       14,403           1,752           2,449          34,399           3,640          31,309             592          19,101

      233,550         150,290         580,306         316,657         134,549         540,750         214,058         256,945
       (3,431)         (4,580)         (6,103)         (6,906)         (9,315)        (11,703)        (10,414)        (12,806)
   (3,064,586)     (4,858,945)     (5,114,740)     (4,303,092)     (8,201,000)     (7,221,372)     (7,721,547)    (10,987,923)

     (365,204)     (1,026,560)       (309,170)       (595,023)     (1,245,997)     (1,524,557)       (965,508)     (1,166,218)
     (434,259)     (1,166,980)       (242,511)       (538,951)       (667,817)       (984,101)     (1,152,117)     (1,276,562)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (3,619,527)     (6,905,023)     (5,089,769)     (5,092,916)     (9,985,940)     (9,169,674)     (9,634,936)    (13,167,463)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (2,518,036)     (6,730,115)       (748,769)     (3,101,869)     (9,599,051)     (8,216,830)     (4,539,652)    (11,320,412)

   13,643,666      20,373,781      20,504,284      23,606,153      28,718,067      36,934,897      35,879,489      47,199,901
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $ 11,125,630    $ 13,643,666    $ 19,755,515    $ 20,504,284    $ 19,119,016    $ 28,718,067    $ 31,339,837    $ 35,879,489
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                         MIST Batterymarch               MIST BlackRock
                                            LMPVPIII Money                 Mid-Cap Stock                 Large-Cap Core
                                           Market Subaccount            Subaccount (Class A)          Subaccount (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    356,194    $    229,475    $    (60,206)   $         --    $    (27,219)   $         --
  Realized gain (loss) ...........             --              --        (128,937)             --         (12,570)             --
  Change in unrealized gain (loss)
    on investments ...............             --              --        (251,058)             --         199,066              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        356,194         229,475        (440,201)             --         159,277              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         11,985          57,188             308              --              --              --
  Participant transfers from other
    funding options ..............      3,722,495       3,602,039       8,921,590              --       3,745,938              --
  Administrative charges .........         (3,240)         (3,977)         (2,067)             --          (1,007)             --
  Contract surrenders ............     (5,744,909)     (7,570,198)     (1,459,412)             --        (720,055)             --
  Participant transfers to other
    funding options ..............       (417,295)     (1,946,942)       (406,471)             --         (71,146)             --
  Other receipts/(payments) ......       (647,917)     (1,712,145)        (38,502)             --          (8,813)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (3,078,881)     (7,574,035)      7,015,446              --       2,944,917              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (2,722,687)     (7,344,560)      6,575,245              --       3,104,194              --
Net Assets:
  Beginning of year ..............     12,347,102      19,691,662              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  9,624,415    $ 12,347,102    $  6,575,245    $         --    $  3,104,194    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       MIST Lord Abbett                  MIST Met/AIM                   MIST Pioneer                    MSF BlackRock
        Bond Debenture               Capital Appreciation             Strategic Income                Aggressive Growth
     Subaccount (Class A)            Subaccount (Class A)           Subaccount (Class A)             Subaccount (Class D)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (16,813)   $         --    $   (172,196)   $         --    $    625,923    $         --    $   (120,436)   $         --
        9,739              --       2,718,636              --          94,454              --        (189,874)             --

       98,765              --      (3,033,838)             --         (25,142)             --        (177,535)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       91,691              --        (487,398)             --         695,235              --        (487,845)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --           1,250              --             294              --             294              --

    2,477,769              --      30,138,244              --      20,633,321              --      17,298,712              --
         (411)             --          (9,607)             --          (4,724)             --          (6,000)             --
     (557,439)             --      (4,424,473)             --      (3,720,726)             --      (2,680,710)             --

      (27,932)             --        (462,078)             --        (226,356)             --        (404,373)             --
     (147,387)             --        (376,409)             --        (528,307)             --        (241,457)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    1,744,600              --      24,866,927              --      16,153,502              --      13,966,466              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    1,836,291              --      24,379,529              --      16,848,737              --      13,478,621              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,836,291    $         --    $ 24,379,529    $         --    $ 16,848,737    $         --    $ 13,478,621    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                             MSF BlackRock               MSF Capital Guardian
                                              Bond Income                    U.S. Equity                 MSF FI Large Cap
                                          Subaccount (Class E)           Subaccount (Class A)          Subaccount (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
Net investment income (loss) .....   $    (81,896)   $         --    $   (186,638)   $         --    $   (437,889)   $         --
Realized gain (loss) .............         55,775              --         (30,629)             --        (466,995)             --
Change in unrealized gain (loss)
on investments ...................        409,765              --         794,555              --       1,226,437              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets resulting from
operations .......................        383,644              --         577,288              --         321,553              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
Participant purchase payments ....             --              --             576              --           1,876              --
Participant transfers from other
funding options ..................     10,571,802              --      25,048,181              --      61,196,025              --
Administrative charges ...........         (1,871)             --          (8,230)             --         (20,419)             --
Contract surrenders ..............     (1,700,127)             --      (3,628,733)             --      (8,684,161)             --
Participant transfers to other
funding options ..................       (269,279)             --        (573,099)             --      (1,087,505)             --
Other receipts/(payments) ........       (187,403)             --        (282,507)             --        (716,407)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets resulting from
unit transactions ................      8,413,122              --      20,556,188              --      50,689,409              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets .......................      8,796,766              --      21,133,476              --      51,010,962              --
Net Assets:
Beginning of year ................             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
End of year ......................   $  8,796,766    $         --    $ 21,133,476    $         --    $ 51,010,962    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                       MSF Western Asset
          MSF MFS(R)                    MSF T. Rowe Price              Management Strategic             Travelers AIM
        Total Return                    Large Cap Growth               Bond Opportunities           Capital Appreciation
    Subaccount (Class F)              Subaccount (Class B)            Subaccount (Class A)               Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $   (472,680)   $         --    $     (3,738)   $         --    $    (34,747)   $         --    $   (122,730)   $   (340,255)
      272,120              --            (596)             --          30,591              --         689,559      (1,284,596)

    3,966,783              --          34,435              --         187,317              --       1,426,339       3,740,302
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    3,766,223              --          30,101              --         183,161              --       1,993,168       2,115,451
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       22,947              --              --              --          13,000              --              --           1,511

   62,669,113              --         612,734              --       4,634,986              --           6,215          20,106
      (15,174)             --             (81)             --          (1,430)             --            (197)        (12,222)
   (9,975,009)             --        (189,480)             --        (871,435)             --      (2,445,589)     (7,370,743)

   (1,260,995)             --              --              --        (143,694)             --     (30,280,868)     (1,218,949)
   (1,835,613)             --              --              --        (116,861)             --         (69,140)       (882,199)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   49,605,269              --         423,173              --       3,514,566              --     (32,789,579)     (9,462,496)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   53,371,492              --         453,274              --       3,697,727              --     (30,796,411)     (7,347,045)

           --              --              --              --              --              --      30,796,411      38,143,456
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $ 53,371,492    $         --    $    453,274    $         --    $  3,697,727    $         --    $         --    $ 30,796,411
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         Travelers Convertible        Travelers Disciplined Mid         Travelers Managed
                                          Securities Subaccount          Cap Stock Subaccount            Income Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $      7,680    $     41,365    $     11,920    $   (115,284)   $    175,818    $    284,057
  Realized gain (loss) ...........        312,454         145,661       3,159,664         928,644      (1,032,934)       (146,448)
  Change in unrealized gain (loss)
    on investments ...............       (103,226)       (255,805)     (2,392,097)        172,735         759,336        (121,439)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        216,908         (68,779)        779,487         986,095         (97,780)         16,170
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --              --             101             367              92          57,185
  Participant transfers from other
    funding options ..............          8,583          74,080         245,424         925,245          62,692         275,373
  Administrative charges .........            (35)           (587)            (92)         (2,750)            (65)         (2,511)
  Contract surrenders ............     (1,261,770)     (1,067,116)       (731,124)     (3,160,884)     (1,540,153)     (3,419,551)
  Participant transfers to other
    funding options ..............     (2,311,887)       (181,668)     (8,808,609)       (267,066)    (10,832,601)       (462,157)
  Other receipts/(payments) ......            (17)       (393,055)       (100,811)       (365,471)       (169,474)       (283,338)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (3,565,126)     (1,568,346)     (9,395,111)     (2,870,559)    (12,479,509)     (3,834,999)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (3,348,218)     (1,637,125)     (8,615,624)     (1,884,464)    (12,577,289)     (3,818,829)
Net Assets:
  Beginning of year ..............      3,348,218       4,985,343       8,615,624      10,500,088      12,577,289      16,396,118
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  3,348,218    $         --    $  8,615,624    $         --    $ 12,577,289
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  Travelers Mercury Large          Travelers MFS(R) Mid Cap           Travelers MFS(R) Total      Travelers Pioneer Strategic
     Cap Core Subaccount              Growth Subaccount                 Return Subaccount             Income Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (7,304)   $    (47,100)   $    (71,205)   $   (198,156)   $    571,886    $    524,229    $    (84,480)   $    607,041
      106,943        (110,295)      2,260,730          40,970       4,608,808       5,245,738      (2,530,354)       (829,925)

      132,864         541,779      (1,148,570)      1,148,570      (3,039,809)     (4,634,836)      2,855,723         815,540
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      232,503         384,384       1,040,955         991,384       2,140,885       1,135,131         240,889         592,656
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           31              --              31             737             227          10,878             121             378

       42,342         263,133           6,852      21,228,343         172,363       1,552,737         281,066         662,332
          (41)         (1,212)           (159)         (7,890)           (308)        (19,490)           (116)         (6,057)
     (305,400)       (655,046)     (1,298,558)     (3,420,997)     (5,091,127)    (19,022,087)     (2,254,306)     (5,952,511)

   (3,748,542)       (184,316)    (17,530,167)       (589,041)    (62,626,259)     (1,083,391)    (20,343,282)       (667,371)
      (10,419)        (57,533)        (90,431)       (331,059)       (568,957)     (2,832,066)       (238,799)       (738,640)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (4,022,029)       (634,974)    (18,912,432)     16,880,093     (68,114,061)    (21,393,419)    (22,555,316)     (6,701,869)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (3,789,526)       (250,590)    (17,871,477)     17,871,477     (65,973,176)    (20,258,288)    (22,314,427)     (6,109,213)

    3,789,526       4,040,116      17,871,477              --      65,973,176      86,231,464      22,314,427      28,423,640
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $  3,789,526    $         --    $ 17,871,477    $         --    $ 65,973,176    $         --    $ 22,314,427
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD II
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

                                       Travelers Salomon Brothers
                                         Strategic Total Return          Travelers Strategic             Travelers Van Kampen
                                             Bond Subaccount               Equity Subaccount             Enterprise Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     78,241    $    128,816    $    (26,392)   $   (478,063)   $    (94,980)   $   (330,550)
  Realized gain (loss) ...........       (236,426)         17,031     (10,621,839)     (5,735,578)    (11,379,531)     (5,110,048)
  Change in unrealized gain (loss)
    on investments ...............         90,746         (86,190)     13,509,557       5,859,894      12,492,019       7,118,166
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        (67,439)         59,657       2,861,326        (353,747)      1,017,508       1,677,568
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             34              40             227           9,508             147           2,988
  Participant transfers from other
    funding options ..............         45,883          88,374          20,893         180,943           5,370          58,307
  Administrative charges .........            (48)         (1,855)           (636)        (27,662)           (189)        (10,455)
  Contract surrenders ............       (290,926)     (1,409,093)     (4,837,360)    (15,359,459)     (1,907,868)     (6,235,030)
  Participant transfers to other
    funding options ..............     (4,693,701)       (521,424)    (61,619,002)     (3,146,568)    (25,465,643)     (1,354,797)
  Other receipts/(payments) ......        (59,604)       (226,372)       (375,243)     (1,634,754)       (168,034)     (1,130,669)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (4,998,362)     (2,070,330)    (66,811,121)    (19,977,992)    (27,536,217)     (8,669,656)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (5,065,801)     (2,010,673)    (63,949,795)    (20,331,739)    (26,518,709)     (6,992,088)
Net Assets:
  Beginning of year ..............      5,065,801       7,076,474      63,949,795      84,281,534      26,518,709      33,510,797
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  5,065,801    $         --    $ 63,949,795    $         --    $ 26,518,709
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Fund BD II for Variable Annuities ("Fund BD II") (formerly, The Travelers Fund BD II for Variable Annuities) is a separate account of MetLife Life and Annuity Company of Connecticut (the "Company") (formerly, The Travelers Life and Annuity Company), an indirect wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Fund BD II, established on October 22, 1993, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The product supported by Fund BD II is Vintage Annuity (formerly, Travelers Vintage Annuity).

Fund BD II is divided into Subaccounts, each of which is treated as an individual Separate Account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".

      AIM Variable Insurance Funds
      American Funds Insurance Series
      Dreyfus Variable Investment Fund
      Legg Mason Partners Investment Series
      Legg Mason Partners Lifestyle Series, Inc.
      Legg Mason Partners Variable Portfolios V
      Legg Mason Partners Variable Portfolios I, Inc.
      Legg Mason Partners Variable Portfolios II
      Legg Mason Partners Variable Portfolios III, Inc.
      Met Investors Series Trust
      Metropolitan Series Fund, Inc.

Participant purchase payments applied to Fund BD II are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):

      AIM V.I. Core Equity Subaccount (Series I)
      American Funds Global Growth Subaccount (Class 2)
      American Funds Growth Subaccount (Class 2)
      American Funds Growth-Income Subaccount (Class 2)
      Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
      LMPIS Dividend Strategy Subaccount
      LMPIS Premier Selections All Cap Growth Subaccount
      LMPLS Balanced Subaccount
      LMPLS Growth Subaccount
      LMPLS High Growth Subaccount
      LMPVPV Small Cap Growth Opportunities Subaccount
      LMPVPI Investors Subaccount (Class I)
      LMPVPI Total Return Subaccount (Class I)
      LMPVPII Equity Index Subaccount (Class II)
      LMPVPII Fundamental Value Subaccount
      LMPVPIII High Income Subaccount
      LMPVPIII International All Cap Growth Subaccount
      LMPVPIII Large Cap Growth Subaccount
      LMPVPIII Large Cap Value Subaccount
      LMPVPIII Money Market Subaccount
      MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
      MIST BlackRock Large-Cap Core Subaccount (Class A)

      MIST Lord Abbett Bond Debenture Subaccount (Class A)
      MIST Met/AIM Capital Appreciation Subaccount (Class A)
      MIST Pioneer Strategic Income Subaccount (Class A)
      MSF BlackRock Aggressive Growth Subaccount (Class D)
      MSF BlackRock Bond Income Subaccount (Class E)
      MSF Capital Guardian U.S. Equity Subaccount (Class A)
      MSF FI Large Cap Subaccount (Class A)
      MSF MFS(R) Total Return Subaccount (Class F)
      MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
      MSF Western Asset Management Strategic Bond Opportunities Subaccount
        (Class A)

The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

For the year ended December 31, 2006:
-------------------------------------

Name changes:

      Old Name                                                          New Name
      --------                                                          --------
      Smith Barney Equity Index Subaccount                              LMPVPII Equity Index Subaccount (Class II)
      Smith Barney Fundamental Value Subaccount                         LMPVPII Fundamental Value Subaccount
      Salomon Brothers Variable Investors Fund Subaccount - Class I     LMPVPI Investors Subaccount (Class I)
      Salomon Brothers Variable Total Return Fund Subaccount -          LMPVPI Total Return Subaccount (Class I)
      Class I
      Smith Barney Allocation Series Inc. - Select Growth               LMPLS Balanced Subaccount
      Subaccount
      Smith Barney Allocation Series Inc. - Select Balanced             LMPLS Growth Subaccount
      Subaccount
      Smith Barney Allocation Series Inc. - Select High                 LMPVLS High Growth Subaccount
      Growth Subaccount
      Smith Barney Dividend Strategy Subaccount                         LMPIS Dividend Strategy Subaccount
      Smith Barney Premier Selections All Cap Growth Subaccount         LMPIS Premier Selections All Cap Growth Subaccount
      Smith Barney High Income Subaccount                               LMPVPIII High Income Subaccount
      Smith Barney International All Cap Growth Subaccount              LMPVPIII International All Cap Growth Subaccount
      Smith Barney Large Capitalization Growth Subaccount               LMPVPIII Large Cap Growth Subaccount
      Smith Barney Large Cap Value Subaccount                           LMPVPIII Large Cap Value Subaccount
      Smith Barney Money Market Subaccount                              LMPVPIII Money Market Subaccount
      Mercury Large Cap Core Subaccount                                 MIST BlackRock Large-Cap Core Subaccount
      Smith Barney Small Cap Growth Opportunities Subaccount            LMPVPV Small Cap Growth Opportunities Subaccount

Mergers:

      Old Portfolio                                                     New Portfolio
      -------------                                                     -------------
      AIM V.I. Premier Equity Portfolio (a)                             AIM V.I. Core Equity Portfolio (b)
      Travelers AIM Capital Appreciation Portfolio (a)                  Met\AIM Capital Appreciation Portfolio (b)
      Travelers Convertible Securities Portfolio (a)                    Lord Abbett Bond Debenture Portfolio (b)
      Travelers Disciplined Mid Cap Stock Portfolio (a)                 MIST Batterymarch Mid-Cap Stock Portfolio (b)
      Travelers Mercury Large Cap Core Portfolio (a)                    MIST Mercury Large-Cap Core Portfolio (b)
      Travelers Pioneer Strategic Income Portfolio (a)                  MIST Pioneer Strategic Income Portfolio (b)
      Travelers Mid Cap Growth Portfolio (a)                            MSF BlackRock Aggressive Growth Portfolio (b)
      Travelers MFS(R) Total Return Portfolio (a)                       MSF MFS(R) Total Return Portfolio (b)
      Travelers Salomon Brothers Strategic Total Return Bond            MSF Western Asset Management Strategic Bond
      Portfolio (a)                                                     Opportunities Portfolio (b)
      Travelers Strategic Equity Portfolio (a)                          MSF FI Large Cap Portfolio (b)

1. BUSINESS -- (Concluded)

For the year ended December 31, 2006 - (Continued):

Mergers - (continued):

      Old Portfolio                                                     New Portfolio
      -------------                                                     -------------
      Travelers Managed Income Portfolio (a)                            BlackRock Bond Income Portfolio (b)
      Van Kampen Enterprise Portfolio (a)                               Capital Guardian U.S. Equity Portfolio (b)

      (a) For the period January 1, 2006 to April 30, 2006
      (b) For the period May 1, 2006 to December 31, 2006

Substitutions:

      Old Portfolio                                                     New Portfolio
      -------------                                                     -------------
      AllianceBernstein Large Cap Growth Portfolio (c)                  T. Rowe Price Large Cap Growth Portfolio (d)

      (c) For the period January 1, 2006 to April 30, 2006
      (d) For the period May 1, 2006 to December 31, 2006

For the year ended December 31, 2005:

Mergers:

      Old Portfolio                                                     New Portfolio
      -------------                                                     -------------
      Travelers MFS Emerging Growth Portfolio                           MFS Mid Cap Growth Portfolio

Additions:
      Travelers Managed Allocation Aggressive Portfolio Travelers Managed Allocation Conservative Portfolio Travelers Managed Allocation Moderate Portfolio Travelers Managed Allocation Moderate-Aggressive Portfolio Travelers Managed Allocation Moderate-Conservative Portfolio Travelers Style Focus Small Cap Value Portfolio

      Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund BD II or shares of Fund BD II's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Fund BD II product offered by the Company and the prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund BD II in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

Security transactions are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "Other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of Fund BD II form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code of 1986 (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund BD
II. Fund BD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net assets allocated to contracts in the payout period are computed according to the Progressive Annuity Table. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratios, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

- Mortality and expense risks assumed by the Company ("M&E")

- Administrative fees paid for administrative expenses ("ADM")

Below is a table displaying separate account charges with their associated products offered in Fund BD II for each funding option. The table displays Standard ("S") and Enhanced ("E") Death Benefit ("Dth Ben") designations.

                                                                                                  Asset-based Charges
                                                                                         -----------------------------------------
                                                      Dth                                                                    Total
        Separate Account Charge (1)                   Ben            Product              M&E               ADM             Charge
        ---------------------------                  -----         -----------           -----             -----           -------
Separate Account Charge 1.17%                          S         Vintage Annuity          1.02%            0.15%             1.17%
Separate Account Charge 1.45%                          E         Vintage Annuity          1.30%            0.15%             1.45%

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to the Company to cover administrative charges.

No sales charges are deducted from participant purchase payments when they are received. However, a withdrawal charge for withdrawals from the Contract will be calculated as a percentage of the purchase payments withdrawn. The maximum charge, applied to the amount withdrawn, is 6% decreasing to 0% after six full years.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                 As of and for the period ended December 31, 2006
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
AIM Variable Insurance Funds (0.0%)
  AIM V.I. Core Equity Subaccount (Series I) (Cost $57,582)                      2,296   $     62,493   $    161,486   $    105,839
  AIM V.I. Premier Equity Subaccount (Series I) (Cost $0)                           --             --          1,668        169,148
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $57,582)                                                         2,296   $     62,493   $    163,154   $    274,987
                                                                          ============   ============   ============   ============
AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
  AllianceBernstein Large-Cap Growth Subaccount (Class B)
    Total (Cost $0)                                                                 --   $         --   $    264,564   $    642,389
                                                                          ============   ============   ============   ============
American Funds Insurance Series (6.8%)
  American Funds Global Growth Subaccount (Class 2) (Cost $4,835,878)          284,884   $  6,634,953   $  2,127,373   $  1,665,413
  American Funds Growth Subaccount (Class 2) (Cost $7,295,099)                 157,689     10,104,714      1,628,925      3,099,060
  American Funds Growth-Income Subaccount (Class 2) (Cost $7,546,194)          235,444      9,933,395      1,252,356      3,399,084
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $19,677,171)                                                   678,017   $ 26,673,062   $  5,008,654   $  8,163,557
                                                                          ============   ============   ============   ============
Dreyfus Variable Investment Fund (1.1%)
  Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
    Total (Cost $4,608,522)                                                    106,177   $  4,462,626   $    715,534   $  1,806,254
                                                                          ============   ============   ============   ============
Legg Mason Partners Investment Series (0.3%)
  LMPIS Dividend Strategy Subaccount (Cost $175,879)                            20,646   $    207,284   $     78,464   $    152,206
  LMPIS Premier Selections All Cap Growth Subaccount (Cost $910,337)            83,389      1,115,743         55,003        389,375
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,086,216)                                                    104,035   $  1,323,027   $    133,467   $    541,581
                                                                          ============   ============   ============   ============
Legg Mason Partners Lifestyle Series, Inc. (2.8%)
  LMPLS Balanced Subaccount (Cost $5,781,619)                                  506,217   $  6,337,833   $    181,396   $  1,337,555
  LMPLS Growth Subaccount (Cost $3,429,032)                                    319,614      3,662,773         69,950        593,110
  LMPLS High Growth Subaccount (Cost $745,642)                                  64,516        914,198         15,666         61,020
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $9,956,293)                                                    890,347   $ 10,914,804   $    267,012   $  1,991,685
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios V (0.2%)
  LMPVPV Small Cap Growth Opportunities Subaccount
    Total (Cost $811,405)                                                       77,268   $    883,178   $    340,766   $    578,254
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios I, Inc. (1.6%)
  LMPVPI Investors Subaccount (Class I) (Cost $3,900,153)                      304,045   $  5,031,942   $    406,043   $  2,087,786
  LMPVPI Total Return Subaccount (Class I) (Cost $1,111,694)                   106,420      1,306,837        121,259        436,217
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $5,011,847)                                                    410,465   $  6,338,779   $    527,302   $  2,524,003
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios II (12.1%)
  LMPVPII Equity Index Subaccount (Class II) (Cost $2,185,439)                  72,897   $  2,487,979   $    136,275   $    906,829
  LMPVPII Fundamental Value Subaccount (Cost $36,165,760)                    1,985,688     45,253,836      2,685,822     15,993,783
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $38,351,199)                                                 2,058,585   $ 47,741,815   $  2,822,097   $ 16,900,612
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios III, Inc. (23.1%)
  LMPVPIII High Income Subaccount (Cost $13,863,025)                         1,522,076   $ 11,126,375   $  1,035,218   $  3,957,792
  LMPVPIII International All Cap Growth Subaccount (Cost $11,324,754)        1,143,336     19,756,841        990,313      5,532,337
  LMPVPIII Large Cap Growth Subaccount (Cost $16,050,675)                    1,212,447     19,120,285        118,518     10,347,884
  LMPVPIII Large Cap Value Subaccount (Cost $26,309,692)                     1,443,664     31,341,949      1,084,160     10,197,224
  LMPVPIII Money Market Subaccount (Cost $9,625,060)                         9,625,060      9,625,060      3,863,868      6,586,321
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $77,173,206)                                                14,946,583   $ 90,970,510   $  7,092,077   $ 36,621,558
                                                                          ============   ============   ============   ============
Met Investors Series Trust (13.4%)
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
    (Cost $6,826,742)                                                          338,429   $  6,575,685   $  8,881,784   $  1,926,105
  MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost $2,905,339)         277,179      3,104,406      3,811,985        894,075
  MIST Lord Abbett Bond Debenture Subaccount (Class A)
    (Cost $1,737,652)                                                          146,796      1,836,416      2,473,042        745,130
  MIST Met/AIM Capital Appreciation Subaccount (Class A)
    (Cost $27,415,008)                                                       2,251,262     24,381,170     33,028,240      5,352,956
  MIST Pioneer Strategic Income Subaccount (Class A) (Cost $16,875,013)      1,781,170     16,849,871     21,364,876      4,584,317
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $55,759,754)                                                 4,794,836   $ 52,747,548   $ 69,559,927   $ 13,502,583
                                                                          ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Metropolitan Series Fund, Inc. (38.6%)
  MSF BlackRock Aggressive Growth Subaccount (Class D)
    (Cost $13,657,068)                                                         566,367   $ 13,479,532   $ 17,299,808   $  3,452,866
  MSF BlackRock Bond Income Subaccount (Class E) (Cost $8,387,602)              81,540      8,797,367     10,539,519      2,207,691
  MSF Capital Guardian U.S. Equity Subaccount (Class A)
    (Cost $20,340,339)                                                       1,589,090     21,134,893     25,021,512      4,650,544
  MSF FI Large Cap Subaccount (Class A) (Cost $49,787,952)                   3,373,968     51,014,390     61,114,084     10,859,137
  MSF MFS(R) Total Return Subaccount (Class F) (Cost $49,408,296)              343,535     53,375,079     62,397,408     13,261,232
  MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
    (Cost $418,868)                                                             29,842        453,304        612,437        192,973
  MSF Western Asset Management Strategic Bond Opportunities Subaccount
    (Class A) (Cost $3,510,658)                                                293,957      3,697,975      4,621,711      1,141,645
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $145,510,783)                                                6,278,299   $151,952,540   $181,606,479   $ 35,766,088
                                                                          ============   ============   ============   ============
The Travelers Series Trust (0.0%)
  Travelers AIM Capital Appreciation Subaccount (Cost $0)                           --   $         --   $    161,106   $ 32,913,343
  Travelers Convertible Securities Subaccount (Cost $0)                             --             --         55,619      3,582,094
  Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                          --             --      1,609,074      9,609,311
  Travelers Managed Income Subaccount (Cost $0)                                     --             --        229,956     12,534,074
  Travelers Mercury Large Cap Core Subaccount (Cost $0)                             --             --        175,276      4,087,781
  Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                              --             --        935,296     18,984,313
  Travelers MFS(R) Total Return Subaccount (Cost $0)                                --             --      1,790,788     68,438,052
  Travelers Pioneer Strategic Income Subaccount (Cost $0)                           --             --        226,695     22,867,238
  Travelers Salomon Brothers Strategic Total Return Bond
    Subaccount (Cost $0)                                                            --             --        144,692      5,064,983
  Travelers Strategic Equity Subaccount (Cost $0)                                   --             --      2,708,476     67,066,407
  Travelers Van Kampen Enterprise Subaccount (Cost $0)                              --             --        672,607     27,641,400
                                                                          ------------   ------------   ------------   ------------

    Total (Cost $0)                                                                 --   $         --   $  8,709,585   $272,788,996
                                                                          ============   ============   ============   ============

5. FINANCIAL HIGHLIGHTS

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount
    (Series I)                            2006         58   1.081 - 1.083       62        0.35       1.17 - 1.45         8.10 - 8.30
  AIM V.I. Premier Equity
    Subaccount (Series I)                 2006         --   0.855 - 0.867       --        1.02       1.17 - 1.45         5.04 - 5.09
                                          2005        194   0.814 - 0.825      160        0.78       1.17 - 1.45         4.09 - 4.43
                                          2004        228   0.782 - 0.790      180        0.28       1.17 - 1.45         4.27 - 4.64
                                          2003        556   0.750 - 0.755      420        0.31       1.17 - 1.45       23.36 - 23.57
                                          2002        453           0.611      277        0.23              1.17             (31.04)
AllianceBernstein Variable Products
Series Fund, Inc.
  AllianceBernstein Large-Cap Growth
    Subaccount (Class B)                  2006         --   0.839 - 0.852       --          --       1.17 - 1.45     (1.99) - (1.84)
                                          2005        441           0.868      382          --              1.17               13.61
                                          2004        552   0.757 - 0.764      422          --       1.17 - 1.45         6.77 - 7.00
                                          2003        544   0.709 - 0.714      389          --       1.17 - 1.45       21.61 - 22.05
                                          2002        600   0.583 - 0.585      351          --       1.17 - 1.45   (31.81) - (31.74)
American Funds Insurance Series
  American Funds Global Growth
    Subaccount (Class 2)                  2006      4,473   1.463 - 1.487    6,635        0.88       1.17 - 1.45       18.65 - 19.06
                                          2005      4,093   1.233 - 1.249    5,105        0.68       1.17 - 1.45       12.40 - 12.73
                                          2004      3,595   1.097 - 1.108    3,977        0.45       1.17 - 1.45       11.94 - 12.15
                                          2003      2,808   0.980 - 0.988    2,770        0.41       1.17 - 1.45       33.33 - 33.69
                                          2002      1,858   0.735 - 0.739    1,371        1.12       1.17 - 1.45   (15.90) - (15.64)
  American Funds Growth
    Subaccount (Class 2)                  2006      8,478   1.178 - 1.197   10,104        0.77       1.17 - 1.45         8.67 - 8.92
                                          2005      9,767   1.084 - 1.099   10,695        0.72       1.17 - 1.45       14.47 - 14.84
                                          2004      9,854   0.947 - 0.957    9,404        0.18       1.17 - 1.45       10.89 - 11.28
                                          2003      9,808   0.854 - 0.860    8,425        0.13       1.17 - 1.45       34.91 - 35.22
                                          2002      6,515   0.633 - 0.636    4,141        0.04       1.17 - 1.45   (25.53) - (25.35)
  American Funds Growth-Income
    Subaccount (Class 2)                  2006      7,509   1.307 - 1.328    9,933        1.45       1.17 - 1.45       13.55 - 13.89
                                          2005      9,455   1.151 - 1.166   10,994        1.27       1.17 - 1.45         4.35 - 4.57
                                          2004     11,389   1.103 - 1.115   12,669        0.86       1.17 - 1.45         8.78 - 9.10
                                          2003     12,242   1.014 - 1.022   12,494        1.11       1.17 - 1.45       30.50 - 30.86
                                          2002      9,691   0.777 - 0.781    7,559        1.22       1.17 - 1.45   (19.48) - (19.23)
Dreyfus Variable Investment Fund
  Dreyfus VIF Developing Leaders
    Subaccount (Initial Shares)           2006      3,385   1.292 - 1.324    4,462        0.42       1.17 - 1.45         2.22 - 2.56
                                          2005      4,572   1.264 - 1.291    5,880          --       1.17 - 1.45         4.29 - 4.53
                                          2004      5,801   1.212 - 1.235    7,140        0.18       1.17 - 1.45        9.78 - 10.07
                                          2003      7,459   1.104 - 1.122    8,350        0.03       1.17 - 1.45       29.73 - 30.16
                                          2002      8,522   0.851 - 0.862    7,334        0.04       1.17 - 1.45   (20.24) - (20.04)
Legg Mason Partners Investment Series
  LMPIS Dividend Strategy
    Subaccount                            2006        221   0.924 - 0.939      207        1.82       1.17 - 1.45       16.23 - 16.65
                                          2005        314   0.795 - 0.805      252        1.56       1.17 - 1.45    (1.61) -  (1.35)
                                          2004        386   0.808 - 0.816      315        0.75       1.17 - 1.45         1.89 - 2.13
                                          2003        543   0.793 - 0.799      434        0.66       1.17 - 1.45       21.63 - 21.98
                                          2002        134   0.652 - 0.655       88        0.77       1.17 - 1.45   (26.99) - (26.82)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------

Legg Mason Partners Investment Series -- (Continued)
  LMPIS Premier Selections All Cap
    Growth Subaccount                     2006     1,147    0.960 - 0.975    1,116           --      1.17 - 1.45         5.84 - 6.09
                                          2005     1,530    0.907 - 0.919    1,402         0.12      1.17 - 1.45         4.73 - 5.03
                                          2004     1,802    0.866 - 0.875    1,573           --      1.17 - 1.45         1.41 - 1.74
                                          2003     1,794    0.854 - 0.860    1,541           --      1.17 - 1.45       32.40 - 32.72
                                          2002     1,451    0.645 - 0.648      939         0.07      1.17 - 1.45   (27.85) - (27.68)
Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount               2006     3,966    1.566 - 1.609    6,337         2.70      1.17 - 1.45         6.68 - 6.91
                                          2005     4,790    1.468 - 1.505    7,164         2.01      1.17 - 1.45         1.03 - 1.35
                                          2004     6,280    1.453 - 1.485    9,278         2.18      1.17 - 1.45         6.06 - 6.38
                                          2003     7,673    1.370 - 1.396   10,669         2.48      1.17 - 1.45       18.61 - 18.91
                                          2002     9,000    1.155 - 1.174   10,530         6.47      1.17 - 1.45    (7.82) -  (7.56)
  LMPLS Growth Subaccount                 2006     2,499    1.443 - 1.483    3,663         1.88      1.17 - 1.45         7.29 - 7.62
                                          2005     2,890    1.345 - 1.378    3,946         1.49      1.17 - 1.45         3.30 - 3.53
                                          2004     3,264    1.302 - 1.331    4,312         1.44      1.17 - 1.45         7.07 - 7.43
                                          2003     4,109    1.216 - 1.239    5,061         1.59      1.17 - 1.45       28.00 - 28.39
                                          2002     4,791    0.950 - 0.965    4,605        10.56      1.17 - 1.45   (19.22) - (19.04)
  LMPLS High Growth Subaccount            2006       583    1.527 - 1.570      914         1.07      1.17 - 1.45         7.84 - 8.20
                                          2005       614    1.416 - 1.451      888         0.45      1.17 - 1.45         4.58 - 4.84
                                          2004       755    1.354 - 1.384    1,042         0.28      1.17 - 1.45         9.02 - 9.32
                                          2003     1,181    1.242 - 1.266    1,492         0.45      1.17 - 1.45       34.85 - 35.26
                                          2002     2,252    0.921 - 0.936    2,106         1.07      1.17 - 1.45   (24.82) - (24.64)
Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth
    Opportunties Subaccount               2006       687    1.270 - 1.290      883           --      1.17 - 1.45       11.31 - 11.59
                                          2005       922    1.141 - 1.156    1,065           --      1.17 - 1.45         3.35 - 3.68
                                          2004     1,164    1.104 - 1.115    1,297         0.07      1.17 - 1.45       13.93 - 14.24
                                          2003     1,392    0.969 - 0.976    1,359           --      1.17 - 1.45       40.03 - 40.23
                                          2002       611    0.692 - 0.696      425           --      1.17 - 1.45   (26.77) - (26.50)
Legg Mason Partners Variable
Portfolios I, Inc.
  LMPVPI Investors Subaccount
    (Class I)                             2006     3,139    1.574 - 1.613    5,032         1.46      1.17 - 1.45       16.59 - 16.88
                                          2005     4,372    1.350 - 1.380    6,005         1.09      1.17 - 1.45         4.98 - 5.34
                                          2004     5,440    1.286 - 1.310    7,105         1.32      1.17 - 1.45         8.80 - 9.08
                                          2003     6,826    1.182 - 1.201    8,179         1.31      1.17 - 1.45       30.46 - 30.83
                                          2002     8,316    0.906 - 0.918    7,623         1.03      1.17 - 1.45   (24.18) - (23.94)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------

Legg Mason Partners Variable Portfolios I, Inc. -- (Continued)
  LMPVPI Total Return Subaccount
    (Class I)                             2006        984   1.306 - 1.338    1,307         1.84      1.17 - 1.45       10.96 - 11.22
                                          2005      1,255   1.177 - 1.203    1,500         1.81      1.17 - 1.45         1.82 - 2.12
                                          2004      1,623   1.156 - 1.178    1,903         1.72      1.17 - 1.45         7.24 - 7.48
                                          2003      1,993   1.078 - 1.096    2,176         1.55      1.17 - 1.45       14.19 - 14.64
                                          2002      2,122   0.944 - 0.956    2,024         1.48      1.17 - 1.45     (8.17) - (7.99)
Legg Mason Partners Variable
Portfolios II
  LMPVPII Equity Index
    Subaccount (Class II)                 2006      2,386   1.023 - 1.046    2,488         1.21      1.17 - 1.45       13.41 - 13.82
                                          2005      3,202   0.902 - 0.919    2,937         1.03      1.17 - 1.45         2.73 - 3.03
                                          2004      4,424   0.878 - 0.892    3,941         1.26      1.17 - 1.45         8.66 - 9.05
                                          2003      5,292   0.808 - 0.818    4,328         1.05      1.17 - 1.45       25.86 - 26.23
                                          2002      5,391   0.642 - 0.648    3,492         1.77      1.17 - 1.45   (23.48) - (23.31)
  LMPVPII Fundamental Value
    Subaccount                            2006     13,408   3.290 - 3.404   45,251         1.44      1.17 - 1.45       15.12 - 15.47
                                          2005     18,284   2.858 - 2.948   53,536         0.85      1.17 - 1.45         3.29 - 3.55
                                          2004     23,791   2.767 - 2.847   67,335         0.61      1.17 - 1.45         6.63 - 6.95
                                          2003     28,725   2.595 - 2.662   76,079         0.58      1.17 - 1.45       36.65 - 37.08
                                          2002     35,154   1.899 - 1.942   67,998         0.96      1.17 - 1.45   (22.43) - (22.23)
Legg Mason Partners Variable
Portfolios III, Inc.
  LMPVPIII High Income
    Subaccount                            2006      6,012   1.799 - 1.863   11,126         6.94      1.17 - 1.45         9.36 - 9.65
                                          2005      8,081   1.645 - 1.699   13,644         6.55      1.17 - 1.45         1.17 - 1.43
                                          2004     12,224   1.626 - 1.675   20,374         7.24      1.17 - 1.45         8.84 - 9.19
                                          2003     16,613   1.494 - 1.534   25,383         6.91      1.17 - 1.45       25.65 - 26.05
                                          2002     19,770   1.189 - 1.217   23,989        22.09      1.17 - 1.45    (4.57) -  (4.40)
  LMPVPIII International All Cap
    Growth Subaccount                     2006     12,117   1.585 - 1.642   19,756         1.97      1.17 - 1.45       24.02 - 24.39
                                          2005     15,624   1.278 - 1.320   20,504         1.27      1.17 - 1.45       10.08 - 10.46
                                          2004     19,838   1.161 - 1.195   23,606         0.89      1.17 - 1.45       16.22 - 16.47
                                          2003     23,708   0.999 - 1.026   24,223         0.94      1.17 - 1.45       25.66 - 26.04
                                          2002     35,190   0.795 - 0.814   28,580         0.88      1.17 - 1.45   (26.80) - (26.60)
  LMPVPIII Large Cap Growth
    Subaccount                            2006     13,048   1.435 - 1.471   19,119         0.13      1.17 - 1.45         3.09 - 3.37
                                          2005     20,239   1.392 - 1.423   28,718         0.12      1.17 - 1.45         3.65 - 4.02
                                          2004     27,054   1.343 - 1.368   36,935         0.33      1.17 - 1.45    (1.03) -  (0.80)
                                          2003     32,937   1.357 - 1.379   45,351         0.02      1.17 - 1.45       45.44 - 45.93
                                          2002     35,908   0.933 - 0.945   33,913         0.31      1.17 - 1.45   (25.89) - (25.71)
  LMPVPIII Large Cap Value
    Subaccount                            2006     12,119   2.516 - 2.606   31,340         1.13      1.17 - 1.45       16.59 - 16.91
                                          2005     16,199   2.158 - 2.229   35,879         1.39      1.17 - 1.45         4.96 - 5.24
                                          2004     22,397   2.056 - 2.118   47,200         1.75      1.17 - 1.45         9.01 - 9.34
                                          2003     27,443   1.886 - 1.937   52,937         1.62      1.17 - 1.45       25.82 - 26.11
                                          2002     33,751   1.499 - 1.536   51,646         3.53      1.17 - 1.45   (26.52) - (26.26)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------

Legg Mason Partners Variable Portfolios III, Inc. -- (Continued)
  LMPVPIII Money Market
    Subaccount                            2006      7,051   1.327 - 1.374    9,624        4.50       1.17 - 1.45         3.19 - 3.39
                                          2005      9,342   1.286 - 1.329   12,347        2.70       1.17 - 1.45         1.26 - 1.61
                                          2004     15,130   1.270 - 1.308   19,692        0.83       1.17 - 1.45     (0.55) - (0.23)
                                          2003     27,759   1.277 - 1.311   36,278        0.68       1.17 - 1.45     (0.78) - (0.53)
                                          2002     49,870   1.287 - 1.318   65,591        1.26       1.17 - 1.45       (0.16) - 0.08
Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock
    Subaccount (Class A)                  2006      3,384   1.905 - 1.952    6,575          --       1.17 - 1.45     (4.70) - (4.50)
  MIST BlackRock Large-Cap Core
    Subaccount (Class A)                  2006      2,716   1.123 - 1.150    3,104          --       1.17 - 1.45         6.04 - 6.19
  MIST Lord Abbett Bond Debenture
    Subaccount (Class A)                  2006      1,077   1.676 - 1.717    1,836          --       1.17 - 1.45         4.88 - 5.08
  MIST Met/AIM Capital Appreciation
    Subaccount (Class A)                  2006     16,214   1.467 - 1.514   24,380        0.17       1.17 - 1.45     (1.15) - (0.92)
  MIST Pioneer Strategic Income
    Subaccount (Class A)                  2006      8,655   1.894 - 1.961   16,849        4.21       1.17 - 1.45         3.72 - 3.87
Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth
    Subaccount (Class D)                  2006     12,298   1.092 - 1.097   13,479          --       1.17 - 1.45     (2.24) - (2.14)
  MSF BlackRock Bond Income
    Subaccount (Class E)                  2006      5,313   1.614 - 1.672    8,797          --       1.17 - 1.45         3.86 - 4.11
  MSF Capital Guardian U.S. Equity
    Subaccount (Class A)                  2006      9,853   2.085 - 2.160   21,133          --       1.17 - 1.45         2.86 - 3.10
  MSF FI Large Cap Subaccount
    (Class A)                             2006     50,213   1.014 - 1.016   51,011          --       1.17 - 1.45         1.40 - 1.60
  MSF MFS(R) Total Return Subaccount
    (Class F)                             2006     19,083   2.720 - 2.817   53,371          --       1.17 - 1.45         7.00 - 7.19
  MSF T. Rowe Price Large Cap
    Growth Subaccount (Class B)           2006        423   1.070 - 1.072      453          --       1.17 - 1.45         7.21 - 7.41
  MSF Western Asset Management
    Strategic Bond Opportunities
    Subaccount (Class A)                  2006      1,954   1.839 - 1.905    3,698          --       1.17 - 1.45         4.37 - 4.56
The Travelers Series Trust
  Travelers AIM Capital Appreciation
    Subaccount                            2006         --   1.484 - 1.528       --          --       1.17 - 1.45         6.61 - 6.63
                                          2005     21,617   1.392 - 1.433   30,796        0.20       1.17 - 1.45         7.16 - 7.50
                                          2004     28,740   1.299 - 1.333   38,143        0.13       1.17 - 1.45         4.93 - 5.21
                                          2003     35,645   1.238 - 1.267   44,974          --       1.17 - 1.45       27.50 - 27.85
                                          2002     44,035   0.971 - 0.991   43,494          --       1.17 - 1.45   (24.96) - (24.75)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers Convertible Securities
    Subaccount                            2006         --   1.598 - 1.634        --        0.64      1.17 - 1.45         6.68 - 6.73
                                          2005      2,194   1.498 - 1.531     3,348        2.27      1.17 - 1.45     (1.12) - (0.78)
                                          2004      3,237   1.515 - 1.543     4,985        1.92      1.17 - 1.45         4.77 - 5.04
                                          2003      3,979   1.446 - 1.469     5,836        3.21      1.17 - 1.45       24.44 - 24.81
                                          2002      3,254   1.162 - 1.177     3,824        7.24      1.17 - 1.45     (8.29) - (8.05)
  Travelers Disciplined Mid Cap
    Stock Subaccount                      2006         --   1.999 - 2.044        --        0.53      1.17 - 1.45         9.29 - 9.36
                                          2005      4,627   1.829 - 1.869     8,616          --      1.17 - 1.45       10.78 - 11.12
                                          2004      6,262   1.651 - 1.682    10,500        0.26      1.17 - 1.45       14.81 - 15.13
                                          2003      7,781   1.438 - 1.461    11,344        0.29      1.17 - 1.45       31.81 - 32.22
                                          2002      8,545   1.091 - 1.105     9,429        0.55      1.17 - 1.45   (15.56) - (15.33)
  Travelers Managed Income
    Subaccount                            2006         --   1.554 - 1.606        --        1.88      1.17 - 1.45     (0.89) - (0.80)
                                          2005      7,829   1.568 - 1.619    12,577        3.21      1.17 - 1.45       (0.06) - 0.19
                                          2004     10,205   1.569 - 1.616    16,396        4.07      1.17 - 1.45         1.36 - 1.64
                                          2003     13,649   1.548 - 1.590    21,597        3.47      1.17 - 1.45         6.91 - 7.22
                                          2002     18,488   1.448 - 1.483    27,324       10.83      1.17 - 1.45         0.70 - 0.95
  Travelers Mercury Large Cap
    Core Subaccount                       2006         --   1.059 - 1.083        --        0.21      1.17 - 1.45         6.22 - 6.28
                                          2005      3,738   0.997 - 1.019     3,790          --      1.17 - 1.45       10.41 - 10.76
                                          2004      4,409   0.903 - 0.920     4,040        0.54      1.17 - 1.45       14.30 - 14.57
                                          2003      5,029   0.790 - 0.803     4,026        0.63      1.17 - 1.45       19.34 - 19.67
                                          2002      6,348   0.662 - 0.671     4,246        0.51      1.17 - 1.45   (26.20) - (25.94)
  Travelers MFS(R) Mid Cap Growth
    Subaccount                            2006         --   1.117 - 1.121        --          --      1.17 - 1.45         5.88 - 5.95
                                          2005     16,904   1.055 - 1.058    17,871          --      1.17 - 1.45         5.50 - 5.80
  Travelers MFS(R) Total Return
    Subaccount                            2006         --   2.542 - 2.628        --        1.28      1.17 - 1.45         3.29 - 3.38
                                          2005     26,115   2.461 - 2.542    65,973        1.92      1.17 - 1.45         1.44 - 1.76
                                          2004     34,693   2.426 - 2.498    86,231        2.46      1.17 - 1.45        9.87 - 10.14
                                          2003     43,617   2.208 - 2.268    98,463        2.10      1.17 - 1.45       14.88 - 15.19
                                          2002     52,805   1.922 - 1.969   103,552        5.58      1.17 - 1.45     (6.65) - (6.37)

5. FINANCIAL HIGHLIGHTS -- (Concluded)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers Pioneer Strategic
    Income Subaccount                     2006         --   1.826 - 1.888       --           --      1.17 - 1.45         1.05 - 1.12
                                          2005     12,028   1.807 - 1.867   22,314         3.62      1.17 - 1.45         2.15 - 2.47
                                          2004     15,684   1.769 - 1.822   28,424         6.10      1.17 - 1.45         9.33 - 9.69
                                          2003     20,709   1.618 - 1.661   34,258         8.29      1.17 - 1.45       17.84 - 18.14
                                          2002     24,944   1.373 - 1.406   34,936        22.32      1.17 - 1.45         4.33 - 4.61
  Travelers Salomon Brothers
    Strategic Total Return Bond
    Subaccount                            2006         --   1.762 - 1.822       --         2.02      1.17 - 1.45     (1.56) - (1.41)
                                          2005      2,759   1.790 - 1.848    5,066         3.31      1.17 - 1.45         0.90 - 1.15
                                          2004      3,891   1.774 - 1.827    7,076         5.10      1.17 - 1.45         4.72 - 5.06
                                          2003      5,463   1.694 - 1.739    9,463         5.08      1.17 - 1.45       11.74 - 11.98
                                          2002      6,995   1.516 - 1.553   10,826        12.12      1.17 - 1.45         6.76 - 7.10
  Travelers Strategic Equity
    Subaccount                            2006         --   2.509 - 2.594       --         0.35      1.17 - 1.45         4.41 - 4.51
                                          2005     25,924   2.403 - 2.482   63,950         0.55      1.17 - 1.45         0.54 - 0.85
                                          2004     34,417   2.390 - 2.461   84,282         1.31      1.17 - 1.45         8.64 - 8.94
                                          2003     42,706   2.200 - 2.259   96,052           --      1.17 - 1.45       30.64 - 31.03
                                          2002     52,312   1.684 - 1.724   89,867         0.52      1.17 - 1.45   (34.53) - (34.37)
  Travelers Van Kampen Enterprise
    Subaccount                            2006         --   2.027 - 2.095       --         0.03      1.17 - 1.45         3.90 - 3.97
                                          2005     13,242   1.951 - 2.015   26,519         0.09      1.17 - 1.45         6.26 - 6.56
                                          2004     17,807   1.836 - 1.891   33,511         0.50      1.17 - 1.45         2.34 - 2.66
                                          2003     22,110   1.794 - 1.842   40,557         0.14      1.17 - 1.45       23.81 - 24.12
                                          2002     27,062   1.449 - 1.484   40,003         0.69      1.17 - 1.45   (30.37) - (30.16)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

2 These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005

                                                                                                           AllianceBernstein
                                             AIM V.I. Core Equity          AIM V.I. Premier Equity          Large-Cap Growth
                                             Subaccount (Series I)          Subaccount (Series I)         Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --        194,458        227,906        440,737        552,089
Accumulation units purchased and
  transferred from other funding options       161,157             --             --         18,892        301,579         16,922
Accumulation units redeemed and
  transferred to other funding options .      (103,456)            --       (194,458)       (52,340)      (742,316)      (128,274)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................        57,701             --             --        194,458             --        440,737
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           American Funds Global Growth     American Funds Growth        American Funds Growth-
                                               Subaccount (Class 2)         Subaccount (Class 2)       Income Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     4,093,144      3,594,782      9,767,219      9,854,418      9,455,013     11,388,796
Accumulation units purchased and
  transferred from other funding options     1,720,472      1,812,393      1,668,721      2,946,022        909,172      1,857,458
Accumulation units redeemed and
  transferred to other funding options .    (1,340,814)    (1,314,031)    (2,958,018)    (3,033,221)    (2,855,089)    (3,791,241)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     4,472,802      4,093,144      8,477,922      9,767,219      7,509,096      9,455,013
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Dreyfus VIF Developing
                                               Leaders Subaccount           LMPIS Dividend Strategy    LMPIS Premier Selections
                                                (Initial Shares)                  Subaccount           All Cap Growth Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     4,572,225      5,800,524        313,779        386,299      1,529,501      1,801,817
Accumulation units purchased and
  transferred from other funding options       147,880        371,982         86,218         56,447         20,628         81,022
Accumulation units redeemed and
  transferred to other funding options .    (1,335,054)    (1,600,281)      (178,548)      (128,967)      (403,254)      (353,338)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,385,051      4,572,225        221,449        313,779      1,146,875      1,529,501
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                     LMPLS                          LMPLS                         LMPLS
                                              Balanced Subaccount             Growth Subaccount          High Growth Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     4,789,519      6,280,455      2,889,849      3,263,793        613,600        755,363
Accumulation units purchased and
  transferred from other funding options         4,428         27,257         13,575         10,652          4,458         21,812
Accumulation units redeemed and
  transferred to other funding options .      (828,069)    (1,518,193)      (404,631)      (384,596)       (34,646)      (163,575)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,965,878      4,789,519      2,498,793      2,889,849        583,412        613,600
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                           LMPVPV Small Cap Growth            LMPVPI Investors            LMPVPI Total Return
                                           Opportunities Subaccount         Subaccount (Class I)          Subaccount (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       922,243      1,164,069      4,372,034      5,440,088      1,255,053      1,623,257
Accumulation units purchased and
  transferred from other funding options       236,144        384,525        122,453        459,842         58,733          5,508
Accumulation units redeemed and
  transferred to other funding options .      (471,387)      (626,351)    (1,354,099)    (1,526,102)      (329,987)      (373,712)
Annuity units ..........................            --             --         (1,607)        (1,794)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       687,000        922,243      3,138,781      4,372,034        983,799      1,255,053
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              LMPVPII Equity Index         LMPVPII Fundamental Value       LMPVPIII High Income
                                              Subaccount (Class II)               Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,202,282      4,423,985     18,283,836     23,791,330      8,081,068     12,224,107
Accumulation units purchased and
  transferred from other funding options        36,464         85,093        125,902        218,943        143,842         91,263
Accumulation units redeemed and
  transferred to other funding options .      (852,625)    (1,306,796)    (5,001,905)    (5,725,700)    (2,213,184)    (4,233,406)
Annuity units ..........................            --             --             85           (737)           128           (896)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,386,121      3,202,282     13,407,918     18,283,836      6,011,854      8,081,068
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            LMPVPIII International All       LMPVPIII Large Cap            LMPVPIII Large Cap
                                               Cap Growth Subaccount          Growth Subaccount             Value Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    15,624,101     19,838,224     20,239,038     27,054,286     16,198,890     22,396,909
Accumulation units purchased and
  transferred from other funding options       398,799        291,663        102,320        418,350         91,679        128,240
Accumulation units redeemed and
  transferred to other funding options .    (3,906,316)    (4,504,726)    (7,291,878)    (7,231,878)    (4,171,055)    (6,324,688)
Annuity units ..........................           146         (1,060)        (1,541)        (1,720)          (732)        (1,571)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    12,116,730     15,624,101     13,047,939     20,239,038     12,118,782     16,198,890
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                              MIST Batterymarch              MIST BlackRock
                                             LMPVPIII MoneyMarket               Mid-Cap Stock                Large-Cap Core
                                                  Subaccount                Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     9,341,645     15,130,435             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,778,713      2,803,768      4,386,885             --      3,476,108             --
Accumulation units redeemed and
  transferred to other funding options .    (5,069,054)    (8,592,558)    (1,002,884)            --       (760,050)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     7,051,304      9,341,645      3,384,001             --      2,716,058             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                              MIST Lord Abbett Bond          MIST Met/AIM Capital          MISTPioneer Strategic
                                              Debenture Subaccount          Appreciation Subaccount          Income Subaccount
                                                   (Class A)                       (Class A)                       (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     1,522,267             --     19,850,866             --     11,000,108             --
Accumulation units redeemed and
  transferred to other funding options .      (445,404)            --     (3,637,165)            --     (2,366,053)            --
Annuity units ..........................            --             --             --             --         20,716             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,076,863             --     16,213,701             --      8,654,771             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MSF BlackRock Aggressive         MSF BlackRock Bond         MSFCapital Guardian U.S.
                                           Growth Subaccount (Class D)   Income Subaccount (Class E)   Equity Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options    15,446,249             --      6,635,861             --     12,033,740             --
Accumulation units redeemed and
  transferred to other funding options .    (3,147,895)            --     (1,343,811)            --     (2,192,793)            --
Annuity units ..........................            --             --         20,673             --         12,410             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    12,298,354             --      5,312,723             --      9,853,357             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                MSF FILarge Cap             MSF MFS(R) Total Return    MSF T. Rowe Price Large Cap
                                             Subaccount (Class A)           Subaccount (Class F)       Growth Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options    61,217,727             --     24,010,084             --        613,899             --
Accumulation units redeemed and
  transferred to other funding options .   (11,015,511)            --     (4,943,269)            --       (190,924)            --
Annuity units ..........................        10,694             --         16,013             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    50,212,910             --     19,082,828             --        422,975             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                MSF Western Asset
                                            Management Strategic Bond
                                            Opportunities Subaccount         Travelers AIMCapital        Travelers Convertible
                                                    (Class A)               Appreciation Subaccount      Securities Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --     21,617,264     28,739,944      2,193,740      3,236,511
Accumulation units purchased and
  transferred from other funding options     2,569,628             --          4,076         16,650          5,534         49,589
Accumulation units redeemed and
  transferred to other funding options .      (615,258)            --    (21,621,340)    (7,139,330)    (2,199,274)    (1,092,360)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,954,370             --             --     21,617,264             --      2,193,740
                                           ===========    ===========    ===========    ===========    ===========    ===========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Concluded)

                                          Travelers Disciplined Mid Cap    Travelers Managed          Travelers Mercury Large Cap
                                                Stock Subaccount           Income Subaccount                Core Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     4,626,843      6,261,616      7,829,379     10,205,359      3,737,975      4,409,136
Accumulation units purchased and
  transferred from other funding options       124,748        539,132         38,911        208,369         39,677        279,550
Accumulation units redeemed and
  transferred to other funding options .    (4,751,591)    (2,173,905)    (7,847,749)    (2,583,378)    (3,777,652)      (950,711)
Annuity units ..........................            --             --        (20,541)          (971)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      4,626,843             --      7,829,379             --      3,737,975
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Travelers MFS(R) Mid Cap      Travelers MFS(R) Total       Travelers Pioneer Strategic
                                                Growth Subaccount          Return Subaccount             Income Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    16,903,891             --     26,115,337     34,692,622     12,027,941     15,683,824
Accumulation units purchased and
  transferred from other funding options         6,385     21,237,248         66,749        626,763        150,953        361,879
Accumulation units redeemed and
  transferred to other funding options .   (16,910,276)    (4,333,357)   (26,165,416)    (9,202,474)   (12,158,314)    (4,016,789)
Annuity units ..........................            --             --        (16,670)        (1,574)       (20,580)          (973)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --     16,903,891             --     26,115,337             --     12,027,941
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                          Travelers Salomon Brothers
                                          Strategic Total Return Bond    Travelers Strategic Equity       Travelers Van Kampen
                                                  Subaccount                     Subaccount               Enterprise Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,759,141      3,891,268     25,923,524     34,416,703     13,242,008     17,806,526
Accumulation units purchased and
  transferred from other funding options        25,835         48,231          8,092         81,912          2,635         32,401
Accumulation units redeemed and
  transferred to other funding options .    (2,784,976)    (1,180,358)   (25,926,788)    (8,569,468)   (13,232,294)    (4,596,335)
Annuity units ..........................            --             --         (4,828)        (5,623)       (12,349)          (584)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      2,759,141             --     25,923,524             --     13,242,008
                                           ===========    ===========    ===========    ===========    ===========    ===========

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES



                                                                          PAGE
                                                                          ----


Reports of Independent Registered Public Accounting Firm...............    F-1
Financial Statements as of December 31, 2006 (SUCCESSOR) and 2005
  (SUCCESSOR) and for the year ended December 31, 2006 (SUCCESSOR) and for the six months ended December 31, 2005 (SUCCESSOR) and June 30,
  2005 (PREDECESSOR) and for the year ended December 31, 2004
  (PREDECESSOR):
  Consolidated Balance Sheets..........................................    F-4
  Consolidated Statements of Income....................................    F-5
  Consolidated Statements of Stockholder's Equity......................    F-6
  Consolidated Statements of Cash Flows................................    F-7
  Notes to Consolidated Financial Statements...........................    F-8
Financial Statement Schedules as of December 31, 2006 (SUCCESSOR) and
  2005 (SUCCESSOR) and for the year ended December 31, 2006 (SUCCESSOR)
  and for the six months ended December 31, 2005 (SUCCESSOR) and June
  30, 2005 (PREDECESSOR) and for the year ended December 31, 2004
  (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other Than
     Investments in Related Parties....................................   F-58
  Schedule III -- Consolidated Supplementary Insurance Information.....   F-59
  Schedule IV -- Consolidated Reinsurance..............................   F-61

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Life and Annuity Company of Connecticut and its subsidiary (the "Company") (formerly known as "The Travelers Life and Annuity Company") as of December 31, 2006 and 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR). Our audits also included the financial statement schedules as of December 31, 2006 and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits. The consolidated financial statements and financial statement schedules of the Company for the year ended December 31, 2004 (PREDECESSOR) were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Life and Annuity Company of Connecticut and its subsidiary as of December 31, 2006 and 2005 (SUCCESSOR), and the results of their operations and their cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Note 2 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods subsequent and prior to the acquisition date are labeled "SUCCESSOR" and "PREDECESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 6, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying statements of income, stockholder's equity, and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut for the year ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     Under date of March 28, 2005, we reported on the statements of income, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR) , which are included in the Form 10-K. In connection with our audit of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audit.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      SUCCESSOR
                                                                  -----------------
                                                                    2006      2005
                                                                  -------   -------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $5,967 and $6,158,
     respectively)..............................................  $ 5,889   $ 6,055
  Equity securities available-for-sale, at estimated fair value
     (cost: $56 and $4, respectively)...........................       57         4
  Mortgage loans on real estate.................................      295       258
  Policy loans..................................................       55        37
  Real estate joint ventures held-for-investment................        2        --
  Other limited partnership interests...........................       68        73
  Short-term investments........................................       95        57
  Other invested assets.........................................      341       333
                                                                  -------   -------
     Total investments..........................................    6,802     6,817
Cash and cash equivalents.......................................      230       233
Accrued investment income.......................................       68        69
Premiums and other receivables..................................      289       201
Deferred policy acquisition costs and value of business
  acquired......................................................    1,712     1,777
Current income tax recoverable..................................       19        20
Deferred income tax assets......................................        8        90
Goodwill........................................................      239       243
Other assets....................................................       25        22
Separate account assets.........................................   12,246    12,179
                                                                  -------   -------
     Total assets...............................................  $21,638   $21,651
                                                                  =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits........................................  $ 1,782   $ 1,740
  Policyholder account balances.................................    5,377     5,688
  Other policyholder funds......................................       79        68
  Payables for collateral under derivative transactions.........      102       108
  Other liabilities.............................................      119       132
  Separate account liabilities..................................   12,246    12,179
                                                                  -------   -------
     Total liabilities..........................................   19,705    19,915
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
Stockholder's Equity:
  Common stock, par value $100 per share; 100,000 shares
     authorized, 30,000 shares issued and outstanding...........        3         3
  Additional paid-in capital....................................    1,730     1,725
  Retained earnings.............................................      230        50
  Accumulated other comprehensive income (loss).................      (30)      (42)
                                                                  -------   -------
     Total stockholder's equity.................................    1,933     1,736
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $21,638   $21,651
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        CONSOLIDATED STATEMENTS OF INCOME
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                SUCCESSOR                        PREDECESSOR
                                     -------------------------------   -------------------------------
                                      YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                     ------------   ----------------   ----------------   ------------
                                         2006             2005               2005             2004
                                     ------------   ----------------   ----------------   ------------


REVENUES
Premiums...........................      $ 43             $ 17               $ 20             $ 40
Universal life and investment-type
  product policy fees..............       483              233                221              371
Net investment income..............       361              167                223              389
Other revenues.....................        27               11                 12               19
Net investment gains (losses)......       (83)             (35)                (6)              17
                                         ----             ----               ----             ----
  Total revenues...................       831              393                470              836
                                         ----             ----               ----             ----
EXPENSES
Policyholder benefits and claims...       117               90                 49               85
Interest credited to policyholder
  account balances.................       154               76                126              241
Other expenses.....................       306              165                184              303
                                         ----             ----               ----             ----
  Total expenses...................       577              331                359              629
                                         ----             ----               ----             ----
Income before provision for income
  tax..............................       254               62                111              207
Provision for income tax...........        74               12                 35               49
                                         ----             ----               ----             ----
Net income.........................      $180             $ 50               $ 76             $158
                                         ====             ====               ====             ====




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)



                                                                          ACCUMULATED OTHER
                                                                            COMPREHENSIVE
                                                                            INCOME (LOSS)
                                                                          -----------------
                                                  ADDITIONAL                NET UNREALIZED
                                         COMMON     PAID-IN    RETAINED       INVESTMENT
                                          STOCK     CAPITAL    EARNINGS     GAINS (LOSSES)     TOTAL
                                         ------   ----------   --------   -----------------   ------

BALANCE AT JANUARY 1, 2004
  (PREDECESSOR)........................    $3       $  417       $ 764          $ 215         $1,399
Capital contributed by parent..........                400                                       400
Comprehensive income (loss):
  Net income...........................                            158                           158
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (5)            (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             9              9
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                            4
                                                                                              ------
  Comprehensive income (loss)..........                                                          162
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2004
  (PREDECESSOR)........................     3          817         922            219          1,961
Comprehensive income (loss):
  Net income...........................                             76                            76
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (2)            (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            (5)            (5)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           (7)
                                                                                              ------
  Comprehensive income (loss)..........                                                           69
Assumption of liabilities by parent....                  4                                         4
                                           --       ------       -----          -----         ------
BALANCE AT JUNE 30, 2005
  (PREDECESSOR)........................     3          821         998            212          2,034
Effect of push down accounting of
  MetLife, Inc.'s purchase price on
  MetLife Life and Annuity Company of
  Connecticut's net assets acquired
  (see Note 2).........................              1,112        (998)          (212)           (98)
                                           --       ------       -----          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)....     3        1,933          --             --          1,936
Comprehensive income (loss):
  Revisions of purchase price pushed
     down to MetLife Life and Annuity
     Company of Connecticut's net
     assets acquired (See Note 2)......               (208)                                     (208)
  Net income...........................                             50                            50
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                           (42)           (42)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                          (42)
                                                                                              ------
  Comprehensive income (loss)..........                                                            8
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2005
  (SUCCESSOR)..........................     3        1,725          50            (42)         1,736
Revisions of purchase price pushed down
  to MetLife Life and Annuity Company
  of Connecticut's net assets acquired
  (See Note 2).........................                  5                                         5
Comprehensive income (loss):
  Net income...........................                            180                           180
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            12             12
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           12
                                                                                              ------
  Comprehensive income (loss)..........                                                          192
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2006
  (SUCCESSOR)..........................    $3       $1,730       $ 230          $ (30)        $1,933
                                           ==       ======       =====          =====         ======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                    SUCCESSOR                        PREDECESSOR
                                         -------------------------------   -------------------------------
                                          YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ------------   ----------------   ----------------   ------------
                                             2006             2005               2005             2004
                                         ------------   ----------------   ----------------   ------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................     $   180          $    50                  $  76      $   158
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
     Amortization of premiums and
       accretion of discounts
       associated with investments,
       net.............................           1               12                     (8)         (18)
     (Gains) losses from sales of
       investments, net................          83               35                      6          (17)
     Equity earnings of real estate
       joint ventures and other limited
       partnership interests...........          (6)              --                     --           --
     Interest credited to policyholder
       account balances................         154               76                    126          241
     Universal life and investment-type
       product policy fees.............        (483)            (233)                  (221)        (371)
     Change in accrued investment
       income..........................           1               11                     (4)          (7)
     Change in premiums and other
       receivables.....................         (83)             (81)                     2           --
     Change in deferred policy
       acquisition costs, net..........          53              (56)                   (90)        (243)
     Change in insurance-related
       liabilities.....................          17               49                    (15)         (49)
     Change in income tax payable......          74              (25)                  (242)         227
     Change in other assets............         191               90                     49           72
     Change in other liabilities.......         (44)              54                    (75)         (17)
     Other, net........................          (1)              (1)                    34          (21)
                                            -------          -------                  -----      -------
Net cash provided by (used in)
  operating activities.................         137              (19)                  (362)         (45)
                                            -------          -------                  -----      -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.........       2,935            3,484                    521        1,305
     Equity securities.................           8               30                      8           19
     Mortgage loans on real estate.....          44               37                     18           59
     Real estate and real estate joint
       ventures........................           1               --                     17            9
     Other limited partnership
       interests.......................          24               17                     18           23
  Purchases of:
     Fixed maturity securities.........      (2,863)          (3,557)                  (448)      (2,156)
     Equity securities.................          (8)              --                     (1)         (30)
     Mortgage loans on real estate.....         (81)             (20)                   (75)        (136)
     Real estate and real estate joint
       ventures........................          (2)              --                     --           --
     Other limited partnership
       interests.......................         (17)             (11)                   (41)         (89)
  Net change in policy loans...........         (17)              (2)                    (4)          (5)
  Net change in short-term
     investments.......................         (37)             131                    135         (225)
  Net change in other invested assets..          30               20                     16           43
  Other, net...........................          --               --                      2           (1)
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  investing activities.................          17              129                    166       (1,184)
                                            -------          -------                  -----      -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................         551              343                    476        1,023
     Withdrawals.......................        (684)            (290)                  (181)        (178)
  Net change in payables for collateral
     under derivative transactions.....          (6)              (2)                   (98)         (16)
  Financing element of certain
     derivative instruments............         (18)             (13)                    --           --
  Capital contribution from parent.....          --               --                     --          400
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  financing activities.................        (157)              38                    197        1,229
                                            -------          -------                  -----      -------
Change in cash and cash equivalents....          (3)             148                      1           --
Cash and cash equivalents, beginning of
  period...............................         233               85                      1            1
                                            -------          -------                  -----      -------
CASH AND CASH EQUIVALENTS, END OF
  PERIOD...............................     $   230          $   233                  $   2      $     1
                                            =======          =======                  =====      =======
Supplemental disclosures of cash flow
  information:
     Income tax paid (received)........     $    --          $    37                  $ 277      $  (179)
                                            =======          =======                  =====      =======
Non-cash transactions during the
  period:
  Assumption of liabilities by MetLife
     Insurance Company of Connecticut..     $    --          $    --                  $   4      $    --
                                            =======          =======                  =====      =======
  Contribution of goodwill from
     MetLife, Inc. ....................     $    (4)         $    --                  $  --      $    --
                                            =======          =======                  =====      =======
See Note 2 for purchase accounting
  adjustments.



          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MLAC" or the "Company" refers to MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company), a Connecticut corporation incorporated in 1973, and its subsidiary. MLAC is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC," formerly The Travelers Insurance Company). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company's core offerings include universal and variable life insurance, fixed and variable deferred annuities, structured settlements and payout annuities.

     On July 1, 2005 ("Acquisition Date"), the Company became a subsidiary of MetLife. The Company and its parent, including substantially all of Citigroup Inc's ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Life and Annuity Company to MetLife Life and Annuity Company of Connecticut, effective May 1, 2006.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
i) the Company and its subsidiary and ii) partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the Company's general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       (iv) the application of the consolidation rules to certain investments;

        (v) fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policyholder benefits;

       (ix) accounting for income taxes and the valuation of deferred income tax assets;

        (x) accounting for reinsurance transactions; and

       (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, policy loans, mortgage loans on real estate, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest, or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments; and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rates for future policy benefit liabilities on non-participating traditional life insurance is 4%.

     Future policy benefit liabilities for individual annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



       The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase to liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12% less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the tax basis in the acquired assets and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



liabilities was adjusted as of the acquisition date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to- maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

2. ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Life and Annuity Company of Connecticut, and other affiliated entities, including the Company's parent, MetLife Insurance Company of Connecticut, and substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. The accounting policies of the Company were conformed to those of MetLife upon the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the acquisition date. As required by the SEC SAB Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Final Purchase Price Allocation and Goodwill

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the acquisition date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to the Company increased by $5 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to the Company of $5 million, an increase of $11 million in the value of the future policy benefit liabilities resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase of $6 million in other invested assets, an increase of $3 million in other assets and a decrease of $14 million in other liabilities due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments decreasing deferred income tax assets by $3 million. Goodwill decreased by $4 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                               SUCCESSOR
                                                           -----------------
                                                             AS OF JULY 1,
                                                                  2005
                                                           -----------------
                                                             (IN MILLIONS)



TOTAL PURCHASE PRICE:....................................            $12,084
  Purchase price attributed to other affiliates..........             10,351
                                                                     -------
  Purchase price attributed to the Company...............              1,733
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale...........       (4)
  Mortgage loans on real estate..........................        7
  Real estate and real estate joint ventures held-for-
     investment..........................................       (1)
  Other limited partnership interests....................        3
  Other invested assets..................................       (4)
  Premiums and other receivables.........................      (47)
  Elimination of historical deferred policy acquisition
     costs...............................................   (1,622)
  Value of business acquired.............................    1,676
  Value of distribution agreements acquired..............        8
  Net deferred income tax asset..........................      258
  Other assets...........................................        8
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits.................................     (303)
  Policyholder account balances..........................     (464)
  Other liabilities......................................      (55)
                                                           -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED................................................              1,494
                                                                     -------
GOODWILL RESULTING FROM THE ACQUISITION..................            $   239
                                                                     =======



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as follows:


                                                                  SUCCESSOR
                                                             ------------------
                                                             AS OF JULY 1, 2005
                                                             ------------------
                                                                (IN MILLIONS)


ASSETS:
  Fixed maturity securities available-for-sale.............        $ 6,135
  Equity securities available-for-sale.....................             35
  Mortgage loans on real estate............................            277
  Policy loans.............................................             36
  Other limited partnership interests......................             80
  Short-term investments...................................            188
  Other invested assets....................................            338
                                                                   -------
     Total investments.....................................          7,089
  Cash and cash equivalents................................             85
  Accrued investment income................................             80
  Premiums and other receivables...........................            175
  Value of business acquired...............................          1,676
  Goodwill.................................................            239
  Other intangible assets..................................              8
  Deferred income tax asset................................             97
  Other assets.............................................              9
  Separate account assets..................................         11,617
                                                                   -------
     Total assets acquired.................................         21,075
                                                                   -------

LIABILITIES:
  Future policy benefits...................................          1,739
  Policyholder account balances............................          5,684
  Other policyholder funds.................................             15
  Current income tax payable...............................             37
  Other liabilities........................................            250
  Separate account liabilities.............................         11,617
                                                                   -------
     Total liabilities assumed.............................         19,342
                                                                   -------
     Net assets acquired...................................        $ 1,733
                                                                   =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired and distribution agreements acquired are as follows:


                                                      SUCCESSOR
                                                    -------------   WEIGHTED AVERAGE
                                                    AS OF JULY 1,     AMORTIZATION
                                                         2005            PERIOD
                                                    -------------   ----------------
                                                    (IN MILLIONS)      (IN YEARS)


Value of business acquired........................      $1,676             16
Value of distribution agreements acquired.........           8             16
                                                        ------
  Total value of intangible assets acquired,
     excluding goodwill...........................      $1,684             16
                                                        ======


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2006
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)


U.S. corporate securities..........    $2,542       $18       $ 62       $2,498        42.4%
Foreign corporate securities.......       892         5         21          876        14.9
U.S. Treasury/agency securities....       801         2         20          783        13.3
Commercial mortgage-backed
  securities.......................       736         4          6          734        12.5
Residential mortgage-backed
  securities.......................       734        10          5          739        12.5
Asset-backed securities............       102        --          2          100         1.7
State and political subdivision
  securities.......................        91         1          6           86         1.5
Foreign government securities......        69         5          1           73         1.2
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $5,967       $45       $123       $5,889       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $   55       $ 2       $  1       $   56        98.2%
Common stock.......................         1        --         --            1         1.8
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $   56       $ 2       $  1       $   57       100.0%
                                       ======       ===       ====       ======       =====





                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2005
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)


U.S. corporate securities..........    $2,811       $ 6       $ 70       $2,747        45.4%
Foreign corporate securities.......       562         4         16          550         9.1
U.S. Treasury/agency securities....       793         4          6          791        13.0
Commercial mortgage-backed
  securities.......................       665         3          9          659        10.9
Residential mortgage-backed
  securities.......................     1,021         1         17        1,005        16.6
Asset-backed securities............       147        --          2          145         2.4
State and political subdivision
  securities.......................        84        --          3           81         1.3
Foreign government securities......        75         3          1           77         1.3
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $6,158       $21       $124       $6,055       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $    3       $--       $ --       $    3        75.0%
Common stock.......................         1         1          1            1        25.0
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $    4       $ 1       $  1       $    4       100.0%
                                       ======       ===       ====       ======       =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company held foreign currency derivatives with notional amounts of $11 million and $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $361 million and $395 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of ($2) million and ($10) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $2 million at both December 31, 2006 and 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $2 million and ($3) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                             SUCCESSOR
                                          -----------------------------------------------
                                             DECEMBER 31, 2006        DECEMBER 31, 2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)


Due in one year or less.................    $  362      $  361       $  347      $  346
Due after one year through five years...       948         931        1,192       1,171
Due after five years through ten years..     1,273       1,242        1,577       1,534
Due after ten years.....................     1,812       1,782        1,209       1,195
                                            ------      ------       ------      ------
  Subtotal..............................     4,395       4,316        4,325       4,246
Mortgage-backed and other asset-backed
  securities............................     1,572       1,573        1,833       1,809
                                            ------      ------       ------      ------
  Total fixed maturities................    $5,967      $5,889       $6,158      $6,055
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Proceeds.....................     $2,503           $3,351              $212             $820
Gross investment gains.......     $    5           $    3              $  9             $ 25
Gross investment losses......     $  (70)          $  (54)             $(12)            $(25)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following table presents the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                      SUCCESSOR
                                -------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2006
                                -------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS             THAN 12 MONTHS                   TOTAL
                                ---------------------------  ---------------------------  ---------------------------
                                 ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.....    $1,330          $40           $500           $22          $1,830          $ 62
Foreign corporate securities..       462           13            174             8             636            21
U.S. Treasury/agency
  securities..................       474           17             51             3             525            20
Commercial mortgage-backed
  securities..................       304            2            109             4             413             6
Residential mortgage-backed
  securities..................       307            4             59             1             366             5
Asset-backed securities.......        45           --             22             2              67             2
State and political
  subdivision securities......        21            3             54             3              75             6
Foreign government
  securities..................        13            1             12            --              25             1
                                  ------          ---           ----           ---          ------          ----
  Total fixed maturity
     securities...............    $2,956          $80           $981           $43          $3,937          $123
                                  ======          ===           ====           ===          ======          ====
Equity securities.............    $   37          $ 1           $  5           $--          $   42          $  1
                                  ======          ===           ====           ===          ======          ====
Total number of securities in
  an unrealized loss
  position....................       772                         430                         1,202
                                  ======                        ====                        ======



     All fixed maturity and equity securities in an unrealized loss position at December 31, 2005 had been in a continuous unrealized loss position for less than twelve months, as a new cost basis was established at the Acquisition Date. The number of securities in an unrealized loss position at December 31, 2005 was 1,504.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2006
                                 ------------------------------------------------------------
                                       COST OR               GROSS               NUMBER
                                   AMORTIZED COST       UNREALIZED LOSS       OF SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less then six months...........    $2,763      $ 4       $ 66       $ 2        696        9
Six months or greater but less
  than nine months.............        16       --         --        --         24       --
Nine months or greater but less
  than twelve months...........       291       --         13        --         43       --
Twelve months or greater.......     1,029       --         43        --        430       --
                                   ------      ---       ----       ---      -----       --
  Total........................    $4,099      $ 4       $122       $ 2      1,193        9
                                   ======      ===       ====       ===      =====       ==





                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2005
                                 ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                   AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...........    $4,843      $14       $119       $6       1,480       24
                                   ------      ---       ----       --       -----       --
  Total........................    $4,843      $14       $119       $6       1,480       24
                                   ======      ===       ====       ==       =====       ==



     At December 31, 2006, $122 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Of such unrealized losses of $2 million, all related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity securities and equity securities with a gross unrealized loss at December 31, 2006 of greater than $10 million.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     At December 31, 2006 and 2005, the Company had $124 million and $125 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                  SUCCESSOR
                                                                -------------
                                                                 DECEMBER 31,
                                                                -------------
                                                                2006     2005
                                                                ----     ----


SECTOR:
  U.S. corporate securities..................................     50%      56%
  Foreign corporate securities...............................     17       13
  U.S. Treasury/agency securities............................     16        5
  Commercial mortgage-backed securities......................      5        7
  Residential mortgage-backed securities.....................      4       14
  Other......................................................      8        5
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===
INDUSTRY:
  Industrial.................................................     26%      21%
  Finance....................................................     20       17
  Government.................................................     17        5
  Utility....................................................     12        5
  Mortgage-backed............................................      9       21
  Consumer...................................................      2       11
  Other......................................................     14       20
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:


                                                             SUCCESSOR
                                                -----------------------------------
                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------


Commercial mortgage loans.....................   $140       47%     $123       47%
Agricultural mortgage loans...................    155       53       136       53
                                                 ----      ---      ----      ---
  Total.......................................    295      100%      259      100%
                                                           ===                ===
Less: Valuation allowances....................     --                  1
                                                 ----               ----
Mortgage and consumer loans...................   $295               $258
                                                 ====               ====



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 19%, 18% and 8% of the value of the Company's mortgage loans on real estate were located in California, New York and Maryland, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  REAL ESTATE JOINT VENTURES

     The Company held $2 million in real estate joint ventures held-for-investment at December 31, 2006. The Company did not hold any interest in real estate joint ventures at December 31, 2005. Both accumulated depreciation on real estate joint ventures and the related depreciation expense were less than $1 million at December 31, 2006.

     At December 31, 2006, 100% of the Company's real estate joint ventures were located in New York.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)


Fixed maturity securities......       $314             $155               $185             $341
Equity securities..............          1               --                 --                2
Mortgage loans on real estate..         16                8                  9               18
Policy loans...................          3               --                  1                1
Real estate joint ventures.....          1               --                 --               --
Other limited partnership
  interests....................         23                2                 27               28
Cash, cash equivalents and
  short-term investments.......         14                5                  4                5
                                      ----             ----               ----             ----
  Total investment income......        372              170                226              395
Less: Investment expenses......         11                3                  3                6
                                      ----             ----               ----             ----
  Net investment income........       $361             $167               $223             $389
                                      ====             ====               ====             ====



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)


Fixed maturity securities......       $(69)            $(51)               $(5)             $(6)
Equity securities..............         --               --                  2               (1)
Mortgage loans on real estate..          1               (1)                --               --
Real estate and real estate
  joint ventures...............         (3)              --                 --               --
Derivatives....................        (12)              20                 (3)              21
Other..........................         --               (3)                --                3
                                      ----             ----                ---              ---
  Net investment gains
     (losses)..................       $(83)            $(35)               $(6)             $17
                                      ====             ====                ===              ===



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $4 million, $0, $0 and $7 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, respectively.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                SUCCESSOR                      PREDECESSOR
                                     ------------------------------  ------------------------------
                                      YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                     ------------  ----------------  ----------------  ------------
                                         2006            2005              2005            2004
                                     ------------  ----------------  ----------------  ------------
                                                              (IN MILLIONS)


Fixed maturity securities..........      $(78)           $(103)            $ 319           $ 332
Equity securities..................         1               --                 3               3
Derivatives........................        --               --                --               2
Other..............................        (2)              (6)                4              --
                                         ----            -----             -----           -----
  Subtotal.........................       (79)            (109)              326             337
Allocated amounts:
  DAC and VOBA.....................        33               45                --              --
Deferred income tax................        16               22              (114)           (118)
                                         ----            -----             -----           -----
     Net unrealized investment
       gains (losses)..............      $(30)           $ (42)            $ 212           $ 219
                                         ====            =====             =====           =====



     The changes in net unrealized investment gains (losses) are as follows:


                                                 SUCCESSOR                      PREDECESSOR
                                      ------------------------------  ------------------------------
                                       YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                      ------------  ----------------  ----------------  ------------
                                          2006            2005              2005            2004
                                      ------------  ----------------  ----------------  ------------
                                                               (IN MILLIONS)


Balance at end of previous of
  period............................      $(42)           $ 212             $219            $215
Effect of purchase accounting push
  down (See Note 2).................        --             (212)              --              --
                                          ----            -----             ----            ----
Balance at beginning of period......       (42)              --              219             215
                                          ----            -----             ----            ----
Unrealized investment gains (losses)
  during the period.................        30             (109)             (10)              6
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA......................       (12)              45               --              --
  Deferred income tax...............        (6)              22                3              (2)
                                          ----            -----             ----            ----
Balance at end of period............      $(30)           $ (42)            $212            $219
                                          ====            =====             ====            ====
Net change in unrealized investment
  gains (losses)....................      $ 12            $ (42)            $ (7)           $  4
                                          ====            =====             ====            ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                             SUCCESSOR (REVISED)
                                                          ------------------------
                                                              DECEMBER 31, 2005
                                                          ------------------------
                                                           NOT PRIMARY BENEFICIARY
                                                          ------------------------
                                                                         MAXIMUM
                                                            TOTAL      EXPOSURE TO
                                                          ASSETS(1)      LOSS(2)
                                                          ---------    -----------
                                                                (IN MILLIONS)

Other investments(3)...................................     $3,450         $25
                                                            ------         ---
  Total................................................     $3,450         $25
                                                            ======         ===



--------

   (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other investments include investments in public and private debt and equity securities that are not asset-backed securitizations or collateralized debt obligations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated in hedging relationships. Accordingly, all changes in such derivative fair values for the year ended December 31, 2006 and the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Interest rate swaps.............    $911      $266        $32        $1,069     $202        $ 2
Financial futures...............      26        --         --            64        1          1
Foreign currency swaps..........      32         1          9            31       --          7
Foreign currency forwards.......       4        --         --             8       --         --
Options.........................      --        53          5            --      115          3
Financial forwards..............      --        --          1            --       --          2
Credit default swaps............       4        --         --             4       --         --
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 156 and 413 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 18,000 and 36,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 742,550 and 1,058,300 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                    SUCCESSOR
                               -----------------------------------------------------------------------------------
                                                                  REMAINING LIFE
                               -----------------------------------------------------------------------------------
                                                    AFTER ONE YEAR      AFTER FIVE YEARS
                               ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                               ----------------   ------------------   -----------------   ---------------   -----
                                                                  (IN MILLIONS)


Interest rate swaps.........         $167                $352                 $392               $--          $911
Financial futures...........           26                  --                   --                --            26
Foreign currency swaps......           --                   8                   24                --            32
Foreign currency forwards...            4                  --                   --                --             4
Credit default swaps........           --                   1                    3                --             4
                                     ----                ----                 ----               ---          ----
  Total.....................         $197                $361                 $419               $--          $977
                                     ====                ====                 ====               ===          ====



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Non-qualifying..................    $977      $320        $47        $1,176     $318        $15
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===



     For the year ended December 31, 2006, the Company had $10 million in settlement payments related to non-qualifying derivatives included within net investment gains (losses).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign-currency-denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company did not recognize any net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2006 and the six months ended December 31, 2005. The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                              PREDECESSOR
                                                    -------------------------------
                                                    SIX MONTHS ENDED    YEAR ENDED
                                                        JUNE 30,       DECEMBER 31,
                                                    ----------------   ------------
                                                          2005             2004
                                                    ----------------   ------------
                                                             (IN MILLIONS)


Changes in the fair value of derivatives..........         $--              $(3)
Changes in the fair value of the items hedged.....          (1)              (1)
                                                           ---              ---
Net ineffectiveness of fair value hedging
  activities......................................         $(1)             $(4)
                                                           ===              ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative was excluded from the assessment of ineffectiveness. For the year ended December 31, 2006 and the six months ended December 31, 2005, there was no cost of carry for financial futures. For the six months ended June 30, 2005 and the year ended December 31, 2004, the cost of carry for financial futures was ($1) million and ($4) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company may discontinue cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no instances in which the Company discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                               PREDECESSOR
                                                     ------------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30,      DECEMBER 31,
                                                     ----------------  ------------
                                                           2005            2004
                                                     ----------------  ------------
                                                              (IN MILLIONS)


Other comprehensive income balance at the beginning
  of the period....................................         $ 2            $ 10
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges......................................          (3)            (14)
Amounts reclassified to net investment income......           1               6
                                                            ---            ----
Other comprehensive income balance at the end of
  the period.......................................         $--            $  2
                                                            ===            ====



     The Company has not entered into any cash flow hedges since June 30, 2005.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) credit default swaps used to synthetically create investments; and (vi) financial forwards to buy and sell securities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2006.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($72) million, ($14) million, $11 million and ($39) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $25 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $0 and $22 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and during the year ended December 31, 2004 were gains (losses) of $46 million, $23 million, ($2) million, and $19 million, respectively.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $102 million and $108 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under derivative transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $6 million and $22 million, respectively, which are held in separate custodial accounts. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2006 and 2005, the Company pledged collateral of $14 million, which is included in fixed maturity securities. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                       DAC      VOBA     TOTAL
                                                     -------   ------   ------
                                                           (IN MILLIONS)


Balance at January 1, 2004 (PREDECESSOR)...........  $ 1,279   $   12   $1,291
  Capitalizations..................................      469       --      469
  Less: Amortization...............................      226        1      227
                                                     -------   ------   ------
Balance at December 31, 2004 (PREDECESSOR).........    1,522       11    1,533
  Capitalizations..................................      222       --      222
  Less: Amortization...............................      132        1      133
                                                     -------   ------   ------
Balance at June 30, 2005 (PREDECESSOR).............    1,612       10    1,622
                                                     -------   ------   ------
Effect of purchase accounting push down (See Note
  2)...............................................   (1,612)   1,666       54
                                                     -------   ------   ------
Balance at July 1, 2005 (SUCCESSOR)................       --    1,676    1,676
                                                     -------   ------   ------
  Capitalizations..................................      164       --      164
                                                     -------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses).................       (3)      (7)     (10)
     Unrealized investment gains (losses)..........      (17)     (28)     (45)
     Other expenses................................       12      106      118
                                                     -------   ------   ------
       Total amortization..........................       (8)      71       63
                                                     -------   ------   ------
Balance at December 31, 2005 (SUCCESSOR)...........      172    1,605    1,777
                                                     -------   ------   ------
  Capitalizations..................................      135       --      135
  Less: Amortization related to:
     Net investment gains (losses).................       (3)     (33)     (36)
     Unrealized investment gains (losses)..........        1       11       12
     Other expenses................................       53      171      224
                                                     -------   ------   ------
       Total amortization..........................       51      149      200
                                                     -------   ------   ------
Balance at December 31, 2006 (SUCCESSOR)...........  $   256   $1,456   $1,712
                                                     =======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $188 million in 2007, $169 million in 2008, $156 million in 2009, $139 million in 2010 and $120 million in 2011.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                               SUCCESSOR
                                                              -----------
                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Balance at January 1,.......................................  $243   $ --
Effect of purchase accounting push down (See Note 2)........    (4)   243
                                                              ----   ----
Balance at December 31,.....................................  $239   $243
                                                              ====   ====



7.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which is reported in other assets, is as follows:


                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)


Balance at beginning of
  period.......................       $ 8              $--                $--              $--
Effect of purchase accounting
  push down (See Note 2).......        --                8                 --               --
Amortization...................        (1)              --                 --               --
                                      ---              ---                ---              ---
Balance at end of period.......       $ 7              $ 8                $--              $--
                                      ===              ===                ===              ===



     The estimated future amortization expense allocated to other expenses for VODA is $1 million per year for each of the years from 2007 to 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)


Balance at end of previous
  period.......................       $ 8             $ 36                $25              $--
Effect of purchase accounting
  push down (See Note 2).......        --              (36)                --               --
                                      ---             ----                ---              ---
Balance at beginning of
  period.......................         8               --                 25               --
Capitalization.................         9                8                 12               25
Amortization...................        (1)              --                 (1)              --
                                      ---             ----                ---              ---
Balance at end of period.......       $16             $  8                $36              $25
                                      ===             ====                ===              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12.2 billion at both December 31, 2006 and 2005 for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $246 million, $124 million, $95 million and $200 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and the year ended December 31, 2004, respectively.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                        IN THE EVENT OF DEATH
                                                        ---------------------
                                                            (IN MILLIONS)


ANNUITY CONTRACTS(1)
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
Separate account value................................  $  14,156   $  14,507
Net amount at risk(2).................................  $     440(3)$     569(3)
Average attained age of contractholders...............   64 years    63 years

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                         SECONDARY GUARANTEES
                                                        ---------------------
                                                            (IN MILLIONS)

UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (General and Separate account)..........  $   1,807   $   1,694
Net amount at risk(2).................................  $  21,459(3)$  21,719(3)
Average attained age of policyholders.................   59 years    57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)




   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the year ended December 31, 2004. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $13 million for the year ended December 31, 2006, $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for the year ended December 31, 2004.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                              SUCCESSOR
                                                          -----------------
                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


Mutual Fund Groupings
  Equity................................................  $ 9,336   $ 9,055
  Bond..................................................      940     1,055
  Balanced..............................................    1,070     1,261
  Money Market..........................................      282       286
  Specialty.............................................      152       218
                                                          -------   -------
     Total..............................................  $11,780   $11,875
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2002. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company reinsures the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 14.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Direct premiums..............      $ 79             $ 41               $ 39             $ 74
Reinsurance ceded............       (36)             (24)               (19)             (34)
                                   ----             ----               ----             ----
Net premiums earned..........      $ 43             $ 17               $ 20             $ 40
                                   ====             ====               ====             ====
Reinsurance recoverables
  netted against policyholder
  benefits and claims........      $169             $ 42               $ 61             $ 95
                                   ====             ====               ====             ====



     Reinsurance recoverables, included in premiums and other receivables, were $139 million and $77 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $16 million and $12 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004 there were no affiliated reinsurance transactions.

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Current Federal..............       $--             $(20)              $ 50             $ 96
Deferred Federal.............        74               32                (15)             (47)
                                    ---             ----               ----             ----
Provision for income tax.....       $74             $ 12               $ 35             $ 49
                                    ===             ====               ====             ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Tax provision at U.S.
  statutory rate.............      $ 89             $ 22                $39             $ 72
Tax effect of:
  Tax exempt investment
     income..................       (15)             (10)                (4)             (15)
  Tax reserve release........        --               --                 --               (8)
                                   ----             ----                ---             ----
Provision for income tax.....      $ 74             $ 12                $35             $ 49
                                   ====             ====                ===             ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                          SUCCESSOR
                                                    ---------------------
                                                         DECEMBER 31,
                                                    ---------------------
                                                       2006        2005
                                                    ----------   --------
                                                        (IN MILLIONS)


Deferred income tax assets:
  Benefit, reinsurance and other reserves.........     $ 487       $ 580
  Capital loss carryforwards......................        20          17
  Net unrealized investment losses................        16          22
  Other...........................................         8           8
                                                       -----       -----
                                                         531         627
                                                       -----       -----
Deferred income tax liabilities:
  DAC and VOBA....................................      (518)       (525)
  Investments.....................................        (5)        (12)
                                                       -----       -----
                                                        (523)       (537)
                                                       -----       -----
Net deferred income tax asset.....................     $   8       $  90
                                                       =====       =====



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Capital loss carryforwards amount to $59 million at December 31, 2006 and will expire beginning in 2010.

     The Company files a consolidated tax return with its parent, MICC. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against the Company, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against the Company: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



certification. Defendants have moved for summary judgment. The Company is continuing to vigorously defend against the claims in this matter.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                 SUCCESSOR
                                                               -------------
                                                                DECEMBER 31,
                                                               -------------
                                                               2006     2005
                                                               ----     ----
                                                               (IN MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 1      $1
  Premium tax offsets currently available for paid
     assessments.............................................    --       1
                                                                ---      --
                                                                $ 1      $2
                                                                ===      ==
Liability:
  Insolvency assessments.....................................   $ 1      $1
                                                                ===      ==



     Assessments levied against the Company were less than $1 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $46 million and $15 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $60 million and $20 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $24 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



immediately preceding calendar year. The Company will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by the Company through June 30, 2007 require prior approval of the Commissioner. The Company did not pay any dividends in 2006. However, since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Commissioner.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement between MetLife and Citigroup, dated as of January 31, 2005, provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, MICC.

  STATUTORY EQUITY AND INCOME

     The Connecticut Insurance Department (the "Department") imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Annuity exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant asset not admitted by the Company is the net deferred tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to amounts "pushed down" as a result of the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:


                                                    SUCCESSOR                      PREDECESSOR
                                         ------------------------------  ------------------------------
                                          YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                         ------------  ----------------  ----------------  ------------
                                             2006            2005              2005            2004
                                         ------------  ----------------  ----------------  ------------
                                                                  (IN MILLIONS)


Holding gains (losses) on investments
  arising
  during the period....................      $ 98            $(75)              $(5)           $ 18
Income tax effect of holding gains
  (losses).............................       (34)             26                 1              (6)
Reclassification adjustments:
  Recognized holding gains (losses)
     included in current period
     income............................       (68)            (46)                3               6
  Amortization of premiums and
     accretion
     of discounts associated with
     investments.......................        --              12                (8)            (18)
  Income tax effect of reclassification
     adjustments.......................        24              12                 2               4
Allocation of holding gains (losses) on
  investments relating to other
  policyholder amounts.................       (12)             45                --              --
Income tax effect of allocation of
  holding
  gains (losses) to other policyholder
  amounts..............................         4             (16)               --              --
                                             ----            ----               ---            ----
     Other comprehensive income
       (loss)..........................      $ 12            $(42)              $(7)           $  4
                                             ====            ====               ===            ====



12.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                   SUCCESSOR                        PREDECESSOR
                                        -------------------------------   -------------------------------
                                         YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                        ------------   ----------------   ----------------   ------------
                                            2006             2005               2005             2004
                                        ------------   ----------------   ----------------   ------------
                                                                  (IN MILLIONS)


Compensation.........................       $  47            $  27              $  19            $  45
Commissions..........................         159              156                180              373
Amortization of DAC and VOBA.........         188              108                133              227
Capitalization of DAC................        (135)            (164)              (222)            (469)
Rent, net of sublease income.........           2                2                  1                4
Other................................          45               36                 73              123
                                            -----            -----              -----            -----
  Total other expenses...............       $ 306            $ 165              $ 184            $ 303
                                            =====            =====              =====            =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


13.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)


DECEMBER 31, 2006
Assets:
  Fixed maturity securities............................               $5,889       $5,889
  Equity securities....................................               $   57       $   57
  Mortgage loans on real estate........................               $  295       $  289
  Policy loans.........................................               $   55       $   55
  Short-term investments...............................               $   95       $   95
  Cash and cash equivalents............................               $  230       $  230
  Accrued investment income............................               $   68       $   68
  Mortgage loan commitments............................     $60       $   --       $   --
  Commitments to fund bank credit facilities...........     $24       $   --       $   --
Liabilities:
  Policyholder account balances........................               $2,740       $2,457
  Payables for collateral under derivative
     transactions......................................               $  102       $  102




                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)


DECEMBER 31, 2005
Assets:
  Fixed maturity securities............................               $6,055       $6,055
  Equity securities....................................               $    4       $    4
  Mortgage loans on real estate........................               $  258       $  258
  Policy loans.........................................               $   37       $   37
  Short-term investments...............................               $   57       $   57
  Cash and cash equivalents............................               $  233       $  233
  Accrued investment income............................               $   69       $   69
  Mortgage loan commitments............................     $20       $   --       $   --
Liabilities:
  Policyholder account balances........................               $3,185       $2,972
  Payables for collateral under derivative
     transactions......................................               $  108       $  108

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER DERIVATIVE TRANSACTIONS

     The carrying value for payables for collateral under derivative transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


14.  RELATED PARTY TRANSACTIONS

     In 2006, the Company entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $5 million, included in other expenses, for services performed under the Master Service Agreement for the year ended December 31, 2006.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, included in other expenses, for services performed under the Service Agreement for the year ended December 31, 2006. There were no charges for the six months ended December 31, 2005.

     At December 31, 2006 and 2005, the Company had receivables from MICC of $13 million and $20 million, respectively. The Company had receivables from other affiliates of $4 million and payables to other affiliates of $2 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand-alone entity.

     As of December 31, 2006 and 2005, the Company held $89 million and $16 million, respectively, of its total invested assets in the MetLife Money Market Pool which is an affiliated partnership. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers fixed maturity securities to affiliates and receives other fixed maturity securities from affiliates. The Company transferred invested assets to affiliates with both an amortized cost and fair market value of $15 million for the year ended December 31, 2006. The Company did not transfer assets to affiliates for the six months ended December 31, 2005. The realized capital losses recognized on these transfers were less than $1 million for the year ended December 31, 2006. The Company received invested assets from affiliates with a fair market value of $13 million for the year ended December 31, 2006. The Company did not receive transfers of assets from affiliates for the six months ended December 31, 2005.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"), MetLife Reinsurance Company of South Carolina ("MRSC"), and Exeter Reassurance Company, Ltd. ("Exeter"). As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $108 million and $12 million, respectively. Prior-year comparable assets and liabilities were $78 million and $47 million, respectively.

     The following tables reflect related party reinsurance information:


                                                               SUCCESSOR
                                                    -------------------------------
                                                     YEAR ENDED    SIX MONTHS ENDED
                                                    DECEMBER 31,     DECEMBER 31,
                                                    ------------   ----------------
                                                        2006             2005
                                                    ------------   ----------------
                                                             (IN MILLIONS)


Ceded premiums....................................      $  5              $ 2
Ceded fees, included in universal life and
  investment-type product policy fees.............        22               19
Ceded benefits, included in policyholder benefits
  and claims......................................        38               39
Ceded fees, included in other expenses............        37               12
                                                        ----              ---
  Total ceded.....................................      $102              $72
                                                        ====              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                SUCCESSOR
                                                               -----------
                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables................................................  $108    $78
Ceded balances payable, included in other liabilities........  $ 12    $47


     Prior to the Acquisition, the Company had related party transactions with its parent and/or affiliates. These transactions are described as follows:

     In December 2004, MLAC entered into a reinsurance agreement with MRSC related to guarantee features included in certain of their universal life and variable universal life products. All information subsequent to the Acquisition is included in the tables above. Fees associated with this agreement, included within other expenses, were $22 million for the six months ended June 30, 2005.

     In addition, MLAC's individual insurance mortality risk is reinsured, in part, to RGA, an affiliate subsequent to the Acquisition Date. All information subsequent to the Acquisition is included in the tables above. Ceded premiums were $3 million for the six months ended June 30, 2005. Ceded fees, included within universal life and investment-type product policy fees, were $7 million for the six months ended June 30, 2005. Ceded benefits, included within policyholder benefits and claims, were $5 million for the six months ended June 30, 2005.

     At June 30, 2005, MLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amount of $10 million. Income (loss) of ($1) million and $1 million was recognized on these investments in the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. In July 2005, MLAC sold its investment in Tribeca.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid MICC an insignificant amount for both the six months ended June 30, 2005 and the year ended December 31, 2004 for these services.

     In the ordinary course of business, the Company distributed fixed and variable annuity products through its former affiliate Smith Barney. Premiums and deposits related to these products were $506 million in 2004. The Company also marketed term and universal life products through Smith Barney. Premiums related to such products were $108 million in 2004. Commissions and fees paid to Smith Barney were $50 million in 2004.

     The Company also distributed deferred annuity products through its former affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, "CitiStreet") and Citibank, N.A. ("Citibank"). Deposits received from PFS were $636 million and commissions and fees paid to PFS were $48 million for the year ended December 31, 2004. Deposits received from CitiStreet were $116 million and related commissions and fees paid to CitiStreet were $3 million for the year ended December 31, 2004. Deposits received from Citibank were $112 million and commissions and fees paid to Citibank were $13 million for the year ended December 31, 2004.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006
                                  (IN MILLIONS)



                                                                     SUCCESSOR
                                                     -----------------------------------------
                                                      COST OR                      AMOUNT AT
                                                     AMORTIZED     ESTIMATED    WHICH SHOWN ON
                                                      COST(1)     FAIR VALUE     BALANCE SHEET
                                                     ---------    ----------    --------------


TYPE OF INVESTMENTS
Fixed maturity securities:
  Bonds:
     U.S. Treasury/agency securities..............     $  801       $  783          $  783
     State and political subdivision securities...         91           86              86
     Foreign government securities................         69           73              73
     Public utilities.............................        276          271             271
     All other corporate bonds....................      2,959        2,907           2,907
  Mortgage-backed and asset-backed securities.....      1,572        1,573           1,573
  Redeemable preferred stock......................        199          196             196
                                                       ------       ------          ------
     Total fixed maturity securities..............      5,967        5,889           5,889
                                                       ------       ------          ------
Equity securities:
  Common stock:
     Industrial, miscellaneous and all other......          1            1               1
  Non-redeemable preferred stock..................         55           56              56
                                                       ------       ------          ------
     Total equity securities......................         56           57              57
                                                       ------       ------          ------
Mortgage loans on real estate.....................        295                          295
Policy loans......................................         55                           55
Real estate joint ventures........................          2                            2
Other limited partnership interests...............         68                           68
Short-term investments............................         95                           95
Other invested assets.............................        341                          341
                                                       ------                       ------
  Total investments...............................     $6,879                       $6,802
                                                       ======                       ======




--------

   (1) Cost for fixed maturity securities and mortgage loans on real estate represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        AS OF DECEMBER 31, 2006 AND 2005
                                  (IN MILLIONS)


                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
                                             VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
                                            ------   ------------------   ------------   ----------


2006 (SUCCESSOR)..........................  $1,712         $1,861            $5,377          $45
                                            ======         ======            ======          ===
2005 (SUCCESSOR)..........................  $1,777         $1,808            $5,688          $18
                                            ======         ======            ======          ===



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)



                                PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                                REVENUE        NET        BENEFITS       DAC AND VOBA       OTHER          PREMIUMS
                              AND POLICY   INVESTMENT   AND INTEREST      CHARGED TO      OPERATING         WRITTEN
                                CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
                              ----------   ----------   ------------   ---------------   -----------   ----------------


For the Year Ended December
  31, 2006 (SUCCESSOR).....      $526         $361          $271             $188            $118             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  December 31, 2005
  (SUCCESSOR)..............      $250         $167          $166             $108            $ 57             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  June 30, 2005
  (PREDECESSOR)............      $241         $223          $175             $133            $ 51             $ 4
                                 ====         ====          ====             ====            ====             ===
For the Year Ended December
  31, 2004 (PREDECESSOR)...      $411         $389          $326             $227            $ 76             $ 6
                                 ====         ====          ====             ====            ====             ===




--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        AS OF DECEMBER 31, 2006 AND 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)



                                                                                       % AMOUNT
                                                GROSS                          NET      ASSUMED
                                                AMOUNT    CEDED    ASSUMED    AMOUNT    TO NET
                                               -------   -------   -------   -------   --------


AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2006 (SUCCESSOR)
Life insurance in-force.....................   $63,138   $47,897     $--     $15,241      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    79   $    36     $--     $    43      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER
  31, 2005 (SUCCESSOR)
Life insurance in-force.....................   $63,023   $48,618     $--     $14,405      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    41   $    24     $--     $    17      --%
                                               =======   =======     ===     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005
  (PREDECESSOR)
Insurance premium...........................   $    39   $    19     $--     $    20      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2004 (PREDECESSOR)
Life insurance in-force.....................   $54,886   $44,286     $--     $10,600      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    74   $    34     $--     $    40      --%
                                               =======   =======     ===     =======




     For the year ended December 31, 2006, and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004, there were no affiliated reinsurance transactions.

                                     VINTAGE



                       STATEMENT OF ADDITIONAL INFORMATION



                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES



                      INDIVIDUAL VARIABLE ANNUITY CONTRACT


                                    ISSUED BY




                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT


                                  ONE CITYPLACE


                        HARTFORD, CONNECTICUT 06103-3415



MLAC-BOOK-02                                                      APRIL 30, 2007

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:



     (1)  Statement of Assets and Liabilities as of December 31, 2006



     (2)  Statement of Operations for the year ended December 31, 2006



     (3) Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005





     (4)  Notes to Financial Statements



The consolidated financial statements and schedules of MetLife Life and Annuity Company of Connecticut and its subsidiary (formerly The Travelers Life and Annuity Company) and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Life and Annuity Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2006 and 2005



     (2) Consolidated Statements of Income for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004



     (3) Consolidated Statements of Stockholder's Equity for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004



     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004



     (5)  Notes to Consolidated Financial Statements



     (6)  Financial Statement Schedules


(b)  Exhibits



EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------


1.        Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Registrant's Registration
          Statement on Form N-4, File No. 033-58131, filed via Edgar on March
          17, 1995.)
2.        Not Applicable.
3(a)      Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to The Travelers Separate Account Six for Variable Annuities'
          Registration Statement on Form N-4, File No. 333-58809 filed February
          26, 2001.)
3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)
3(c)      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities'
          Registration Statement on Form N-4, File No. 033-65339/811-07463 filed April 6, 2007.)
3(d) Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities' Registration
          Statement on Form N-4, File No. 033-65339/811-07463 filed April 6,
          2007.)
4(a). Variable Annuity Contracts. (Incorporated herein by reference to the Registrant's Registration Statement on Form N-4, File No. 033-58131, filed via Edgar on March 17, 1995.)

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------

4(b).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities' Registration Statement on Form N-4,
          File No. 033-65339 filed on April 7, 2006.)
5(a).     Form of Applications. (Incorporated herein by reference to Pre-
          Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, filed September 8, 1995.)
5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343 filed April 6, 2006.)
6(a)      Charter of The Travelers Life and Annuity Company, as amended on
          April 10, 1990. (Incorporated herein by reference to Registrant's
          Registration Statement on Form N-4, File No. 033-58131, filed via
          Edgar on March 17, 1995.)
6(b)      By-Laws of The Travelers Life and Annuity Company, as amended on
          October 20, 1994. (Incorporated herein by reference to Registrant's
          Registration Statement on Form N-4, File No. 033-58131, filed via
          Edgar on March 17, 1995.)
6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Life and Annuity Company effective May 1, 2006.
          (Incorporated herein by reference to Exhibit 6(c) to Post-Effective
          Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities'
          Registration Statement on Form N-4, File No. 033-65339 filed April 7,
          2006.)
7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to The Travelers Fund ABD
          II for Variable Annuities' Registration Statement on Form N-4, File
          No. 333-65942 filed April 15, 2003.)
8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to The Travelers Separate
          Account Eleven for Variable Annuities' Registration Statement on Form
          N-4, File No. 333-101778 filed April 21, 2005.)
8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
          Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)
8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343 filed April 6, 2006.)
9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to Post-Effective
          Amendment No. 3 to the Registrant's Registration Statement on Form N-
          4 filed April 29, 1997.)
10(a)     Consent of KPMG LLP, Independent Registered Public Accounting Firm.
          Filed herewith.
10(b)     Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.
11.       Not applicable.
12.       Not applicable.
13.       Power of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

    MetLife Life and Annuity Company of Connecticut
    One Cityplace
    Hartford, CT 06103-3415

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------


Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962
William J. Mullaney                Director
700 Quaker Lane
Warrick, RI 02886
Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Anthony J. Williamson              Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138
Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103
Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Linn K. Richardson                 Vice President and Actuary
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962
Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
William D. Cammarata               Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                Vice President
260 Madison Ave
New York, NY 10016
Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962
C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962
Gene L. Lunman                     Vice President
185 Asylum Street
Hartford, CT 06103
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962
Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103
Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962
Erik V. Savi                       Vice President
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Life and Annuity Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2007, there were 1,488 qualified contracts and 5,329 non-qualified contracts of Vintage Annuity offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.


C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614



     Prior to October 20, 2006, MLI Distribution LLC was the principal underwriter and distributor. On that date MLI Distribution LLC merged into MetLife Investors Distribution Company.





MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account QP for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Separate Account TM for Variable Annuities MetLife of CT Separate Account TM II for Variable Annuities MetLife of CT Separate Account Five for Variable Annuities MetLife of CT Separate Account Six for Variable Annuities MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities MetLife of CT Separate Account Ten for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance MetLife of CT Variable Life Insurance Separate Account One MetLife of CT Variable Life Insurance Separate Account Two MetLife of CT Variable Life Insurance Separate Account Three Metropolitan Life Variable Annuity Separate Account I Metropolitan Life Variable Annuity Separate Account II MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account Twelve for Variable Annuities

MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate
  Account 2002
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven







(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------


Michael K. Farrell           Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------

Andrew Aiello                Senior Vice President, Channel Head-National Accounts Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116
Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson        Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614
Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Fitzpatrick         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                               (2)
                                               NET
                  (1)                      UNDERWRITING         (3)              (4)              (5)
           NAME OF PRINCIPAL              DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
              UNDERWRITER                  COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
           -----------------             ---------------  ---------------  ---------------  ---------------


MLI Distribution LLC...................    $62,664,479           $0               $0               $0




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(1)  MetLife Life and Annuity Company of Connecticut
     One Cityplace
     Hartford, Connecticut 06103-3415


ITEM 31. MANAGEMENT SERVICES


Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and



(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this April 6, 2007.

                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES
                                  (Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the April 6, 2007.







         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

         /s/ *WILLIAM J. MULLANEY                 Director
---------------------------------------------
            (William J. Mullaney)

            /s/ *LISA M. WEBER                    Director
---------------------------------------------
               (Lisa M. Weber)



                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact
* MetLife Life and Annuity Company of Connecticut. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX



10(a)   Consent of KPMG LLP, Independent Registered Public Accounting Firm.
10(b)   Consent of Deloitte & Touche LLP, Independent Registered Public
        Accounting Firm.
13      Powers of Attorney.